December 31, 2001

Annual Report

[GRAPHIC]

NML Variable Annuity Account B
Nontax — Qualified Annuities
Individual Retirement Annuities
Roth IRAs
Simplified Employee Pension Plan IRAs
SIMPLE IRAs
Tax Deferred Annuities
457 Deferred Compensation Plan Annuities
Non-Transferable Annuities

Northwestern Mutual
Series Fund, Inc. and
Russell Insurance Funds

The Northwestern Mutual
Life Insurance Company
720 East Wisconsin Avenue
Milwaukee, WI 53202
(414) 271-1444

[NORTHWESTERN MUTUAL LOGO]

Letter to Contract Owners
January 31, 2002

The year just ended has been a difficult one in many ways. As the year began, most observers sensed that we were near the end of a record economic expansion, but there was considerable uncertainly as to the likely course of the economy. The stock market, traditionally a leading indicator, had already experienced a sharp drop. Other indicators were mixed, and they remained so through most of the year. The Federal Reserve responded to mounting signs of weakness with an unprecedented series of interest rate cuts.

Then in September Americans were stunned by terrorist attacks. A sharp drop when the markets reopened was followed by an encouraging rally in the fourth quarter. In November came the official announcement that a recession had begun eight months earlier.

In this difficult environment, it is understandable that some investors are feeling confused and frustrated. But our current situation is not unprecedented. Except in the technology sector, the stock market decline is far from a crash, and recession is by no means synonymous with economic disaster.

The U.S. economy has experienced nine recessions since World War II, and each has been followed by a period of economic growth. The stock market tends to move in concert with the economy, and periods of strength and weakness are inevitable. Although equities as a whole have a lengthy record of positive long term returns, there will be intermittent periods of negative return. While experience suggests that it is reasonable to expect positive returns from stocks over the long term, we have always considered it unlikely that the 20%-plus returns of the late 1990s could be maintained.

We are convinced that professional management, broad diversification and a long-term outlook are the keys to responsible, productive investing. Owners of Northwestern Mutual Variable Annuity contracts participate in the markets with these important advantages. The individuals who manage these Portfolios are seasoned professionals with many years of experience, people who have learned to manage through good and bad markets. Many are the same individuals who manage the corporate assets of Northwestern Mutual.

The weak equity markets of the last two years reinforce the importance of diversification, among types of investments (such as stocks, government and corporate bonds, and real estate portfolios) and within each type of investment. The broad diversification of the Portfolios underlying the Variable Annuity contracts avoids some of the risk inherent in holding individual securities. Including different types of equity funds — for example, growth and value; large and small capitalization; domestic and international — provides valuable balance and insulation from weakness in particular market segments.

Relatively strong bond returns over the last two years provide evidence of the value of including bond funds in your portfolio. As you choose the mix of funds that is best for you, we urge you to take advantage of the services of your Northwestern Mutual Investment Services representative, who is available to help you meet your financial goals.

We want you to know about a few changes in our organization and our investment products, which we believe will provide more choices and even better service to owners of Northwestern Mutual Variable Annuity contracts.

In this publication, we are reporting on the initial results of four new portfolios introduced in July 2001: a growth-oriented international fund; a small-cap value fund; a large-cap domestic value fund, and an asset allocation fund. Details on the objectives and management style of each of these funds, as well as the 16 other fund choices, are provided in the following pages. This broad array of investment choices provides vehicles appropriate for any investment objective, as well as ample opportunities to adjust your personal portfolio over time.

There also have been some organizational changes designed to create one cohesive, distinct organization with all the legal, regulatory and operational infrastructure to provide stronger investment advisory services to our contract owners and other clients. As of January 1, 2002, the individuals who manage Northwestern Mutual’s public market investments, including those underlying the variable annuity and variable life insurance products, the Mason Street family of mutual funds, and Northwestern Mutual’s corporate assets, are now part of a new entity, Mason Street Advisors, LLC, a registered investment advisory firm. The individuals managing your investments are the same as before, and Mason Street Advisors is a wholly owned company of Northwestern Mutual.

We thank you for your continuing confidence in Northwestern Mutual, and we look forward to being your resource for long-term financial security for many years to come.

The Northwestern Mutual Life Insurance Company

Mason G. Ross,
Chairman, Mason Street Advisors

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665
Get up-to-date information about your contract at your convenience with your contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.

Information on the Internet:

www.northwesternmutual.com
For information about Northwestern Mutual visit us on our Website. Included is information on Daily Variable Annuity Unit Value Prices, Quarterly Performance, and Fund Information. Contact Your Northwestern Mutual Investment Services representative if you have questions about your contract or any of the contract owner privileges.

Contract Owner Privileges

Free Transfers Among Portfolios
You can change your investment allocation or transfer values among the portfolios by calling the Northwestern Mutual Express line at 800-519-4665. Also, you can Mail or Fax the request forms to the Home Office for the same day changes.

Contract Owner Communications

Northwestern Mutual Express gives you 24-hour access to your contract. You receive Confirmation Statements on each transaction, VA Quarterly Summary Statements, and the Annuity Aspects Newsletter providing financial and annuity information.

Automatic Investment Plan

You can invest via the Electronic Funds Transfer (EFT) Plan. Your bank can transmit money safely and quickly from your bank checking or NOW account.

Automatic Dollar Cost Averaging Plan

Your money is automatically transferred from the Money Market Portfolio to any of the other 19 variable portfolios on a monthly or quarterly basis.

Portfolio Rebalancing

To help maintain your asset allocation plan percentage over time, this service will automatically readjust the asset allocations back to the desired specified percentages.

Interest Sweeps

The Interest Sweep service will automatically sweep or transfer interest earnings periodically from the Guaranteed Interest Fund to any of the 20 variable investment options.

Systematic Withdrawal Plan

While your contract is in the accumulation phase, you can arrange to automatically withdraw money to generate a payment stream.

Automatic Required Minimum Distribution (RMD)

You can arrange for your required minimum distribution (RMD) to be sent to you automatically once you turn age 70 1/2. (IRA, SEP-IRA, SIMPLE IRA 403(b) and Former Pension Annuity Contracts).

Special Withdrawal Privilege

You can withdraw 10% of the contract’s accumulation value without a surrender charge, if the contract has at least a $10,000 balance, beginning on the first contract anniversary.

Terminal Illness Benefit

Withdrawal charges are waived if the primary Annuitant is terminally ill and has a life expectancy of 12 months or less.

Nursing Home Benefit

Withdrawal charges are waived after the first contract anniversary if the primary annuitant’s confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospital.

Contents

Letter to Contract Owners	1
Performance Summary for Separate Accounts	4
Guaranteed Interest Fund (GIF)	8
Economic Overview and Outlook	9
Series Fund Objectives and Schedules of Investments
Small Cap Growth Stock Portfolio	10
T. Rowe Price Small Cap Value Portfolio	13
Aggressive Growth Stock Portfolio	16
International Growth Portfolio	19
Franklin Templeton International Equity Portfolio	22
Index 400 Stock Portfolio	26
Growth Stock Portfolio	32
J.P. Morgan Select Growth and Income Stock Portfolio	35
Capital Guardian Domestic Equity Portfolio	38
Index 500 Stock Portfolio	41
Asset Allocation Portfolio	48
Balanced Portfolio	58
High Yield Bond Portfolio	71
Select Bond Portfolio	77
Money Market Portfolio	83
Accountants’ Report	87
Statements of Assets and Liabilities	88
Statements of Operations	90
Statements of Changes in Net Assets	92
Financial Highlights	100
Notes to Series Fund Financial Statements	108
Accountants’ Report	114
Account B Financial Statements	115
Notes to Account B Financial Statements	123
Directors and Officers	127
The Russell Annual Report Starts After Page 127

Performance Summary
as of December 31, 2001

Front Load Contract (Series QQ)
								J.P. Morgan
					Franklin			Select	Capital
		T. Rowe		International	Templeton			Growth and	Guardian
Total return	Small Cap	Price Small	Aggressive	Growth	International	Index 400	Growth	Income	Domestic
at unit value	Growth Stock	Cap Value	Growth Stock	Stock	Equity	Stock	Stock	Stock	Equity
(as of 12/31/01)	Division	Division	Division	Division	Division	Division	Division	Division	Division

1 year	(8.00%)	—	(23.40%)	—	(17.79%)	(5.03%)	(18.00%)	(11.84%)	—
5 years	—	—	40.85%	—	15.98%	—	58.43%	38.82%	—
Annualized	—	—	7.09%	—	3.01%	—	9.64%	6.78%	—
10 years	—	—	200.74%	—	—	—	—	—	—
Annualized	—	—	11.64%	—	—	—	—	—	—
10 years**	—	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—	—
Since division inception in Account B	81.46%@@	(2.48%)†	—	(13.17%)†	97.27%!	24.75%@@	151.68%#	116.72%#	(6.26%)†
Annualized	24.99%	—	—	—	8.15%	8.63%	12.80%	10.62%	—
Since portfolio inception++	—	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—	—
Current Yield##
Front Load Contract (Series RR)

1 year	(8.57%)	—	(23.88%)	—	(18.30%)	(5.62%)	(18.50%)	(12.38%)	—
5 years	—	—	39.41%	—	14.81%	—	56.85%	37.40%	—
Annualized	—	—	6.87%	—	2.80%	—	9.42%	6.56%	—
10 years	—	—	196.20%	—	—	—	—	—	—
Annualized	—	—	11.47%	—	—	—	—	—	—
10 years**	—	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—	—
Since portfolio inception in Account B	80.03%@@	(3.03%)†	—	(13.66%)†	94.44%!	23.77%@@	148.45%#	113.88%#	(6.79%)†
Annualized	24.62%	—	—	—	7.97%	8.31%	12.61%	10.43%	—
Since portfolio inception++	—	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—	—
Current Yield##
Back Load Contract Without Surrender (Series QQ/ RR)

1 year	(5.11%)	—	(20.99%)	—	(15.20%)	(2.04%)	(15.41%)	(9.06%)	—
5 years	—	—	39.67%	—	15.09%	—	57.21%	37.65%	—
Annualized	—	—	6.91%	—	2.85%	—	9.47%	6.60%	—
10 years	—	—	183.94%	—	—	—	—	—	—
Annualized	—	—	11.00%	—	—	—	—	—	—
10 years**	—	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—	—
Since portfolio inception in Account B	84.30%@@	1.23%†	—	(9.87%)†	88.89%!	26.69%@@	143.42%#	109.62%#	(2.70)†
Annualized	25.72%	—	—	—	7.61%	9.26%	12.31%	10.14%	—
Since portfolio inception++	—	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—	—
Current Yield##

All total return figures are for divisions of NML Variable Annuity Account B and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures for the Front Load contract reflect a maximum sales load of 4% for the Series QQ and 4.5% for the Series RR; figures for the Series QQ Back Load contract with a surrender reflect deductions for a maximum 8% withdrawal charge, declining at a rate of 1% per year; figures for the Series RR Back Load contract with surrender reflect deductions for a maximum of 6% withdrawal charge for the first three years, declining at a rate of 1% per year thereafter. The data reflects an initial contract size of $10,000 for the Front Load (minimum size) and $1,000 for the Back Load. Performance data represents past results and is not a guarantee of future results. Future unit values and investment returns may vary so an investor’s units, when redeemed, may be worth more or less than their original value. Performance for other separate accounts will differ.

++	Returns stated are as of the inception date of the portfolio which precedes availability in Account B. See the following footnotes for portfolio inception dates.

#	Inception date of 5/3/94.

!	Inception date of 4/30/93.
@	On April 30, 1993, the Index 500 Portfolio was indexed to approximate the performance of the Standard & Poor’s 500 Composite Stock Price Index. Before then, the Portfolio was actively managed.

@@	Inception date of 4/30/99.

†	Inception date of 7/31/01.

+	Inception date of this division in Account B was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.

!!	10 year return for this division in Account B.

**	10 year return for this Portfolio of the Northwestern Mutual Series Fund, Inc. This Portfolio became available to this division on May 3, 1994. Performance quoted prior to May 3, 1994, is based on actual investment experience of the Portfolio, adjusted for expenses of the product and premium charges.
##	For the seven-day period ended December 31, 2001, the Money Market Portfolio’s yield was 2.16% and was equivalent to a compound effective yield of 2.18%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

Note:	“Standard and Poor’s 500” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Series Fund and its Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in them.

Russell	Russell	Russell
Index 500	Asset	High Yield	Select	Money	Multi-Style	Aggressive	Russell	Real Estate	Russell
Stock	Allocation	Balanced	Bond	Bond	Market	Equity	Equity	Non-U.S.	Securities	Core Bond
Division	Division	Division	Division	Division	Division	Division+	Division+	Division+	Division	Division+

(15.76%)	—	(7.42%)	0.40%	5.50%	(0.66%)	(17.99%)	(6.67%)	(25.47%)	3.09%	2.67%
56.71%	—	45.98%	6.62%	32.63%	21.31%	—	—	—	—	—
9.40%	—	7.86%	1.29%	5.81%	3.94%	—	—	—	—	—
207.82	%!!	—	136.52	%!!	—	83.35	%!!	46.47	%!!	—	—	—	—	—
11.90%	—	8.99%	—	6.25%	3.89%	—	—	—	—	—
200.55	%@	—	138.29%	—	86.43%	46.39%	—	—	—	—	—
11.63%	—	9.07%	—	6.43%	3.88%	—	—	—	—	—
—	(6.18	%)†	—	51.93	%#	—	—	(23.11%)	2.12%	(20.62%)	20.80	%@@	11.19%
—	—	—	5.61%	—	—	(9.37%)	0.79%	(8.28%)	7.33%	4.05%
—	—	—	—	—	—	37.18%	31.99%	(5.23%)	—	30.09%
—	—	—	—	—	—	6.53%	5.71%	(1.07%)	—	5.41%
2.16%

(16.28%)	—	(7.99%)	(0.22%)	4.85%	(1.28%)	(18.49%)	(7.24%)	(25.93%)	2.45%	2.04%
55.07%	—	44.50%	5.57%	31.32%	20.09%	—	—	—	—	—
9.17%	—	7.64%	1.09%	5.60%	3.73%	—	—	—	—	—
203.45	%!!	—	133.07	%!!	—	80.61	%!!	44.23	%!!	—	—	—	—	—
11.74%	—	8.83%	—	6.09%	3.73%	—	—	—	—	—
196.03	%@	—	134.73%	—	83.63%	44.20%	—	—	—	—	—
11.46%	—	8.91%	—	6.27%	3.73	%—	—	—	—	—
—	(6.70	%)†	—	50.07	%#	—	—	(23.70%)	1.31%	(21.24%)	19.87	%@@	10.33%
—	—	—	5.44%	—	—	(9.63%)	0.49%	(8.55%)	7.02%	3.75%
—	—	—	—	—	—	35.80%	30.65%	(6.18%)	—	28.78%
—	—	—	—	—	—	6.32%	5.50%	(1.27%)	—	5.19%
2.16%

(13.11%)	—	(4.50%)	3.57%	8.83%	2.47%	(15.41%)	(3.73%)	(23.12%)	6.33%	5.91%
55.42%	—	44.84%	5.78%	31.57%	20.38%	—	—	—	—	—
9.22%	—	7.69%	1.13%	5.64%	3.78%	—	—	—	—	—
190.92	%!!	—	123.40	%!!	—	73.09	%!!	38.36	%!!	—	—	—	—	—
11.27%	—	8.37%	—	5.64%	3.30%	—	—	—	—	—
183.93	%@	—	125.11%	—	76.11%	38.29%	—	—	—	—	—
11.00%	—	8.45%	—	5.82%	3.30%	—	—	—	—	—
—	(2.61	%)†	—	46.93	%#	—	—	(21.90%)	3.73%	(19.36%)	22.70	%@@	12.94%
—	—	—	5.15%	—	—	(8.84%)	1.38%	(7.74%)	7.96%	4.66%
—	—	—	—	—	—	36.26%	31.10%	(5.86%)	—	29.23%
—	—	—	—	—	—	6.39%	5.57%	(1.20%)	—	5.27%
2.16%

Performance Summary
as of December 31, 2001

Back Load Contract With Surrender (Series QQ)
								J.P. Morgan
					Franklin			Select	Capital
		T. Rowe		International	Templeton			Growth and	Guardian
Total return	Small Cap	Price Small	Aggressive	Growth	International	Index 400	Growth	Income	Domestic
with surrender charge	Growth Stock	Cap Value	Growth Stock	Stock	Equity	Stock	Stock	Stock	Equity
(as of 12/31/01)	Division	Division	Division	Division	Division	Division	Division	Division	Division

1 year	(13.11%)	—	(28.99%)	—	(23.20%)	(10.04%)	(23.41%)	(17.06%)	—
5 years	—	—	35.66%	—	11.06%	—	53.16%	33.70%	—
Annualized	—	—	6.29%	—	2.12%	—	8.90%	5.98%	—
10 years	—	—	183.94%	—	—	—	—	—	—
Annualized	—	—	11.00%	—	—	—	—	—
10 years**	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—
Since division inception in
Account B	78.30%@@	(6.77%)†	—	(17.87%)†	88.89%!	20.68%@@	142.43%#	108.60%#	(10.70%)†
Annualized	24.17%	—	—	—	7.61%	7.29%	12.25%	10.07%
Since portfolio inception++	—	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—	—
Current Yield##

Back Load Contract With Surrender (Series RR)

1 year	(11.11%)	—	(26.99%)	—	(21.20%)	(8.04%)	(21.41%)	(15.06%)	—
5 years	—	—	35.66%	—	11.06%	—	53.16%	33.70%	—
Annualized	—	—	6.29%	—	2.12%	—	8.90%	5.98%	—
10 years	—	—	183.94%	—	—	—	—	—	—
Annualized	—	—	11.00%	—	—	—	—	—	—
10 years++	—	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—	—
Since division inception in
Account B	78.30%@@	(4.77%)†	—	(15.87%)†	88.89%!	20.68%@@	142.43%#	108.60%#	(8.70%)†
Annualized	24.17%	—	—	—	7.61%	7.29%	12.25%	10.07%	—
Since portfolio inception++	—	—	—	—	—	—	—	—	—
Annualized	—	—	—	—	—	—	—	—	—
Current Yield##

All total return figures are for divisions of NML Variable Annuity Account B and are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures for the Front Load contract reflect a maximum sales load of 4% for the Series QQ and 4.5% for the Series RR; figures for the Series QQ Back Load contract with a surrender reflect deductions for a maximum 8% withdrawal charge, declining at a rate of 1% per year; figures for the Series RR Back Load contract with surrender reflect deductions for a maximum of 6% withdrawal charge for the first three years, declining at a rate of 1% per year thereafter. The data reflects an initial contract size of $10,000 for the Front Load (minimum size) and $1,000 for the Back Load. Performance data represents past results and is not a guarantee of future results. Future unit values and investment returns may vary so an investor’s units, when redeemed, may be worth more or less than their original value. Performance for other separate accounts will differ.

++	Returns stated are as of the inception date of the portfolio which precedes availability in Account B. See the following footnotes for portfolio inception dates.

#	Inception date of 5/3/94.

!	Inception date of 4/30/93.
@	On April 30, 1993, the Index 500 Portfolio was indexed to approximate the performance of the Standard & Poor’s 500 Composite Stock Price Index. Before then, the Portfolio was actively managed.

@@	Inception date of 4/30/99.

†	Inception date of 7/31/01.

+	Inception date of this division in Account B was 4/30/99. Actual fund inception was 1/2/97. Performance quoted prior to 4/30/99 is based on actual investment experience, adjusted for expenses of the product and premium charges.

!!	10 year return for this division in Account B.

**	10 year return for this Portfolio of the Northwestern Mutual Series Fund, Inc. This Portfolio became available to this division on May 3, 1994. Performance quoted prior to May 3, 1994, is based on actual investment experience of the Portfolio, adjusted for expenses of the product and premium charges.
##	For the seven-day period ended December 31, 2001, the Money Market Portfolio’s yield was 2.16% and was equivalent to a compound effective yield of 2.18%. The seven-day yield does not include deductions that are included in the separate accounts. The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

Note:	“Standard and Poor’s 500” and “S&P 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Series Fund and its Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in them.

						Russell	Russell		Russell
Index 500	Asset		High Yield	Select	Money	Multi-Style	Aggressive	Russell	Real Estate	Russell
Stock	Allocation	Balanced	Bond	Bond	Market	Equity	Equity	Non-U.S.	Securities	Core Bond
Division	Division	Division	Division	Division	Division	Division+	Division+	Division+	Division	Division+

(21.11%)	—	(12.50%)	(4.43%)	0.83%	(5.53%)	(23.41%)	(11.73%)	(31.12%)	(1.67%)	(2.09%)
51.41%	—	40.85%	1.76%	27.57%	16.38%	—	—	—	—	—
8.65%	—	7.09%	0.35%	4.99%	3.08%	—	—	—	—	—
190.92%!!	—	123.40%!!	—	73.09%!!	38.36%!!	—	—	—	—	—
11.27%	—	8.37%	—	5.64%	3.30%	—	—	—	—	—
183.93%@	—	125.11%	—	76.11%	38.29%	—	—	—	—	—
11.00%	—	8.45%	—	5.82%	3.30%	—	—	—	—	—
—	(10.61%)†	—	45.97%#	—	—	(27.91%)	(2.28%)	(25.36%)	16.69%@@	6.96%
—	—	—	5.06%	—	—	(11.53%)	(0.86%)	(10.37%)	5.95%	2.55%
—	—	—	—	—	—	32.26%	27.10%	(9.86%)	—	25.23%
—	—	—	—	—	—	5.76%	4.92%	(2.06%)	—	4.61%
					2.16%

(19.11%)	—	(10.50%)	(2.43%)	2.83%	(3.53%)	(21.41%)	(9.73%)	(29.12%)	0.33%	(0.09%)
51.41%	—	40.85%	1.76%	27.57%	16.38%	—	—	—	—	—
8.65%	—	7.09%	0.35%	4.99%	3.08%	—	—	—	—	—
190.92%!!	—	123.40%!!	—	73.09%!!	38.36%!!	—	—	—	—	—
11.27%	—	8.37%	—	5.64%	3.30%	—	—	—	—	—
183.93%@	—	125.11%	—	76.11%	38.29%	—	—	—	—	—
11.00%	—	8.45%	—	5.82%	3.30%	—	—	—	—	—
—	(8.61%)†	—	45.97%#	—	—	(27.91%)	(2.28%)	(25.36%)	16.69%@@	6.96%
—	—	—	5.06%	—	—	(11.53%)	(0.86%)	(10.37%)	5.95%	2.55%
—	—	—	—	—	—	32.26%	27.10%	(9.86%)	—	25.23%
—	—	—	—	—	—	5.76%	4.92%	(2.06%)	—	4.61%
					2.16%

Guaranteed Interest Fund (GIF)

Objective:		Net Assets:
Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily.	Each purchase payment or amount transferred to the GIF becomes part of Northwestern Mutual’s general assets, which are all of the Company’s assets except those held in separate accounts.

	The GIF may not be available in all states.	$237.48 million

RR Series Historic Rates

	Front-End		Back-End
Beginning	New Money	Renewal	New Money	Renewal
of Month	Rate	Rate	Rate	Rate

12/1/01	4.25%	4.75%	3.50%	4.00%
11/1/01	3.80%	4.30%	3.05%	3.55%
10/1/01	4.00%	4.50%	3.25%	3.75%
9/1/01	4.40%	4.90%	3.65%	4.15%
8/1/01	4.60%	5.10%	3.85%	4.35%
7/1/01	5.00%	5.45%	4.25%	4.70%
6/1/01	5.10%	5.60%	4.35%	4.85%
5/1/01	4.95%	5.45%	4.20%	4.70%
4/1/01	4.90%	5.40%	4.15%	4.65%
3/1/01	5.15%	5.65%	4.40%	4.90%
2/1/01	5.30%	5.80%	4.55%	5.05%
1/1/01	5.70%	5.95%	4.95%	5.20%

The maximum transfer amount from the GIF to a variable fund cannot be less than $1,000 or greater than $50,000. The $50,000 limit does not apply in New York. Investments in the GIF are subject to a maximum limit of $1 million ($250,000 in New York) without prior consent.

Economic Overview and Outlook

The Economy

The economy in 2001 turned out to be weaker than most forecasters had anticipated. As the year progressed, more and more indicators pointed toward recession. The tragic events of September 11 brought sharp focus to a general sense of economic malaise, and created serious problems for certain industries, especially travel.

In November, the National Bureau of Economic Research declared officially that a recession had begun in March 2001, exactly ten years after the record economic expansion of the 1990s began. This is an unusual recession, however. In most recent slowdowns, demand has been choked by rising interest rates, inflation, or oil shortages. This time, the Federal Reserve has provided stimulus through an unprecedented series of interest rate cuts. Consumer spending has remained strong, especially in interest-sensitive areas such as housing and autos. Business inventories appear to be at a reasonable level, and productivity is holding up unusually well.

Now the main questions concern the depth and duration of the recession, and the strength of the subsequent recovery. Most observers are reasonably positive: The consensus of 55 economists surveyed by The Wall Street Journal (article published January 4, 2002) is that the economy will resume growth in the first half of 2002, with the annualized growth rate surpassing 3% by the end of the year. However, there is wide divergence among the experts, with forecasts for real growth for the full year 2002 ranging from -1.7% to 5.0%. The progress of the recovery will be determined largely by whether an initial period of inventory rebuilding is followed by a sustainable increase in capital spending.

Economic Growth and Inflation

Source: U.S. Department of Commerce. Year-to-year percentage change in Real Gross Domestic Product is used for real economic growth. December-to-December percentage change in the Consumer Price Index — Urban is used for the inflation rate. 2001 numbers are based on preliminary data.

The Equity Market

For the first time since the 1970s, the major market indices — the S&P 500 Index, the Dow Jones Industrial Average, and the Nasdaq Composite Index — all posted losses for the second consecutive year. The net downtrend was far from steady. A drop in the first quarter, most pronounced in the technology-heavy Nasdaq index, was followed by a modest rally in the summer. A sharp drop when the market reopened after September 11 was followed by a rally in the fourth quarter. Throughout the year, the market experienced tremendous volatility, with record numbers of days exhibiting sharp moves up or down.

Investors should remember that the late 1990s were a period of unprecedented equity returns. Total return of the S&P 500 Index was above 20% for five consecutive years, after surpassing 20% for only eight of the previous 30 years.

Market history offers some encouragement to investors in hope of a rebound in 2002. It has been 60 years since the major stock indexes fell for three consecutive years. That happened in 1939-1941, as fascism was sweeping through Europe and recovery from the Great Depression was just beginning. With a modest economic recovery predicted for 2002, any strength in the stock market is likely to be similarly mild. A shift in interest from large-cap to small-cap stocks, and from growth to value, makes it seem likely that market leadership will be quite different from the 1990s, when technology dominated performance.

Annual Total Returns from S&P 500 Index

Source: Standard & Poor’s

The Bond Market

For the second consecutive year bonds substantially outperformed stocks in 2001. Total return from the Merrill Lynch Domestic Master Index was 8.3%, versus a loss of 11.8% in the S&P 500 Index.

Within the bond market, the most pronounced trend was a dramatic steepening in the yield curve, which depicts the relationship between yields on short-term bonds and long-term bonds. Short-term yields dropped dramatically, in response to easing by the Federal Reserve, while yields on 30-year bonds remained essentially unchanged throughout the year.

Another important trend in the bond market was a tightening of interest rate spreads between U.S. Treasury bonds and corporate bonds during the year. At the beginning of the year, the spread was wider than usual, reflecting strong demand for Treasuries and concern about the performance of corporate bonds in a slowing economy. The spread narrowed over the next few months; then Treasuries rallied sharply in the market turmoil that followed September 11. Near the end of the year, as some economic data proved more positive than expected, investors began to regain confidence in corporate bonds, pushing prices up and yields down. Accordingly, corporate bonds outperformed Treasury securities for the first time in four years.

Annual Total Returns from
Merrill Lynch Domestic Master Index

Source: Merrill Lynch. The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds.

Small Cap Growth Stock Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Maximum long-term appreciation of capital	Strive for the highest possible rate of capital appreciation by investing in companies with potential for rapid growth.	$291.45 million

The Small Cap Growth Stock Portfolio owns the stocks of emerging growth companies, with the objective of maintaining a median market capitalization of $1 billion. The range of market capitalization is generally between $200 million and $3 billion. The investment process involves detailed studies of individual companies. Factors evaluated include the growth rates of revenues and earnings, opportunities for margin expansion, financial strength and quality of management. Since growth stock portfolios tend to react strongly to changes in financial and economic markets, as well as to changes in the prospects for individual companies, returns of this Portfolio can vary considerably from time to time. A higher level of risk (with risk defined as variability of returns over time) is accepted for the potential of greater long-term returns.

The year just ended, with a slowing economy, the aftermath of the technology boom of prior years, and external shocks to the markets, was particularly difficult for the small-cap growth category of equities. As a defensive measure, certain holdings in the travel and consumer cyclical sectors were eliminated during the third quarter, and there has been a degree of concentration in non-cyclical industry groups such as business services, many of which are categorized in the Industrials sector. Some of the Portfolio’s large holdings in industries such as health care and specialty finance that have limited exposure to broad economic trends have performed well; these include Lincare, Patterson Dental and Radian Group.

As the market responds to increasing signs of economic recovery, there appears to be considerable opportunity for this portfolio, since small cap stocks traditionally perform well in the early stages of a recovery. Accordingly, holdings at the end of 2001 reflect moves to increase exposure to more cyclical industry groups. New or increased holdings include Coach Leatherware, which should benefit from an improving consumer environment; Airgas, a gas distributor; and oil service companies such as Patterson-UTI Energy and National-Oilwell. In anticipation of a recovery, the Portfolio is overweighted in health care and technology, two sectors considered to have strong long-term growth prospects.

Sector Allocation 12/31/01

The Small Cap Growth Stock Portfolio’s investment in Initial Public Offerings (IPOs) had a significant impact on its since inception performance. There can be no assurance that IPOs will continue to have a positive affect on the Portfolio’s performance.

 Top 10 Equity Holdings  12/31/01

Company	% of Total Net Assets

O’Reilly Automotive, Inc.	4.0%

UTStarcom, Inc.	3.8%

Lincare Holdings, Inc.	3.7%

Advent Software, Inc.	2.8%

Patterson Dental Company	2.7%

Resources Connection, Inc.	2.1%

The Corporate Executive Board Company	2.1%

Tetra Tech, Inc.	2.0%

Radian Group, Inc.	2.0%

Varian, Inc.	2.0%

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
		Since
	1 Year	Inception#

Small Cap Stock Portfolio	-3.76%	27.44%
S&P 600 Index	6.54%	12.82%
Russell 2000 Index	2.49%	6.04%

#Inception date of 4/30/99

Since the Portfolio invests primarily in small capitalization issues, the indices that best reflect the Portfolio’s performance are the Standard & Poor’s (S&P) SmallCap 600 Index and Russell 2000 Index.

The Standard & Poor’s SmallCap 600 Index is an unmanaged index of 600 selected common stocks of smaller U.S.-based companies compiled by Standard & Poor’s Corporation. As of December 31, 2001, the 600 companies in the composite had median market capitalization of $525.2 million and total market value of $376.2 billion. The SmallCap 600 represents approximately 2.6% of the market value of Compustat’s database of over 10,000 equities.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization. These 3,000 companies represent approximately 98% of the investable US equity market. As of December 31, 2001, the average market capitalization of companies in the Russell 3000 was $4.6 billion; the median market capitalization was $732 million. Market capitalization of companies in the Index ranged from $487 billion to $147 million.

The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000. As of December 31, 2001, the average market capitalization of companies in the Russell 2000 was approximately $530 million; the median market capitalization was approximately $410 million. The largest company in the index had a total market capitalization of approximately $1.4 billion.

This chart assumes an initial investment of $10,000 made on 4/30/99 (commencement of the Fund’s operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Small Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Common Stock (84.0%)	Par	(000’s)

Consumer Discretionary (14.7%)
*Catalina Marketing Corporation	83,700	$2,904
*CDW Computer Centers, Inc.	19,300	1,037
*Coach, Inc.	112,900	4,401
Fred’s, Inc.	74,300	3,043
*Getty Images, Inc.	77,900	1,790
*The Gymboree Corporation	259,700	3,098
*O’Reilly Automotive, Inc.	322,100	11,748
*Orient-Express Hotels, Ltd. — Class A	150,800	2,729
*Palm Harbor Homes, Inc.	43,300	1,037
*Peet’s Coffee & Tea, Inc.	106,400	1,200
The Talbots, Inc.	58,800	2,132
*Tommy Hilfiger Corporation	252,900	3,477
*Westwood One, Inc.	136,500	4,102

Total		42,698

Energy (4.6%)
*Cal Dive International, Inc.	128,300	3,166
*Energy Partners, Ltd.	185,000	1,397
*Grant Prideco, Inc.	239,600	2,755
*National-Oilwell, Inc.	154,200	3,178
*Patterson-UTI Energy, Inc.	128,000	2,984

Total		13,480

Financials (5.2%)
Investors Financial Services Corp.	66,100	4,376
*Philadelphia Consolidated Holding Corp.	13,000	490
Radian Group, Inc.	135,100	5,804
Waddell & Reed Financial, Inc. — Class A	140,450	4,522

Total		15,192

Health Care (20.1%)
*Accredo Health, Inc.	70,700	2,807
*AMN Healthcare Services, Inc.	18,700	512
*Apogent Technologies, Inc.	158,500	4,089
*CIMA Labs, Inc.	47,600	1,721
*Cross Country, Inc.	32,800	869
D & K Healthcare Resources, Inc.	60,900	3,468
*DaVita, Inc.	176,700	4,320
*Fisher Scientific International, Inc.	3,000	88
*Lincare Holdings, Inc.	377,600	10,819
*Patterson Dental Company	190,700	7,806
*Priority Healthcare Corporation — Class B	76,000	2,674
*Province Healthcare Company	173,850	5,366
*Renal Care Group, Inc.	146,800	4,712
*Sola International, Inc.	65,000	1,261
*Sybron Dental Specialties, Inc.	72,466	1,564
*Taro Pharmaceutical Industries, Ltd.	38,200	1,526
*Third Wave Technologies	130,800	961
*Triad Hospitals, Inc.	88,500	2,597
*Ventana Medical Systems, Inc.	61,100	1,382

Total		58,542

Industrials (11.9%)
C.H. Robinson Worldwide, Inc.	170,100	4,918
*Charles River Associates Incorporated	84,800	1,738
*Cornell Companies, Inc.	109,000	1,924
*The Corporate Executive Board Company	168,400	6,180
*Education Management Corporation	69,200	2,509
*ITT Educational Services, Inc.	31,400	1,158
*Knight Transportation, Inc.	151,553	2,846
*Resources Connection, Inc.	235,400	6,198
SkyWest, Inc.	47,700	1,214
*Tetra Tech, Inc.	297,625	5,926

Total		34,611

Information Technology (23.4%)
*Advent Software, Inc.	160,300	8,007
*Amphenol Corporation — Class A	30,000	1,442
*Aspen Technology, Inc.	153,700	2,582
*BARRA, Inc.	68,350	3,219
*DDI Corp.	136,600	1,344
*EPIQ Systems, Inc.	108,250	2,095
*Forrester Research, Inc.	95,400	1,921
*Inforte Corp.	207,600	2,900
*Micromuse, Inc.	73,800	1,107
*MKS Instruments, Inc.	125,300	3,387
*Nassda Corporation	69,200	1,556
*Plexus Corp.	118,000	3,134
*PRI Automation, Inc.	131,000	2,679
*Renaissance Learning, Inc.	121,400	3,699
*Semtech Corporation	95,600	3,412
*SmartForce Public Limited Company, ADR	120,900	2,992
*TESSCO Technologies Incorporated	194,700	3,339
*THQ, Inc.	40,200	1,948
*Universal Access Global Holdings, Inc.	207,400	973
*UTStarcom, Inc.	383,800	10,939
*Varian, Inc.	176,900	5,739

Total		68,414

Materials (2.9%)
*Airgas, Inc.	202,900	3,068
Cambrex Corporation	62,900	2,742
Minerals Technologies, Inc.	56,200	2,621

Total		8,431

Small Cap Growth Stock Portfolio

		Market
	Shares/	Value
Common Stock (84.0%)	Par	(000’s)

Telecommunication Services (1.2%)
*AirGate PCS, Inc.	75,100	$3,421

Total		3,421

Total Common Stock (Cost: $222,553)		244,789

Money Market Investments (16.1%)

Cigarettes (1.7%)
#Phillip Morris Co., Inc., 1.81%, 1/18/02	$5,000,000	$4,996

Total		4,996

Commercial Banks (1.7%)
#JP Morgan Chase & Co., 1.86%, 2/8/02	5,000,000	4,990

Total		4,990

Federal Government Agencies (1.5%)
#Federal National Mortgage Association, 1.73%, 2/15/02	4,500,000	4,490

Total		4,490

Finance Services (1.7%)
#Preferred Receivable Funding, 1.85%, 2/4/02	5,000,000	4,991

Total		4,991

Machinery (1.7%)
#John Deere Capital Corp., 2.05%, 1/14/02	5,000,000	4,996

Total		4,996

Miscellaneous Business Credit Institutions (1.7%)
#National Rural Utilities, 1.75%, 1/28/02	5,000,000	4,993

Total		4,993

Personal Credit Institutions (2.6%)
Household Finance Corp., 1.94%, 1/18/02	5,000,000	4,995
Variable Funding Capital, 2.45%, 1/10/02	2,400,000	2,399

Total		7,394

Short Term Business Credit (3.5%)
Asset Securitization, 1.95%, 1/18/02	$5,000,000	4,995
Transamerica Financial Corporation, 1.93%, 1/9/02	5,000,000	4,999

Total		9,994

Total Money Market Investments (Cost: $46,844)		46,844

Total Investments (100.1%) (Cost $269,397)!		291,633

Other Assets, Less Liabilities (-0.1%)		(185)

Total Net Assets (100.0%)		$291,448

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $271,272 and the net unrealized appreciation of investments based on that cost was $20,361 which is comprised of $38,050 aggregate gross unrealized appreciation and $17,689 aggregate gross unrealized depreciation.

ADR — American Depository Receipt

*  Non-Income Producing

#	All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

			Unrealized
			Appreciation/
	Number of	Expiration	(Depreciation)
Issuer (000’s)	Contracts	Date	(000’s)

Russell 2000 Index Futures	106	3/02	$291
(Total Notional Value at 12/31/01 $25,642)

The Accompanying Notes are an Integral Part of the Financial Statements

T. Rowe Price Small Cap Value Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Long-term growth of capital	Invest in small companies whose common stocks are believed to be undervalued.	$21.00 million

The T. Rowe Price Small Cap Value Portfolio invests in companies with market capitalization of $1 billion or less whose current stock prices do not appear to reflect their underlying value. For this Portfolio, value is defined broadly, with consideration given to stock price relative to long-term growth prospects and business franchises, in addition to typical value measures such as assets, current earnings and cash flow. Many of the Portfolio’s holdings are quality companies that have been overlooked by the investment community.

The Portfolio typically holds approximately 100 stocks with average market capitalization somewhat smaller than the Russell 2000 Value Index, its major performance benchmark, as consideration of smaller companies often makes it possible to invest in higher quality companies without paying a premium. The average price-earnings ratio of stocks in the Portfolio is generally close to that of the Index, but quality measures such as return on equity and financial strength are higher. The major emphasis is on selection of individual stocks, with secondary consideration given to industry weightings in order to keep the Portfolio broadly diversified among economic sectors.

Small-cap value stocks as a group were up in 2000 and 2001, when the broad market averages were down significantly, after underperforming in the previous years of strong large-cap equity markets; this portfolio therefore provides an excellent diversification opportunity for holders of large capitalization stocks. The Portfolio has performed in line with the Russell 2000 Value Index in the five months since it was added to the investment choices available to Northwestern Mutual policyowners. Major holdings that contributed to performance in recent months were Brown & Brown, an insurance brokerage firm; Ruby Tuesday, a casual dining restaurant chain; XTO Energy, an independent producer of oil and natural gas producer; and Allied Capital, which provides debt and equity capital to middle-market companies.

Sector Allocation 12/31/01

 Top 10 Equity Holdings  12/31/01

Company	% of Total Net Assets

Brown & Brown, Inc.	2.7%

Ruby Tuesday, Inc.	2.5%

XTO Energy, Inc.	2.4%

Fred’s, Inc.	2.3%

Insituform Technologies, Inc. — Class A	2.1%

Allied Capital Corporation	1.8%

Texas Regional Bancshares, Inc. — Class A	1.6%

Community First Bankshares, Inc.	1.6%

RARE Hospitality International, Inc.	1.5%

Silicon Valley Bancshares	1.5%

The T. Rowe Price Small Cap Value Portfolio is managed for Northwestern Mutual by T. Rowe Price.

Relative Performance

Total Return
For Period Ended December 31, 2001
Since
Inception#

T. Rowe Price Small Cap Value Portfolio	1.76%
Russell 2000 Index	1.40%

#Inception date of 7/31/01, returns not annualized.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization. These 3,000 companies represent approximately 98% of the investable US equity market. As of December 31, 2001, the average market capitalization of companies in the Russell 3000 was $4.6 billion; the median market capitalization was $732 million. Market capitalization of companies in the Index ranged from $487 billion to $147 million.

The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000. As of December 31, 2001, the average market capitalization of companies in the Russell 2000 was approximately $530 million; the median market capitalization was approximately $410 million. The largest company in the index had a total market capitalization of approximately $1.4 billion.

This chart assumes an initial investment of $10,000 made on 7/31/01 (commencement of the Fund’s operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

T. Rowe Price Small Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Common Stock (93.4%)	Par	(000’s)

Consumer Discretionary (17.8%)
Aaron Rents, Inc.	9,600	$156
Aaron Rents, Inc. — Class A	1,300	18
CSS Industries, Inc.	6,400	198
Culp, Inc.	8,100	31
*Dan River, Inc. — Class A	9,800	5
Fred’s, Inc.	11,850	485
Hancock Fabrics, Inc.	9,200	121
Haverty Furniture Companies, Inc.	18,200	301
Modine Manufacturing Company	4,700	110
*Paxson Communications Corporation	4,300	45
RARE Hospitality International, Inc.	13,700	309
Ruby Tuesday, Inc.	25,000	515
*Saga Communications, Inc. — Class A	7,100	147
SCP Pool Corporation	10,325	283
*Sinclair Broadcast Group, Inc. — Class A	3,900	37
Skyline Corporation	6,850	221
Stanley Furniture Company, Inc.	7,350	175
*Stein Mart, Inc.	27,500	230
TBC Corporation	16,000	214
*Unifi, Inc.	19,800	144

Total		3,745

Consumer Staples (1.9%)
*American Italian Pasta Company — Class A	3,500	147
Casey’s General Stores, Inc.	14,900	222
Packaged Ice, Inc.	18,900	20

Total		389

Energy (7.8%)
Attwoods PLC	4,550	159
Carbo Ceramics, Inc.	5,500	215
*Forest Oil Corporation	8,050	227
Lone Star Technologies, Inc.	5,800	102
Newpark Resources, Inc.	13,700	108
Tetra Technologies, Inc.	9,200	193
W-H Energy Services, Inc.	6,900	131
XTO Energy, Inc.	28,500	499

Total		1,634

Financials (23.4%)
Allied Capital Corporation	14,300	372
American Capital Strategies, Ltd.	8,050	228
Brown & Brown, Inc.	21,000	574
Community First Bankshares, Inc.	13,200	339
First Financial Fund, Inc.	17,100	214
*First Republic Bank, Inc.	11,300	273
Gladstone Capital Corp.	4,400	81
Glenborough Realty Trust Incorporated	13,700	266
Innkeepers USA Trust	13,700	134
JP Realty, Inc.	9,150	218
Kilroy Realty Corporation	9,200	242
Lasalle Hotel Properties	9,500	112
Markel Corporation	1,125	202
Ohio Casualty Corporation	5,800	93
Presidential Life Corporation	4,700	97
ProAssurance Corporation	9,300	163
*Silicon Valley Bancshares	11,400	305
Sun Communities, Inc.	6,900	257
Texas Regional Bancshares, Inc. — Class A	9,100	344
*Triad Guaranty, Inc.	8,400	305
Washington Real Estate Trust	4,700	117

Total		4,936

Health Care (3.9%)
Bone Care International, Inc.	13,500	231
*Guilford Pharmaceuticals, Inc.	14,200	170
Owens & Minor, Inc.	16,000	296
*Sola International, Inc.	5,800	113

Total		810

Industrials (16.7%)
Ameron International Corporation	1,600	111
*Dal-Tile International, Inc.	5,800	135
EDO Corporation	8,100	214
Electro Rent Corporation	15,150	195
G & K Services, Inc. — Class A	6,950	224
Hub Group, Inc. — Class A	4,700	49
Idex Corporation	5,700	197
*Insituform Technologies, Inc. — Class A	17,100	437
Landauer, Inc.	4,600	156
Landstar System, Inc.	4,100	297
Layne Christensen Company	6,900	55
Littelfuse, Inc.	8,000	210
Matthews International Corporation — Class A	12,350	304
*Midwest Express Holdings, Inc.	7,000	102
*Modis Professional Services, Inc.	18,300	131
Thomas Industries, Inc.	9,150	229
UTI Worldwide, Inc.	9,100	178
Woodward Governor Company	4,800	280

Total		3,504

Information Technology (7.0%)
Analogic Corporation	6,400	246
Analysts International Corporation	4,900	20
ATMI, Inc.	5,800	138
Brooks Automation, Inc.	5,300	216
Franklin Electric Co., Inc.	2,950	242
Methode Electronics, Inc. — Class A	8,100	65
Packeteer, Inc.	16,000	118

T. Rowe Price Small Cap Value Portfolio

		Market
	Shares/	Value
Common Stock (93.4%)	Par	(000’s)

Information Technology continued
Progress Software Corporation	12,600	$218
*SPSS, Inc.	11,450	203

Total		1,466

Materials (10.7%)
*Airgas, Inc.	16,000	242
Aptargroup, Inc.	8,250	289
Arch Chemicals, Inc.	9,150	212
Deltic Timber Corporation	6,500	178
Florida Rock Industries, Inc.	4,850	177
Gibraltar Steel Corporation	9,550	167
Ivex Packaging Corporation	12,900	245
Liqui-Box Corporation	4,150	171
Myers Industries, Inc.	9,200	126
Penn Virginia Corporation	6,850	234
Wausau-Mosinee Paper Corporation	17,000	206

Total		2,247

Other Holdings (0.9%)
Russell 2000 Value Index	1,500	193

Total		193

Utilities (3.3%)
Black Hills Corporation	4,200	142
Cleco Corporation	10,550	232
Otter Tail Corporation	4,700	137
Vectren Corporation	7,350	176

Total		687

Total Common Stock (Cost: $18,455)		19,611

		Market
	Shares/	Value
Money Market Investments (5.9%)	Par	(000’s)

Investment Company Reserves (5.9%)
Reserve Investment Fund	1,240,328	$1,240

Total Money Market Investments (Cost $1,240)		1,240

Total Investments (99.3%) (Cost $19,695)!		20,851

Other Assets, Less Liabilities (0.7%)		152

Total Net Assets (100.0%)		$21,003

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $19,712 and the net unrealized appreciation of investments based on that cost was $1,139 which is comprised of $1,396 aggregate gross unrealized appreciation and $257 aggregate gross unrealized depreciation.

*  Non-Income Producing

The Accompanying Notes are an Integral Part of the Financial Statements

Aggressive Growth Stock Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Maximum long-term appreciation of capital	Strive for the highest possible rate of capital appreciation by investing in companies with potential for rapid growth.	$1.34 billion

The Aggressive Growth Stock Portfolio owns the stocks of emerging growth companies, generally with market capitalizations of less than $10 billion. Since growth stock portfolios tend to react strongly to changes in financial and economic markets, as well as to changes in the prospects for individual companies, returns of this Portfolio can vary considerably from time to time. A higher level of risk (with risk defined as variability of returns over time) is accepted for the potential of greater long-term returns. The Portfolio’s focus in stock selection is on the individual companies’ ability to generate revenue, expand profit margins and maintain solid balance sheets; industry sector selection is of secondary importance.

In a difficult and volatile market environment, the Aggressive Growth Stock Portfolio has underperformed its benchmark, the S&P MidCap 400 Index, over the last year. Communication, technology and energy have been among the poorer performing industry groups. More defensive holdings such as Investors Financial Services, Fiserv, Radian Group and Concord EFS in the financial services sector and Patterson Dental in health care have held up well. Technology holdings benefited from a rally in the final months of the year.

In anticipation of a recovery, the Portfolio’s holdings are being adjusted to provide more participation in growth-oriented cyclicals.

Sector Allocation 12/31/01

 Top 10 Equity Holdings  12/31/01

Company	% of Total Net Assets

Patterson Dental Company	3.2%

Fiserv, Inc.	2.8%

The Corporate Executive Board Company	2.3%

Cintas Corporation	2.2%

Investors Financial Services Corp.	2.1%

Lincare Holdings, Inc.	1.9%

Kohl’s Corporation	1.9%

Tetra Tech, Inc.	1.9%

Radian Group, Inc.	1.9%

Concord EFS, Inc.	1.8%

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
	1 Year	5 Years	10 Years

Aggressive Growth Stock Portfolio	-19.87%	8.42%	12.57%
S&P 400 Index	-0.60%	16.11%	15.02%

Since the Portfolio invests primarily in medium-capitalization (Mid Cap) issues, the index that best reflects the Portfolio’s performance is the S&P MidCap 400 Index. This is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

As of December 31, 2001, the 400 companies in the composite had median market capitalization of $1.7 billion and a total market value of $830.1 billion. The MidCap 400 represents approximately 5.7% of the market value of Compustat’s database of over 10,000 equities.

This chart assumes an initial investment of $10,000 made on 12/31/91. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Aggressive Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Common Stock (89.8%)	Par	(000’s)

Consumer Discretionary (13.7%)
*Abercrombie & Fitch Co. — Class A	560,200	$14,862
*Catalina Marketing Corporation	378,900	13,148
*CDW Computer Centers, Inc.	164,100	8,814
*Dollar Tree Stores, Inc.	618,450	19,116
*Entercom Communications Corp. — Class A	213,500	10,675
*Gemstar-TV Guide International, Inc.	397,400	11,008
*Gentex Corporation	108,400	2,898
*Getty Images, Inc.	611,000	14,041
*Hispanic Broadcasting Corporation — Class A	309,900	7,902
*Jones Apparel Group, Inc.	331,200	10,986
*Kohl’s Corporation	355,400	25,035
*Lamar Advertising Company — Class A	510,425	21,611
*O’Reilly Automotive, Inc.	371,000	13,530
*Pixar, Inc.	102,200	3,675
*TMP Worldwide, Inc.	141,400	6,066

Total		183,367

Energy (7.2%)
*BJ Services Company	556,100	18,045
*Cooper Cameron Corporation	335,900	13,557
Dynegy, Inc. — Class A	310,900	7,928
GlobalSantaFe Corporation	624,901	17,822
*Grant Prideco, Inc.	910,225	10,468
*Nabors Industries, Inc.	450,500	15,466
*Weatherford International, Inc.	368,125	13,716

Total		97,002

Financials (6.4%)
Investors Financial Services Corp.	424,800	28,125
Old Republic International Corporation	763,000	21,372
Radian Group, Inc.	577,200	24,791
SouthTrust Corporation	465,000	11,472

Total		85,760

Health Care (14.9%)
*AdvancePCS	641,400	18,825
*Apogent Technologies, Inc.	813,700	20,993
Biomet, Inc.	534,200	16,507
*Elan Corporation PLC, ADR	144,555	6,514
*Health Management Associates, Inc.	764,100	14,059
*King Pharmaceuticals, Inc.	288,200	12,142
*Lincare Holdings, Inc.	907,800	26,009
*MedImmune, Inc.	372,800	17,279
*Patterson Dental Company	1,058,150	43,311
*Province Healthcare Company	467,500	14,427
*Shire Pharmaceuticals Group PLC, ADR	259,600	9,501

Total		199,567

Industrials (21.1%)
*Apollo Group, Inc. — Class A	318,400	14,331
*ARAMARK Corporation — Class B	95,700	2,574
*The BISYS Group, Inc.	162,700	10,411
Cintas Corporation	619,050	29,956
*Concord EFS, Inc.	735,950	24,124
*The Corporate Executive Board Company	838,000	30,755
Deere & Company	236,800	10,339
*DST Systems, Inc.	333,900	16,645
Expeditors International of Washington, Inc.	335,600	19,112
*Fiserv, Inc.	889,925	37,662
Graco, Inc.	49,600	1,937
*Mettler-Toledo International, Inc.	256,500	13,300
Paychex, Inc.	407,700	14,286
*Robert Half International, Inc.	419,900	11,211
SkyWest, Inc.	251,100	6,390
*Swift Transportation Co., Inc.	683,400	14,700
*Tetra Tech, Inc.	1,256,347	25,014

Total		282,747

Information Technology (22.3%)
*ADC Telecommunications, Inc.	1,347,900	6,200
*BEA Systems, Inc.	258,100	3,977
*Cadence Design Systems, Inc.	554,100	12,146
*Comverse Technology, Inc.	176,500	3,948
*Credence Systems Corporation	1,019,500	18,932
*Electronic Arts, Inc.	247,800	14,856
*Intersil Corporation — Class A	269,000	8,675
*Intuit, Inc.	428,200	18,310
*Jabil Circuit, Inc.	632,300	14,366
*Keane, Inc.	347,500	6,265
*Micrel Incorporated	618,200	16,215
*Microchip Technology Incorporated	559,350	21,670
*Network Appliance, Inc.	174,300	3,812
*Novellus Systems, Inc.	148,200	5,846
PerkinElmer, Inc.	521,200	18,252
*PRI Automation, Inc.	605,400	12,380
*QLogic Corporation	378,000	16,825
*Rational Software Corporation	405,400	7,905
*RF Micro Devices, Inc.	266,500	5,125
*Sanmina-SCI Corporation	669,800	13,329
*Semtech Corporation	545,100	19,455
*TIBCO Software, Inc.	615,800	9,194
*VeriSign, Inc.	278,700	10,602

Aggressive Growth Stock Portfolio

		Market
	Shares/	Value
Common Stock (89.8%)	Par	(000’s)

Information Technology continued
*Vignette Corporation	1,631,684	$8,762
*Waters Corporation	409,000	15,849
*Xilinx, Inc.	137,500	5,369
*Zebra Technologies Corporation — Class A	17,000	944

Total		299,209

Materials (1.5%)
Praxair, Inc.	233,900	12,923
Sigma-Aldrich Corporation	198,900	7,839

Total		20,762

Telecommunication Services (2.7%)
*Alamosa Holdings, Inc.	769,100	9,175
*American Tower Corporation — Class A	1,494,822	14,156
*Crown Castle International Corp.	1,269,900	13,563

Total		36,894

Total Common Stock (Cost: $1,165,794)		1,205,308

Money Market Investments (9.8%)

Federal Government Agencies (0.4%)
#Federal National Mortgage Association, 1.73%, 2/15/02	$6,000,000	5,987

Total		5,987

Finance Lessors (1.6%)
Preferred Receivable Funding, 2.04%, 1/9/02	900,000	900
#Receivables Capital Corp., 1.95%, 1/18/02	20,000,000	19,981

Total		20,881

Miscellaneous Business Credit Institutions (1.5%)
John Deere Capital Corp., 1.90%, 1/18/02	20,000,000	19,982

Total		19,982

Personal Credit Institutions (3.0%)
American General Finance, 1.92%, 1/11/02	20,000,000	19,990
Household Finance Corp., 1.93%, 1/22/02	20,000,000	19,977

Total		39,967

Security Brokers & Dealers (0.3%)
Salomon Smith Barney Holdings, 1.78%, 1/15/02	4,500,000	4,497

Total		4,497

Short Term Business Credit (1.5%)
Asset Securitization, 1.95%, 1/18/02	20,300,000	20,281

Total		20,281

Utilities (1.5%)
National Rural Utility Co., 2.01%, 1/25/02	20,000,000	19,973

Total		19,973

Total Money Market Investments (Cost $131,568)		131,568

Total Investments (99.6%) (Cost $1,297,362)!		1,336,876

Other Assets, Less Liabilities (0.4%)		5,000

Total Net Assets (100.0%)		$1,341,876

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $1,304,489 and the net unrealized appreciation of investments based on that cost was $32,387 which is comprised of $195,480 aggregate gross unrealized appreciation and $163,093 aggregate gross unrealized depreciation.

ADR — American Depository Receipt

*  Non-Income Producing

#	All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

			Unrealized
			Appreciation/
	Number of	Expiration	(Depreciation)
Issuer (000’s)	Contracts	Date	(000’s)

Midcap 400 Index Futures	102	3/02	$255
(Total Notional Value at 12/31/01 $25,709)

The Accompanying Notes are an Integral Part of the Financial Statements

International Growth Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Long-term capital appreciation	Invest in stocks of companies outside the U.S. that are expected to experience above-average growth.	$26.90 million

The International Growth Stock Portfolio invests in common stocks of companies that are headquartered or trade primarily on exchanges outside the United States and that are expected to grow more rapidly than market averages. Holdings are selected for their individual characteristics and growth prospects, with only minor consideration given to size, geography, and industry group. Stocks are selected through fundamental analysis of their financial soundness and potential for growth, with emphasis on distinctiveness of products or services and strong market positions. Stocks under consideration are carefully analyzed to make sure the promise of growth is not already reflected in the stock price, with technical analysis used as a further check on the relationship between price, value and market trends.

At the end of 2001, the Portfolio was moderately concentrated in consumer cyclicals, including retailers and leading international auto makers Porsche AG, BMW and Honda, each of which has particular international strength in its market segment. Also in the automotive industry is Beru AG, a small German company with unique technology for monitoring tire pressure. A major retail holding is Belluna, a leading mail order company in Japan. Defensive balance for these economically sensitive issues is provided by consumer non-cyclical holdings in foods, beverages, tobacco and pharmaceuticals.

The Portfolio is somewhat overweighted in technology, with exposure concentrated in low-risk companies with proprietary products. These include Tandberg ASA of Norway, which makes videoconferencing equipment; Swiss-based Logitech, which makes computer mice and web cameras; and Philips Electronics, which makes a variety of consumer electronics, semiconductors and medical systems. Another theme is support services for business, with holdings in Thiel Logistik, a provider of logistics services to hospitals; Serco Group in facilities management; and Aggreko, which provides auxiliary power.

Holdings are concentrated in Europe, which represents 78% of the Portfolio.

Sector Allocation 12/31/01

 Top 10 Equity Holdings  12/31/01

Company	Country	% of Total Net Assets

Tandberg ASA	Norway	2.3%

Logitech International-Reg	Switzerland	1.9%

Norske Skogindustrier ASA	Norway	1.8%

BELLUNA CO., LTD.	Japan	1.7%

Swedish Match AB	Sweden	1.7%

Synthes-Stratec, Inc.	Switzerland	1.6%

Anglo Irish Bank Corporation	Ireland	1.6%

Porsche AG	Germany	1.6%

Gallaher Group PLC	United Kingdom	1.6%

ResMed, Inc.	Australia	1.5%

Relative Performance

Total Return
For Period Ended December 31, 2001
Since
Inception#

International Growth Portfolio	-9.40%
EAFE Index	-6.25%

#Inception date of 7/31/01, returns not annualized

As depicted in the graph, the International Growth Portfolio is compared against the Morgan Stanley Capital International EAFE (“Europe-Australasia-Far East”) Index. The index is composed of approximately 1,100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The index is constructed so that companies chosen represent about 60% of market capitalization in each market; industry composition of the market is reflected; and a cross section of large, medium, and small capitalization stocks is included, taking into account liquidity concerns. The index is calculated in U. S. dollars. The Index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 7/31/01 (commencement of the Portfolio’s operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

International Growth Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

			Market
		Shares/	Value
Foreign Common Stock (97.6%)	Country	Par	(000’s)

Aerospace & Defense (1.1%)
Meggitt Ord	United Kingdom	109,600	$306

Total			306

Automobiles & Parts (10.8%)
Bayer Motoren Werke AG	Germany	11,500	405
Beru Ag Ludwigsburg	Germany	9,300	409
Bridgestone Corporation	Japan	30,000	317
Denway Investments	Hong Kong	1,144,900	356
Fuji Heavy Industries	Japan	56,000	240
Honda Motor Co.	Japan	9,000	359
Peugeot SA	France	8,500	361
Porsche AG	Germany	1,100	421

Total			2,868

Banks (9.0%)
Anglo Irish Bank Corporation	Ireland	109,500	425
Banque Nationale de Paris	France	3,500	313
Danske Bank	Denmark	23,200	372
Lloyds TSB Group PLC	United Kingdom	34,000	369
OTP Bank	Hungary	3,800	228
Royal Bank of Canada	Canada	11,900	387
Royal Bank of Scotland Group	United Kingdom	13,000	316

Total			2,410

Beverages (1.4%)
*Cott Corporation	Canada	23,900	380

Total			380

Construction & Building Materials (2.4%)
Grupo Ferrovial	Spain	16,500	289
Vinci	France	6,250	367

Total			656

Diversified Industrials (1.3%)
Suez Lyonnaise	France	11,900	360

Total			360

Electronics & Electrical Equipment (1.2%)
Koninklijke Philips Electronics NV	Netherlands	11,000	327

Total			327

Engineering & Machinery (2.8%)
*Neopost SA	France	8,400	245
*Nordex AG	Germany	43,800	265
Vestas Wind Systems	Denmark	9,300	254

Total			764

Food & Drug Retailers (1.3%)
Koninklijke Ahold NV	Netherlands	4,400	128
Lawson, Inc.	Japan	8,200	235

Total			363

Food Producers & Processors (5.4%)
Cadbury Schweppes PLC	United Kingdom	58,700	374
Nestle SA	Switzerland	1,890	403
Nutreco Holding NV	Netherlands	9,156	293
Unilever PLC	United Kingdom	47,500	390

Total			1,460

Forestry & Paper (3.0%)
Norske Skogindustrier	Norway	25,600	481
Upm-kymmene OYJ	Finland	9,600	318

Total			799

General Retailers (4.6%)
Belluna Co, Ltd.	Japan	13,200	449
Esprit Holdings, Ltd.	Hong Kong	350,500	396
Folli-follie Abee	Greece	20,800	366
KarstadtQuelle AG	Germany	500	20

Total			1,231

Health (3.2%)
*Resmed	Australia	7,600	410
Synthes Stratec, Inc.	Switzerland	635	442

Total			852

Information Technology Hardware (5.6%)
*Asml Holding NV	Netherlands	9,900	172
*Logitech International	Switzerland	13,600	498
Nokia OYJ	Finland	9,300	240
*Tandberg	Norway	27,100	604

Total			1,514

Insurance (4.2%)
*Converium Holding AG	Switzerland	2,200	107
Corporacion Mapfre	Spain	57,000	330
ING Groep NV	Netherlands	12,300	314
Swiss Re	Switzerland	3,900	392

Total			1,143

Leisure, Entertainment & Hotels (2.7%)
Nintendo Co., Ltd.	Japan	1,900	333
Rank Group PLC	United Kingdom	121,400	406

Total			739

Life Assurance (2.7%)
Irish Life & Permanent	Ireland	34,700	355
Manulife Financial	Canada	13,900	362

Total			717

International Growth Portfolio

			Market
		Shares/	Value
Foreign Common Stock (97.6%)	Country	Par	(000’s)

Oil & Gas (7.8%)
ENI SPA	Italy	16,000	$201
Ihc Caland NV	Netherlands	8,600	402
Saipem International	Italy	71,800	352
Technip SA	France	2,950	394
*Tgs Nopec Geophysical, Co.	Norway	24,000	333
Total Fina Elf SA	France	2,850	406

Total			2,088

Personal Care & Household Products (3.4%)
Luxottica Group SPA, ADR	Italy	23,200	382
Reckitt Benckiser PLC	United Kingdom	27,500	400
Shiseido Company Limited	Japan	15,000	139

Total			921

Pharmaceuticals (6.8%)
Csl Limited	Australia	15,300	403
*Elan Corporation PLC, ADR	Ireland	6,900	311
Glaxosmithkline	United Kingdom	13,900	349
Novo-nordisk AS	Denmark	8,800	360
Takeda Chemical Industries	Japan	5,000	226
*Taro Pharmaceutical Industries, Ltd.	Israel	4,200	168

Total			1,817

Software & Computer Services (1.4%)
Sap AG	Germany	2,800	367

Total			367

Specialty & Other Finance (3.8%)
Data Advantage Limited	Australia	111,228	355
Deutsche Boerse AG	Germany	8,600	341
Man Group PLC	United Kingdom	500	9
Van der Moolen Holding NV	Netherlands	11,000	316

Total			1,021

Support Services (4.5%)
Aggreko PLC	United Kingdom	59,200	314
Sanix Incorporated	Japan	8,500	319
Serco Group PLC	United Kingdom	37,500	199
*Thiel Logistik AG	Germany	19,400	379

Total			1,211

Telecommunication Services (0.2%)
*Koninklijke (Royal) KPN NV	Netherlands	11,000	56

Total			56

Tobacco (3.2%)
Gallaher Group PLC	United Kingdom	61,200	419
Swedish Match AB	Sweden	83,800	443

Total Tobacco			862

Transport (2.6%)
Brisa Auto Estrada	Portugal	91,200	386
Macquarrie Infrastructure Australia Group	Australia	173,000	310

Total			696

Water (1.2%)
Vivendi Environment	France	9,400	313
*Vivendi Environment — Warrants	France	9,400	4

Total			317

Total Foreign Common Stock (Cost: $27,492)			26,245

Money Market Investments (1.5%)

Machinery (1.5%)
John Deere Capital Corp., 2.05%, 1/14/02	United States	$400,000	$400

Total Money Market Investments (Cost: $400)			400

Total Investments (99.1%) (Cost $27,892)!			26,645

Other Assets, Less Liabilities (0.9%)			255

Total Net Assets (100.0%)			$26,900

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $27,892 and the net unrealized depreciation of investments based on that cost was $1,247 which is comprised of $874 aggregate gross unrealized appreciation and $2,121 aggregate gross unrealized depreciation.

ADR — American Depository Receipt

*	Non-Income Producing

Investment Percentage by Country:

United Kingdom	17.2%
France	10.3%
Japan	9.7%
Germany	8.3%
Netherlands	7.5%
Other	47.0%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements

Franklin Templeton International Equity Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Long-term appreciation of capital through diversification into markets outside the United States	Participate in the growth of foreign economies by investing in securities with high long-term earnings potential relative to current market values.	$716.41 million

The Franklin Templeton International Equity Portfolio offers the opportunity to participate in the growth of companies in countries throughout the world, particularly those with expanding economies. In selecting investments, the principal focus is on identifying undervalued stocks of companies with strong finances and good long-term growth opportunities, rather than on choosing regions of the world in which to invest. The Portfolio is normally fully invested in equity securities.

The Portfolio’s value-driven management style enabled it to significantly outperform its major benchmark, the EAFE index, during 2001. However, total return was negative, as the downward trend continued in world economies and equity markets trended generally down.

A majority of the Portfolio’s holdings are in Europe, where the January 2002 introduction of the physical euro has been a positive influence. The common currency should provide impetus for further convergence of European economies, increasing transparency of transactions and simplifying cross-border mergers. The new physical euro encourages consumers to spend old currency they may have been hoarding and also makes price comparisons among countries easier. If these positives lead to strength in the euro, the Portfolio will benefit from its non-hedging strategy.

Asia remains underweighted, as economic malaise in Japan and elsewhere in the region prevails. Very modest Latin American holdings are in Brazil and Mexico, where Telefonos de Mexico experienced solid performance for the year. Telecommunications holdings in other countries delivered mixed results.

At present, there are no widespread trends in international markets; it is very much a stock picker’s market, in which Templeton’s strength in fundamental analysis is proving advantageous. The Portfolio’s largest holding, Stora Enso, a Finnish paper company, registered a modest gain for the year. Other large holdings that performed well include Cheung Kong Holdings, a Hong Kong real estate developer, and Societé Bic, a French consumer products company famous for its disposable pens, lighters and razors. Some longtime holdings finally proved rewarding near the end of 2001; these include Marks & Spencer, a British retailer undergoing a successful restructuring, and Akzo Nobel, a Dutch chemical company identified several years ago as a quality stock selling at a bargain price. Some trading opportunities were created by the worldwide market weakness after September 11; performance benefited from positions taken in late September in Alcatel, a French networking company, and Nortel, a Canadian telecommunications company.

The International Equity Portfolio is managed for Northwestern Mutual by Templeton Investment Counsel, Inc.

Sector Allocation 12/31/01

The Franklin Templeton International Equity Portfolio was formerly named the International Equity Portfolio. The name change took effect on May 4, 2001. The Portfolio’s investment objective did not change.

 Top 10 Equity Holdings  12/31/01

Company	Country	% of Net Assets

Stora Enso OYJ	Finland	2.2%

Cheung Kong Holdings Ltd	Hong Kong	2.0%

Societé Bic SA	France	2.0%

Akzo Nobel NV	Netherlands	2.0%

Marks & Spencer PLA	United Kingdom	2.0%

Australia & New Zealand Banking Group Ltd	Australia	2.0%

Koninklijke Philips Electronics NV	Netherlands	1.9%

Endesa SA	Spain	1.8%

Ing Groep NV	Netherlands	1.7%

Lloyds TSB Group PLC	United Kingdom	1.7%

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
			Since
	1 Year	5 Years	Inception#

Franklin Templeton International Equity Portfolio	-14.00%	4.30%	9.12%
EAFE Index	-21.20%	1.18%	4.72%

#Inception date of 4/30/93

As depicted in the graph, the Franklin Templeton International Equity Portfolio is compared against the Morgan Stanley Capital International EAFE (“Europe-Australasia-Far East”) Index. The index is composed of approximately 1,100 companies in 20 countries in Europe and the Pacific Basin. The objective of the index is to reflect the movements of stock markets in these countries by representing an unmanaged (indexed) portfolio within each country. The index is constructed so that companies chosen represent about 60% of market capitalization in each market; industry composition of the market is reflected; and a cross section of large, medium, and small capitalization stocks is included, taking into account liquidity concerns. The index is calculated in U. S. dollars. The Index cannot be invested in directly and does not include sales charges.

This chart assumes an initial investment of $10,000 made on 4/30/93 (commencement of the Portfolio’s operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Franklin Templeton International Equity Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

			Market
		Shares/	Value
Common Stock (94.9%)	Country	Par	(000’s)

Automobiles & Components (1.5%)
Valeo SA	France	265,460	$10,589

Total			10,589

Banks (9.5%)
Australia & New Zealand Banking Group, Ltd.	Australia	1,540,601	14,045
Banca Nazionale del Lavora	Italy	4,040,250	8,184
*Dbs Group Holdings Limited	Singapore	1,421,000	10,620
HSBC Holdings PLC	Hong Kong	1,010,537	11,825
Lloyds TSB Group PLC	United Kingdom	1,140,110	12,378
Nordea AB	Sweden	1,628,500	8,686
Nordea AB (NDA)	Sweden	491,780	2,602

Total			68,340

Capital Goods (8.4%)
Alstom	France	586,340	6,521
BAE SYSTEMS PLC	United Kingdom	2,627,200	11,833
Invensys PLC	United Kingdom	5,161,860	8,959
KCI Konecranes International	Finland	342,900	8,702
Kurita Water Industries, Ltd.	Japan	601,000	7,461
Rolls-Royce PLC	United Kingdom	3,330,800	8,071
Volvo AB — Class B	Sweden	497,580	8,349

Total			59,896

Commercial Services & Supplies (2.0%)
Societe BIC SA	France	424,320	14,493

Total			14,493

Consumer Discretionary (0.8%)
Autoliv, Inc.	Sweden	279,100	5,669

Total			5,669

Consumer Durables & Apparel (2.5%)
Koninklijke Philips Electronics NV	Netherlands	460,805	13,696
SONY CORPORATION	Japan	86,800	3,967

Total			17,663

Diversified Financials (3.9%)
ING Groep NV	Netherlands	486,000	12,393
The Nomura Securities Co., Ltd.	Japan	398,400	5,107
Swire Pacific Limited — Class A	Hong Kong	1,459,500	7,955
Swire Pacific Limited — Class B	Hong Kong	3,534,200	2,538

Total			27,993

Energy (7.0%)
CNOOC Limited	China	450,600	8,697
ENI SPA	Italy	469,025	5,880
Husky Energy, Inc.	Canada	721,000	7,439
Repsol SA	Spain	732,000	10,676
Shell Transport & Trading Company PLC	United Kingdom	1,518,500	10,431
Total Fina Elf SA	France	50,922	7,273

Total			50,396

Financials (3.9%)
ACE Limited	Bermuda	254,100	10,202
PartnerRe, Ltd.	Bermuda	114,570	6,187
XL Capital, Ltd. — Class A	Bermuda	124,000	11,329

Total			27,718

Food & Drug Retailing (1.6%)
J. Sainsbury PLC	United Kingdom	2,203,680	11,738

Total			11,738

Food Beverage & Tobacco (1.3%)
Unilever PLC	United Kingdom	1,129,200	9,269

Total			9,269

Health Care Equipment & Services (0.7%)
Mayne Nickless, Ltd.	Australia	10	0
Nycomed Amersham PLC	United Kingdom	517,590	4,901

Total			4,901

Insurance (5.1%)
Axa	France	474,362	9,913
Swiss Re	Switzerland	117,400	11,809
Yasuda Fire & Marine Insurance Company Limited	Japan	1,048,000	5,997
Zurich Financial Services AG	Switzerland	36,513	8,566

Total			36,285

Franklin Templeton International Equity Portfolio

			Market
		Shares/	Value
Common Stock (94.9%)	Country	Par	(000’s)

Materials (10.4%)
Akzo Nobel NV	Netherlands	323,810	$14,458
AngloGold Limited, ADR	South Africa	238,800	4,313
Barrick Gold Corporation	Canada	201,580	3,214
BASF AG	Germany	290,520	10,826
Bayer AG	Germany	291,200	9,256
Broken Hill Proprietary, Ltd.	Australia	1,787,360	9,607
Hanson PLC	United Kingdom	1,063,494	7,337
Stora Enso OYJ — Class R	Finland	743,900	9,525
Stora Enso OYJ — R Shares	Finland	507,997	6,441

Total			74,977

Media (2.5%)
United Business Media PLC	United Kingdom	1,630,610	11,391
Wolters Kluwer NV	Netherlands	280,940	6,404

Total			17,795

Pharmaceuticals & Biotechnology (2.6%)
Aventis SA	France	142,160	10,094
Ono Pharmaceutical Co., Ltd.	Japan	282,000	8,478

Total			18,572

Real Estate (2.0%)
Cheung Kong Holdings Limited	Hong Kong	1,408,000	14,626

Total			14,626

Retailing (2.0%)
Marks & Spencer PLC	United Kingdom	2,746,310	14,429

Total			14,429

Technology Hardware & Equipment (4.3%)
Alcatel	France	286,520	4,898
FUJITSU LIMITED	Japan	288,000	2,096
NEC Corporation	Japan	715,000	7,294
Nortel Networks Corp.	Canada	587,270	4,378
Samsung Electronics	South Korea	55,550	11,800

Total			30,466

Telecommunication Services (11.0%)
BCE, Inc.	Canada	432,940	9,767
Cable & Wireless PLC	United Kingdom	1,760,630	8,469
Compania de Telecomunicaciones de Chile SA, ADR	Chile	273,725	3,684
Korea Telecom Corporation, ADR	Korea (South)	491,440	9,991
Nippon Telegraph & Telephone Corporation	Japan	2,371	7,725
Philippine Long Distance Telephone, ADR	Philippines	353,040	2,909
PT Indosat, ADR	Indonesia	386,900	3,424
Telecom Corporation of New Zealand Limited	New Zealand	5,183,300	10,792
*Telefonica SA, ADR	Spain	268,985	10,781
Telefonos de Mexico SA, ADR	Mexico	349,514	12,240

Total			79,782

Transportation (4.2%)
British Airways PLC	United Kingdom	1,571,900	4,461
Deutsche Post AG	Germany	753,530	10,400
Hong Kong Aircraft & Engineering	Hong Kong	345,100	520
Nippon Express Co., Ltd.	Japan	2,373,000	8,057
*SAS AB	Sweden	979,060	6,347

Total			29,785

Utilities (7.7%)
E.On AG	Germany	194,210	10,099
Endesa SA	Spain	824,850	12,903
EVN AG	Austria	64,500	2,629
Hong Kong Electric Holdings Limited	Hong Kong	2,320,000	8,628
Iberdrola SA	Spain	514,980	6,704
Innogy Holdings PLC	United Kingdom	1,246,864	3,484
International Power PLC	United Kingdom	1,246,864	3,675
Korea Electric Power Corp.	South Korea	410,200	6,777

Total			54,899

Total Common Stock (Cost: $733,781)			680,281

Preferred Stock (1.0%)

Energy (1.0%)
Petroleo Brasileiro SA	Brazil	325,000	7,195

Total Preferred Stock (Cost: $6,804)			7,195

Money Market Investments (4.0%)

Finance Services (0.5%)
JP Morgan Chase & Co., 1.86%, 2/7/02	United States	$3,800,000	3,793

Total			3,793

Franklin Templeton International Equity Portfolio

			Market
		Shares/	Value
Money Market Investments (4.0%)	Country	Par	(000’s)

Pharmaceutical Preparations (3.5%)
American Home Products, 1.85%, 1/2/02	United States	$21,100,000	$21,099
American Home Products, 2.03%, 1/23/02	United States	3,500,000	3,495

Total			24,594

Total Money Market Investments (Cost: $28,387)			28,387

Total Investments (99.9%) (Cost $768,972)!			715,863

Other Assets, Less Liabilities (0.1%)			550

Total Net Assets (100.0%)			$716,413

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $768,954 and the net unrealized depreciation of investments based on that cost was $53,091 which is comprised of $72,101 aggregate gross unrealized appreciation and $125,192 aggregate gross unrealized depreciation.

ADR — American Depository Receipt

*	Non-Income Producing

Investment Percentage by Country:

United Kingdom	18.8%
France	8.9%
Japan	7.8%
Netherlands	6.6%
Hong Kong	6.4%
Other	51.5%

Total	100.0%

The Accompanying Notes are an Integral Part of the Financial Statements

Index 400 Stock Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Long-term capital appreciation through cost-effective participation in broad market performance	Invest in a portfolio designed to approximate the composition and returns of the S&P MidCap 400.	$210.73 million

The Index 400 Stock Portfolio is designed to achieve results that approximate the performance of the Standard & Poor’s MidCap 400 Composite Stock Price Index. This index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. Of the 400 stocks, 275 are listed on the New York Stock Exchange, 122 on NASDAQ, and 3 on the American Stock Exchange.

As of December 31, 2001, the 400 companies in the composite had a median market capitalization of $1.7 billion and total market value of $830.1 billion. For comparison, the 500 large stocks in the S&P 500 Index had a median market capitalization of $8.4 billion and total market value of $10,463 billion.

The Index 400 Portfolio enables policyowners to participate in the performance of mid-sized companies in the U.S. equity market. The Portfolio continues to achieve its objective of matching the results of the S&P 400 MidCap Index before expenses.

Sector Allocation 12/31/01

 Top 10 Equity Holdings  12/31/01

Company	% of Total Net Assets

IDEC Pharmaceuticals Corporation	1.2%

Electronic Arts, Inc.	0.9%

SunGard Data Systems, Inc.	0.9%

M&T Bank Corporation	0.8%

Quest Diagnostics Incorporated	0.8%

Marshall & Ilsley Corporation	0.7%

Gilead Sciences, Inc.	0.7%

Affiliated Computer Services, Inc. — Class A	0.7%

DST Systems, Inc.	0.7%

R.J. Reynolds Tobacco Holdings, Inc.	0.6%

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
		Since
	1 Year	Inception#

Index 400 Stock Portfolio	-0.65%	10.76%
S&P MidCap 400 Index	-0.60%	11.16%

#Inception date of 4/30/99

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. As of December 31, 2001, the 400 companies in the composite had median market capitalization of $1.7 billion and a total market value of $830.1 billion. The MidCap 400 represents approximately 5.7% of the market value of Compustat’s database of over 10,000 equities.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index”, “Standard & Poor’s MidCap 400 Index”, “S&P 500®” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

This chart assumes an initial investment of $10,000 made on 4/30/99 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Index 400 Stock Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Common Stock (95.3%)	Par	(000’s)

Consumer Discretionary (12.5%)
*Abercrombie & Fitch Co. — Class A	23,600	$626
*American Eagle Outfitters, Inc.	16,550	433
ArvinMeritor, Inc.	15,650	307
Bandag, Inc.	4,900	170
*Barnes & Noble, Inc.	15,500	459
Belo Corp. — Class A	26,100	489
*BJ’s Wholesale Club, Inc.	17,300	763
Blyth, Inc.	11,200	260
Bob Evans Farms, Inc.	8,300	204
*Borders Group, Inc.	19,000	377
BorgWarner, Inc.	6,300	329
*Brinker International, Inc.	23,750	707
Callaway Golf Company	18,300	350
*Catalina Marketing Corporation	13,200	458
CBRL Group, Inc.	13,200	389
*CDW Computer Centers, Inc.	20,900	1,124
Claire’s Stores, Inc.	11,600	175
Clayton Homes, Inc.	32,800	561
*Coach, Inc.	10,400	405
*Dollar Tree Stores, Inc.	26,700	825
*Emmis Communications Corporation — Class A	11,300	267
*Entercom Communications Corp. — Class A	10,800	540
*Extended Stay America, Inc.	22,100	362
Federal Signal Corporation	10,800	241
*Furniture Brands International, Inc.	12,000	384
*Gentex Corporation	17,800	476
*GTECH Holdings Corporation	7,100	322
Harte-Hanks, Inc.	15,100	425
*Hispanic Broadcasting Corporation — Class A	26,000	663
International Speedway Corporation — Class A	12,700	497
Lancaster Colony Corporation	8,900	316
*Lands’ End, Inc.	7,000	351
*Lear Corporation	15,200	580
Lee Enterprises Incorporated	10,400	378
Lennar Corporation	15,100	707
*Macrovision Corporation	11,900	419
*Mandalay Resort Group	18,000	385
Media General, Inc. — Class A	5,500	274
Modine Manufacturing Company	7,900	184
*Mohawk Industries, Inc.	12,500	686
*The Neiman Marcus Group, Inc. — Class A	11,400	354
*Outback Steakhouse, Inc.	18,100	620
*Papa John’s International, Inc.	5,300	146
*Park Place Entertainment Corporation	70,600	647
*Payless ShoeSource, Inc.	5,314	298
PepsiAmericas, Inc.	37,200	513
The Reader’s Digest Association, Inc. — Class A	24,400	563
Ross Stores, Inc.	19,200	616
*Saks Incorporated	33,800	316
*Scholastic Corporation	8,400	423
*Six Flags, Inc.	21,900	337
Superior Industries International, Inc.	6,200	250
*The Timberland Company — Class A	9,400	349
*Unifi, Inc.	11,500	83
*United Rentals, Inc.	16,700	379
The Washington Post Company — Class B	2,300	1,220
*Westwood One, Inc.	25,700	772
*Williams-Sonoma, Inc.	13,500	579

Total		26,333

Consumer Staples (3.9%)
Church & Dwight Co., Inc.	9,200	245
*Dean Foods Co.	9,588	654
The Dial Corporation	22,600	388
Dole Food Company, Inc.	13,300	357
Dreyer’s Grand Ice Cream, Inc.	6,800	262
Hormel Foods Corporation	33,000	887
Interstate Bakeries Corporation	12,000	290
The J.M. Smucker Company	5,800	205
Longs Drug Stores Corporation	9,000	210
McCormick & Company Incorporated	16,400	688
R.J. Reynolds Tobacco Holdings, Inc.	24,100	1,357
Ruddick Corporation	11,000	176
Sensient Technologies Corporation	11,400	237
*Smithfield Foods, Inc.	26,800	591
Tootsie Roll Industries, Inc.	12,000	469
Tyson Foods, Inc. — Class A	82,640	954
Universal Corporation	6,500	237

Total		8,207

Energy (6.2%)
* BJ Services Company	39,200	1,271
* Cooper Cameron Corporation	12,900	521
ENSCO International Incorporated	33,100	823
Equitable Resources, Inc.	15,500	528
*FMC Technologies, Inc.	14,900	245
*Forest Oil Corporation	11,400	322
*Grant Prideco, Inc.	26,000	299
*Hanover Compressor Company	15,000	379
Helmerich & Payne, Inc.	12,100	404
Murphy Oil Corporation	10,700	899
*National-Oilwell, Inc.	19,300	398
Noble Affiliates, Inc.	13,500	476
Ocean Energy, Inc.	40,600	780
*Patterson-UTI Energy, Inc.	18,200	424
Pennzoil-Quaker States Company	18,800	272
*Pioneer Natural Resources Company	23,400	451
*Pride International, Inc.	31,500	476

Index 400 Stock Portfolio

		Market
	Shares/	Value
Common Stock (95.3%)	Par	(000’s)

Energy continued
*Smith International, Inc.	12,000	$643
Tidewater, Inc.	14,400	488
Ultramar Diamond Shamrock Corporation	15,500	767
Valero Energy Corporation	14,600	557
*Varco International, Inc.	22,762	341
*Weatherford International, Inc.	27,100	1,009
Western Gas Resources, Inc.	7,700	249

Total		13,022

Financials (18.3%)
A.G. Edwards, Inc.	19,100	844
Allmerica Financial Corporation	12,600	561
American Financial Group, Inc.	16,200	398
*AmeriCredit Corp.	19,700	622
Arthur J. Gallagher & Co.	19,200	662
Associated Banc-Corp.	15,790	557
Astoria Financial Corporation	23,300	617
Banknorth Group, Inc.	36,500	822
City National Corporation	11,400	534
The Colonial BancGroup, Inc.	26,400	372
Compass Bancshares, Inc.	30,500	863
Dime Bancorp, Inc.	24,700	891
*E*TRADE Group, Inc.	88,200	904
Eaton Vance Corp.	16,500	587
Everest Re Group, Ltd.	11,000	778
Fidelity National Financial, Inc.	20,500	508
First Tennessee National Corporation	30,600	1,110
First Virginia Banks, Inc.	11,000	558
FirstMerit Corporation	20,400	553
Golden State Bancorp, Inc.	32,200	842
Greater Bay Bancorp	11,800	337
GreenPoint Financial Corp.	24,100	862
HCC Insurance Holdings, Inc.	14,000	386
Hibernia Corporation — Class A	37,700	671
Horace Mann Educators Corporation	9,700	206
Hospitality Properties Trust	13,500	398
Independence Community Bank Corp.	14,100	321
*IndyMac Bancorp, Inc.	14,500	339
Investors Financial Services Corp.	7,600	503
*LaBranche & Co., Inc.	13,700	472
Legg Mason, Inc.	15,500	775
Leucadia National Corporation	13,200	381
M&T Bank Corporation	23,100	1,682
Marshall & Ilsley Corporation	24,500	1,549
Mercantile Bankshares Corporation	17,000	732
Metris Companies, Inc.	15,300	393
The MONY Group, Inc.	11,800	408
National Commerce Financial Corporation	48,925	1,238
Neuberger Berman, Inc.	17,500	768
New Plan Excel Realty Trust	20,800	396
New York Community Bancorp, Inc.	25,100	574
North Fork Bancorporation, Inc.	38,500	1,232
Ohio Casualty Corporation	14,300	230
Old Republic International Corporation	28,200	790
Pacific Century Financial Corporation	19,000	492
The PMI Group, Inc.	10,550	707
Protective Life Corporation	16,300	472
Provident Financial Group, Inc.	11,600	305
Radian Group, Inc.	22,100	949
Roslyn Bancorp, Inc.	21,900	383
SEI Investments Company	25,900	1,168
*Silicon Valley Bancshares	11,800	315
Sovereign Bancorp, Inc.	58,800	720
StanCorp Financial Group, Inc.	7,300	345
TCF Financial Corporation	18,700	897
Unitrin, Inc.	16,100	636
Waddell & Reed Financial, Inc. — Class A	19,000	612
Webster Financial Corporation	11,700	369
Westamerica Bancorporation	8,500	336
Wilmington Trust Corporation	7,700	487

Total		38,419

Health Care (12.1%)
*Apogent Technologies, Inc.	25,200	650
*Apria Healthcare Group, Inc.	12,800	320
*Barr Laboratories, Inc.	10,100	802
Beckman Coulter, Inc.	14,400	638
*COR Therapeutics, Inc.	13,200	316
*Covance, Inc.	13,800	313
*Cytyc Corporation	27,500	718
DENTSPLY International, Inc.	12,300	617
*Edwards Lifesciences Corporation	14,000	387
*Express Scripts, Inc. — Class A	18,600	870
*First Health Group Corp.	23,300	576
*Gilead Sciences, Inc.	22,600	1,485
*Health Net, Inc.	29,300	638
*Henry Schein, Inc.	10,100	374
Hillenbrand Industries, Inc.	14,900	824
ICN Pharmaceuticals, Inc.	19,300	647
*IDEC Pharmaceuticals Corporation	35,500	2,446
*Incyte Genomics, Inc.	15,700	307
*IVAX Corporation	47,525	957
*LifePoint Hospitals, Inc.	9,200	313
*Lincare Holdings, Inc.	25,500	731
*Millennium Pharmaceuticals, Inc.	51,800	1,270
Mylan Laboratories, Inc.	29,800	1,118
Omnicare, Inc.	22,200	552
*Oxford Health Plans, Inc.	23,500	708
*PacifiCare Health Systems, Inc.	8,000	128
*Patterson Dental Company	16,100	659
*Perrigo Company	17,500	207
*Protein Design Labs, Inc.	20,800	685
*Quest Diagnostics Incorporated	22,400	1,606
*Sepracor, Inc.	18,500	1,056
*STERIS Corporation	16,300	298
*Triad Hospitals, Inc.	16,839	494

Index 400 Stock Portfolio

		Market
	Shares/	Value
Common Stock (95.3%)	Par	(000’s)

Health Care continued
*Trigon Healthcare, Inc. — Class A	8,700	$604
*Universal Health Services, Inc. — Class B	14,300	612
*Vertex Pharmaceuticals Incorporated	17,700	435
*VISX Incorporated	13,500	179

Total		25,540

Industrials (12.9%)
AGCO Corporation	17,000	268
Airborne, Inc.	11,500	171
*Alaska Air Group, Inc.	6,300	183
*Albany International Corp. — Class A	7,326	159
Alexander & Baldwin, Inc.	9,600	256
*American Standard Companies, Inc.	17,000	1,160
AMETEK, Inc.	7,900	252
*Apollo Group, Inc. — Class A	27,750	1,249
*Atlas Air Worldwide Holdings, Inc.	9,100	133
Banta Corporation	5,900	174
*The BISYS Group, Inc.	13,800	883
C.H. Robinson Worldwide, Inc.	20,200	584
Carlisle Companies Incorporated	7,200	266
Ceridian Corporation	34,700	651
*Certegy, Inc.	17,100	585
*CheckFree Corporation	18,300	329
*ChoicePoint, Inc.	14,800	750
CNF, Inc.	11,600	389
*CSG Systems International, Inc.	12,600	510
*DeVry, Inc.	16,600	472
Donaldson Company, Inc.	10,600	412
*DST Systems, Inc.	29,200	1,457
*The Dun & Bradstreet Corporation	19,100	674
*Dycom Industries, Inc.	10,100	169
*Education Management Corporation	8,100	294
*EGL, Inc.	11,300	158
*Energizer Holdings, Inc.	21,800	415
Expeditors International of Washington, Inc.	12,400	706
Fastenal Company	9,000	598
Flowserve Corporation	10,600	282
GATX Corporation	11,500	374
Granite Construction Incorporated	9,800	236
Harsco Corporation	9,500	326
Herman Miller, Inc.	18,100	428
HON INDUSTRIES, Inc.	14,100	390
Hubbell Incorporated — Class B	13,900	408
*J.B. Hunt Transport Services, Inc.	8,400	195
*Jacobs Engineering Group, Inc.	6,400	422
Kaydon Corporation	7,100	161
Kelly Services, Inc. — Class A	8,500	186
Kennametal, Inc.	7,300	294
*Korn/ Ferry International	8,000	85
*L-3 Communications Holdings, Inc.	9,200	828
Manpower, Inc.	18,100	610
*Modis Professional Services, Inc.	23,300	166
*NCO Group, Inc.	6,100	140
Nordson Corporation	7,800	206
Overseas Shipholding Group, Inc.	8,100	182
Pentair, Inc.	11,700	427
Pittston Brink’s Group	12,300	272
Precision Castparts Corp.	12,200	345
*Quanta Services, Inc.	14,200	219
*Republic Services, Inc.	40,300	805
Rollins, Inc.	7,200	144
*Sequa Corporation — Class A	2,500	119
Sotheby’s Holdings, Inc. — Class A	14,600	243
*SPX Corporation	9,500	1,302
Stewart & Stevenson Services, Inc.	6,700	126
*Swift Transportation Co., Inc.	19,900	428
*Sylvan Learning Systems, Inc.	9,019	199
Tecumseh Products Company — Class A	4,400	223
Teleflex Incorporated	9,200	435
Trinity Industries, Inc.	10,500	285
*Valassis Communications, Inc.	12,700	452
Viad Corp.	21,000	497
Wallace Computer Services, Inc.	9,800	186
York International Corporation	9,100	347

Total		27,280

Information Technology (17.4%)
*3Com Corporation	80,600	514
*Acxiom Corporation	21,300	372
*ADTRAN, Inc.	9,400	240
Advanced Fibre Communications, Inc.	19,300	341
*Advent Software, Inc.	8,000	400
*Affiliated Computer Services, Inc. — Class A	13,900	1,474
*Arrow Electronics, Inc.	23,500	703
*Ascential Software Corporation	68,700	278
*Atmel Corporation	110,500	875
Avnet, Inc.	28,000	713
*Avocent Corporation	10,500	255
*Cabot Microelectronics Corporation	5,692	451
*Cadence Design Systems, Inc.	59,200	1,297
*Cirrus Logic, Inc.	18,900	250
*CommScope, Inc.	12,200	259
*Credence Systems Corporation	14,200	264
*Cypress Semiconductor Corporation	30,300	604
Diebold Incorporated	17,100	692
*DSP Group, Inc.	6,300	147
*Electronic Arts, Inc.	31,700	1,899
*Enterasys Networks, Inc.	45,000	398
*Fairchild Semiconductor International, Inc. — Class A	22,700	640
*FEI Company	7,600	239
*Gartner Group, Inc. — Class B	20,700	232
Harris Corporation	15,700	479
*Imation Corp.	8,400	181
*InFocus Corporation	9,200	203
*Integrated Device Technology, Inc.	25,500	678
*International Rectifier Corporation	14,900	520
*Internet Security Systems, Inc.	11,400	365

Index 400 Stock Portfolio

		Market
	Shares/	Value
Common Stock (95.3%)	Par	(000’s)

Information Technology continued
*Investment Technology Group, Inc.	11,300	$441
Jack Henry & Associates, Inc.	21,100	461
*Keane, Inc.	17,900	323
*KEMET Corporation	20,900	371
*Lam Research Corporation	29,400	683
*Lattice Semiconductor Corporation	25,800	531
*Legato Systems, Inc.	21,200	275
*LTX Corporation	11,500	241
*Macromedia, Inc.	14,000	249
*McDATA Corporation — Class A	26,800	657
*Mentor Graphics Corporation	15,200	358
*Micrel Incorporated	21,900	574
*Microchip Technology Incorporated	31,275	1,212
*MIPS Technologies, Inc. — Class B	8,400	67
National Instruments Corporation	12,100	453
*Network Associates, Inc.	32,600	843
Newport Corporation	8,700	168
*Plantronics, Inc.	11,500	295
*Plexus Corp.	9,900	263
*Polycom, Inc.	21,300	733
*Powerwave Technologies, Inc.	15,200	263
*Quantum Corporation — DLT & Storage Systems	36,000	355
*Rational Software Corporation	48,400	944
*Retek, Inc.	11,600	346
The Reynolds and Reynolds Company — Class A	17,500	424
*RF Micro Devices, Inc.	38,800	746
*RSA Security, Inc.	13,600	237
*SanDisk Corporation	16,200	233
*Semtech Corporation	16,500	589
*Storage Technology Corporation	24,800	513
*SunGard Data Systems, Inc.	64,000	1,851
*Sybase, Inc.	24,300	383
*Sykes Enterprises Incorporated	8,600	80
*Symantec Corporation	18,000	1,194
*Synopsys, Inc.	14,500	857
*Tech Data Corporation	12,800	554
*The Titan Corporation	15,500	387
*Transaction Systems Architects, Inc. — Class A	8,400	103
*TranSwitch Corporation	18,300	82
*TriQuint Semiconductor, Inc.	30,711	377
*Vishay Intertechnology, Inc.	37,887	739
*Wind River Systems, Inc.	18,700	335

Total		36,753

Materials (4.4%)
A. Schulman, Inc.	6,300	86
*Airgas, Inc.	16,100	243
AK Steel Holding Corporation	25,700	292
Albemarle Corporation	10,900	262
Arch Coal, Inc.	12,400	281
Bowater Incorporated	13,200	631
Cabot Corporation	15,600	558
Carpenter Technology Corporation	5,300	141
Crompton Corporation	26,963	243
*Cytec Industries, Inc.	9,600	259
Ferro Corporation	8,200	212
*FMC Corporation	7,600	452
H.B. Fuller Company	6,700	193
IMC Global, Inc.	27,300	355
Longview Fibre Company	12,200	144
The Lubrizol Corporation	12,200	428
Lyondell Chemical Company	28,000	401
Martin Marietta Materials, Inc.	11,300	527
Minerals Technologies, Inc.	4,700	219
Olin Corporation	10,300	166
P.H. Glatfelter Company	10,100	157
*Packaging Corporation of America	25,400	461
Potlatch Corporation	6,700	196
Rayonier, Inc.	6,500	328
RPM, Inc.	24,300	351
Solutia, Inc.	24,700	346
Sonoco Products Company	22,700	604
*UCAR International, Inc.	13,000	139
The Valspar Corporation	11,600	459
Wausau-Mosinee Paper Corporation	12,300	149

Total		9,283

Telecommunication Services (0.9%)
*Broadwing, Inc.	51,900	493
*Price Communications Corporation	13,100	250
Telephone and Data Systems, Inc.	14,000	1,257

Total		2,000

Utilities (6.7%)
AGL Resources, Inc.	13,000	299
ALLETE, Inc.	19,600	494
Alliant Energy Corporation	20,900	635
American Water Works Company, Inc.	23,600	986
Black Hills Corporation	6,200	210
Cleco Corporation	10,700	235
Connectiv	21,100	517
*Covanta Energy Corporation	11,900	54
DPL, Inc.	30,200	727
DQE, Inc.	13,300	252
Energy East Corporation	27,700	526
Great Plains Energy Incorporated	14,700	370
Hawaiian Electric Industries, Inc.	7,700	310
IDACORP, Inc.	8,900	361
MDU Resources Group, Inc.	16,200	456
The Montana Power Company	24,700	142
National Fuel Gas Company	18,800	464
Northeast Utilities	34,100	601
NSTAR	12,600	565
OGE Energy Corp.	18,600	429
ONEOK, Inc.	14,200	253
Potomac Electric Power Company	25,900	585
Public Service Company of New Mexico	9,300	260
Puget Energy, Inc.	20,500	449

Index 400 Stock Portfolio

		Market
	Shares/	Value
Common Stock (95.3%)	Par	(000’s)

Utilities continued
Questar Corporation	19,300	$483
SCANA Corporation	24,900	693
Sierra Pacific Resources	23,581	355
UtiliCorp United, Inc.	27,100	682
Vectren Corporation	16,100	386
Western Resources, Inc.	16,800	289
WGL Holdings, Inc.	11,100	323
Wisconsin Energy Corporation	28,100	634

Total		14,025

Total Common Stock (Cost: $195,157)		200,862

Money Market Investments (4.6%)

Federal Government Agencies (1.4%)
#Federal National Mortgage Association, 1.73%, 2/15/02	$3,000,000	2,994

Total		2,994

Miscellaneous Business Credit Institutions (2.8%)
#National Rural Utilities, 1.75%, 1/28/02	5,800,000	5,792

Total		5,792

Pharmaceutical Preparations (0.4%)
#American Home Products, 1.85%, 1/2/02	900,000	900

Total		900

Total Money Market Investments (Cost $9,686)		9,686

Total Investments (99.9%) (Cost $204,843)!		210,548

Other Assets, Less Liabilities (0.1%)		186

Total Net Assets (100.0%)		$210,734

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $204,870 and the net unrealized appreciation of investments based on that cost was $5,678 which is comprised of $25,283 aggregate gross unrealized appreciation and $19,605 aggregate gross unrealized depreciation.

*  Non-Income Producing

#	All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

			Unrealized
			Appreciation/
	Number of	Expiration	(Depreciation)
Issuer (000’s)	Contracts	Date	(000’s)

Midcap 400 Index Futures	37	3/02	$200
(Total Notional Value at 12/31/01 $9,219)

The Accompanying Notes are an Integral Part of the Financial Statements

Growth Stock Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Long-term appreciation of capital with moderate risk	Hold a diversified mix of high quality growth stocks of medium and large companies with above-average potential for earnings growth.	$696.58 million

The Growth Stock Portfolio is invested in high quality companies of large to medium capitalization with strong financial characteristics and the ability to generate internal growth. A key factor in stock selection is the choice of industries with good earnings potential, based on analysis of economic trends to determine their impact on various sectors of the economy. Stock selection is made through “top down” analysis: first industry and market sector choices are made based on the economic environment, and then the most promising companies within each sector are selected as holdings. A strategy of this portfolio is to go beyond the most familiar “blue chip” names to seek out medium-sized companies with strong positions in their markets whose stock prices do not reflect their potential for growth. Diversification across 70 to 90 stocks in a wide range of industry groups reduces the Portfolio’s risk profile.

Like essentially all equity funds, the Growth Stock Portfolio had a negative total return for 2001, but annualized return of 11.0% for the last five years was above that of the S&P 500 Index. Relative to the Index, the Portfolio is most overweighted in the Consumer Discretionary sector, where the emphasis is on growth-oriented retailers that are expanding nationally. These include Kohl’s, Wal-Mart and Walgreen, which have been among the best performing retail stocks. Harley-Davidson, which has a dominant share in its unique market, has also contributed to overall performance.

The Portfolio remains underweighted in the technology sector. However, the two largest holdings within this volatile sector, Microsoft and Electronic Data Systems, have performed better during 2001 than the Index. General Electric, the Portfolio’s second largest position, is actually underweighted relative to the Index; this stock has been hurt in recent months by its exposure to insurance and aerospace. Among other large holdings, PepsiCo, Fiserv and Pfizer have performed relatively well, largely because of their defensive nature.

The Portfolio continues to focus on quality and good earnings consistency, while gradually increasing positions in industry groups likely to benefit from an improving economy. Recent additions have been made to holdings in the strongest technology companies and to more market-sensitive stocks in the financial sector, including Charles Schwab and Marsh & McLennan.

Sector Allocation 12/31/01

 Top 10 Equity Holdings  12/31/01

Company	% of Total Net Assets

Microsoft Corporation	3.2%

General Electric Company	3.0%

Kohl’s Corporation	2.5%

Fiserv, Inc.	2.4%

PepsiCo, Inc.	2.4%

Electronic Data Systems Corporation	2.1%

Harley-Davidson, Inc.	2.1%

Citigroup, Inc.	2.0%

Pfizer, Inc.	2.0%

Wal-Mart Stores, Inc.	2.0%

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
			Since
	1 Year	5 Years	Inception#

Growth Stock Portfolio	-14.22%	11.01%	13.88%
S&P 500 Index	-11.83%	10.71%	14.89%

#Inception date of 5/03/94

The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Common Stock (87.3%)	Par	(000’s)

Consumer Discretionary (18.1%)
*AOL Time Warner, Inc.	260,300	$8,356
*Barnes & Noble, Inc.	100,000	2,960
Fortune Brands, Inc.	123,400	4,885
Harley-Davidson, Inc.	270,100	14,669
The Home Depot, Inc.	161,450	8,236
*Kohl’s Corporation	249,900	17,602
Marriott International, Inc. — Class A	57,800	2,350
The McGraw-Hill Companies, Inc.	181,700	11,080
The New York Times Company — Class A	164,900	7,132
Newell Rubbermaid, Inc.	261,000	7,196
Omnicom Group, Inc.	36,600	3,270
Target Corporation	243,400	9,992
Tribune Company	207,800	7,778
*Viacom, Inc. — Class B	96,000	4,238
Wal-Mart Stores, Inc.	239,100	13,760
Wendy’s International, Inc.	100,000	2,917

Total		126,421

Consumer Staples (9.2%)
Anheuser-Busch Companies, Inc.	178,200	8,056
The Estee Lauder Companies, Inc. — Class A	200,100	6,415
General Mills, Inc.	157,800	8,207
Kimberly-Clark Corporation	130,100	7,780
Kraft Foods, Inc. — Class A	158,100	5,380
PepsiCo, Inc.	335,600	16,341
Walgreen Co.	358,200	12,057

Total		64,236

Energy (5.2%)
ChevronTexaco Corporation	79,200	7,097
Conoco, Inc.	331,200	9,373
EOG Resources, Inc.	191,500	7,490
Exxon Mobil Corporation	315,734	12,408

Total		36,368

Financials (15.3%)
American International Group, Inc.	133,200	10,576
The Bank of New York Company, Inc.	173,700	7,087
The Charles Schwab Corporation	195,000	3,017
Citigroup, Inc.	280,133	14,140
Fifth Third Bancorp	182,650	11,248
Freddie Mac	96,000	6,278
Household International, Inc.	171,000	9,908
Lehman Brothers Holdings, Inc.	119,000	7,949
Marsh & McLennan Companies, Inc.	55,000	5,910
Morgan Stanley Dean Witter & Co.	74,900	4,190
Northern Trust Corporation	139,300	8,389
The PNC Financial Services Group, Inc.	107,700	6,053
*Principal Financial Group, Inc.	255,000	6,120
*Prudential Financial, Inc.	19,700	654
Wells Fargo & Company	112,300	4,879

Total		106,398

Health Care (10.2%)
*Amgen, Inc.	118,000	6,660
Bristol-Myers Squibb Company	97,700	4,983
CIGNA Corporation	71,900	6,662
Eli Lilly and Company	75,900	5,961
Johnson & Johnson	149,600	8,841
Medtronic, Inc.	236,400	12,106
Merck & Co., Inc.	128,800	7,573
Pfizer, Inc.	350,050	13,949
Schering-Plough Corporation	127,500	4,566

Total		71,301

Industrials (9.6%)
*American Standard Companies, Inc.	63,900	4,360
Avery Dennison Corporation	119,000	6,727
*FedEx Corporation	133,300	6,916
*Fiserv, Inc.	399,862	16,922
General Electric Company	524,000	21,002
Honeywell International, Inc.	41,900	1,417
Tyco International, Ltd.	156,500	9,218

Total		66,562

Information Technology (14.0%)
*Amdocs Limited	183,700	6,240
*Atmel Corporation	438,700	3,475
*Cisco Systems, Inc.	303,300	5,493
*Electronic Arts, Inc.	51,300	3,075
Electronic Data Systems Corporation	214,100	14,677
Intel Corporation	370,600	11,655
International Business Machines Corporation	95,200	11,515
*Microsoft Corporation	331,200	21,949
*NASDAQ — 100 Trust, Series 1	173,000	6,764
Nokia Corp., ADR	150,800	3,699
Semiconductor HOLDRS (SM) Trust	102,000	4,269
Texas Instruments Incorporated	176,500	4,942

Total		97,753

Materials (2.4%)
Air Products and Chemicals, Inc.	137,200	6,436
Ecolab, Inc.	180,300	7,257
PPG Industries, Inc.	60,000	3,103

Total		16,796

Growth Stock Portfolio

		Market
	Shares/	Value
Common Stock (87.3%)	Par	(000’s)

Telecommunication Services (2.0%)
AT&T Corp.	193,700	$3,514
*AT&T Wireless Services, Inc.	99,932	1,436
*Nextel Communications, Inc. — Class A	66,900	733
SBC Communications, Inc.	70,139	2,747
Verizon Communications, Inc.	109,972	5,220

Total		13,650

Utilities (1.3%)
El Paso Corporation	111,000	4,952
*Mirant Corporation	247,000	3,957

Total		8,909

Total Common Stock (Cost: $520,198)		608,394

Money Market Investments (14.0%)

Federal Government & Agencies (0.6%)
#Federal National Mortgage Association, 1.73%, 2/15/02	$4,000,000	3,991

Total		3,991

Finance Lessors (5.7%)
#Philip Morris Capital Corp., 1.82%, 1/25/02	20,000,000	19,976
#Preferred Receivable Funding, 2.04%, 1/9/02	20,000,000	19,991

Total		39,967

Finance Services (2.9%)
#JP Morgan Chase & Co., 1.86%, 2/7/02	20,000,000	19,962

Total		19,962

Pharmaceutical Preparations (1.9%)
American Home Products, 1.85%, 1/2/02	13,500,000	13,499

Total		13,499

Short Term Business Credit (2.9%)
Asset Securitization, 1.95%, 1/18/02	20,000,000	19,982

Total		19,982

Total Money Market Investments (Cost: $97,401)		97,401

Total Investments (101.3%) (Cost: $617,599)!		705,795

Other Assets, Less Liabilities (-1.3%)		(9,217)

Total Net Assets (100.0%)		$696,578

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $618,175 and the net unrealized appreciation of investments based on that cost was $87,620 which is comprised of $131,991 aggregate gross unrealized appreciation and $44,371 aggregate gross unrealized depreciation.

ADR — American Depository Receipt

*	Non-Income Producing

#	All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

			Unrealized
			Appreciation /
	Number of	Expiration	(Depreciation)
Issuer (000’s)	Contracts	Date	(000’s)

S&P 500 Index Futures	189	3/02	$336
(Total Notional Value at 12/31/01 $53,963)

The Accompanying Notes are an Integral Part of the Financial Statements

J.P. Morgan Select Growth & Income Stock Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Long-term growth of capital and income, consistent with moderate investment risk	Actively manage a portfolio of equity securities with a goal of exceeding the total return of the S&P 500 Index.	$548.67 million

J.P. Morgan Select Growth & Income Stock Portfolio invests mainly in large-capitalization stocks, with a focus on seeking the best values in the market based on long-term earnings forecasts. A sector balance very close to that of the S&P 500 Index is normally maintained, with the emphasis on undervalued stocks within each industry group; a valuation discipline mandates the sale of stocks regarded as overvalued. More focus is placed on capital appreciation and dividend growth than on current dividends. The Portfolio is normally fully invested in equity securities.

In the highly volatile stock market of 2001, the Portfolio’s strategy of stock selection based on fundamental research accompanied by a strong valuation discipline proved effective. Total return from the Growth and Income fund was negative, but more than four percentage points better than the benchmark S&P 500 Index. Performance was also helped by the policy of maintaining industry weightings close to those of the market. At a time when some investors were reluctant to hold technology stocks, the Portfolio benefited from large positions in technology leaders such as Microsoft, Intel and IBM.

Among the Portfolio’s best performing stocks were Cendant, a real estate and travel company experiencing a turnaround; TJX Companies, a core retail holding; and CIT Financial and Alza, both of which were acquired during the year. Performance relative to the Index benefited also from substantial overweights in Tyco International and Philip Morris, which were up for the year.

In the past year, a weak market has made it possible to upgrade the quality of holdings without paying a significant premium. The emphasis has been on companies with pronounced financial strength that could prosper even in a poor economy. In the months ahead, special consideration will be given to holdings with greater operating and financial leverage that have the potential to benefit from a recovering economy.

The J.P. Morgan Select Growth & Income Stock Portfolio is managed for Northwestern Mutual by J.P. Morgan Investment Management, Inc.

Sector Allocation 12/31/01

The J.P. Morgan Select Growth & Income Stock Portfolio was formerly named the Growth and Income Stock Portfolio. The name change took effect on May 4, 2001. The Portfolio’s investment objective did not change.

 Top 10 Equity Holdings  12/31/01

Company	% of Total Net Assets

General Electric Company	4.5%

Tyco International, Ltd.	4.1%

Citigroup, Inc.	3.7%

Microsoft Corporation	3.5%

Exxon Mobil Corporation	2.9%

Philip Morris Companies, Inc.	2.7%

International Business Machines Corporation	2.2%

Intel Corporation	2.2%

Ambac Financial Group, Inc.	2.0%

Wal-Mart Stores, Inc.	2.0%

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
			Since
	1 Year	5 Years	Inception#

J.P. Morgan Select Growth & Income Stock Portfolio	-7.77%	8.11%	11.67%
S&P 500 Index	-11.83%	10.71%	14.89%

#Inception date of 5/03/94

The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

J.P. Morgan Select Growth & Income Stock Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Common Stock (97.2%)	Par	(000’s)

Consumer Discretionary (15.2%)
*Abercrombie & Fitch Co. — Class A	91,600	$2,430
*Adelphia Communications Corporation — Class A	83,600	2,607
*AOL Time Warner, Inc.	269,200	8,641
*Cendant Corporation	260,204	5,103
The Coca-Cola Company	92,000	4,338
*Comcast Corporation — Class A	67,800	2,441
*Costco Wholesale Corporation	85,000	3,772
*Gemstar-TV Guide International, Inc.	90,700	2,512
The Home Depot, Inc.	136,000	6,937
*Jones Apparel Group, Inc.	95,700	3,174
*Lear Corporation	83,500	3,185
*Liberty Media Corporation — Class A	610,500	8,547
Mattel, Inc.	115,900	1,993
Target Corporation	172,400	7,077
The TJX Companies, Inc.	157,400	6,274
*Viacom, Inc. — Class B	85,100	3,757
Wal-Mart Stores, Inc.	188,200	10,832

Total		83,620

Consumer Staples (6.2%)
The Gillette Company	201,500	6,730
Kraft Foods, Inc. — Class A	84,400	2,872
Philip Morris Companies, Inc.	317,600	14,562
The Procter & Gamble Company	73,300	5,800
Unilever NV, ADR	68,800	3,964

Total		33,928

Energy (7.1%)
Baker Hughes Incorporated	105,500	3,848
ChevronTexaco Corporation	111,600	10,000
Conoco, Inc.	132,200	3,741
Dynegy, Inc. — Class A	57,900	1,476
Exxon Mobil Corporation	409,054	16,077
GlobalSantaFe Corporation	142,051	4,051

Total		39,193

Financials (15.8%)
The Allstate Corporation	97,100	3,272
Ambac Financial Group, Inc.	192,125	11,116
Bank One Corporation	140,200	5,475
Capital One Financial Corporation	138,100	7,450
The Charles Schwab Corporation	153,000	2,367
Citigroup, Inc.	406,756	20,534
Countrywide Credit Industries, Inc.	97,600	3,999
*E*TRADE Group, Inc.	97,300	997
Fannie Mae	128,700	10,232
The Goldman Sachs Group, Inc.	72,300	6,706
U.S. Bancorp	390,732	8,178
Wachovia Corporation	96,900	3,039
Washington Mutual, Inc.	99,800	3,263

Total		86,628

Health Care (14.6%)
American Home Products Corporation	128,800	7,903
*Amgen, Inc.	60,000	3,386
Applera Corporation — Applied Biosystems Group	79,600	3,126
Baxter International, Inc.	55,500	2,976
Bristol-Myers Squibb Company	94,900	4,840
CIGNA Corporation	112,600	10,433
Eli Lilly and Company	65,600	5,152
*Human Genome Sciences, Inc.	33,766	1,139
Johnson & Johnson	145,050	8,572
Merck & Co., Inc.	124,100	7,297
Pfizer, Inc.	221,800	8,839
Pharmacia Corporation	114,952	4,903
Schering-Plough Corporation	210,500	7,538
*Tenet Healthcare Corporation	63,500	3,729

Total		79,833

Industrials (10.6%)
Cooper Industries, Inc.	44,900	1,568
General Electric Company	612,200	24,537
Goodrich Corporation	83,700	2,228
Tyco International, Ltd.	382,092	22,505
Waste Management, Inc.	222,817	7,110

Total		57,948

Information Technology (15.6%)
*Altera Corporation	123,400	2,619
*Applied Materials, Inc.	80,300	3,220
*BEA Systems, Inc.	39,100	603
*CIENA Corporation	77,100	1,103
*Cisco Systems, Inc.	495,500	8,973
*Citrix Systems, Inc.	57,400	1,301
Compaq Computer Corporation	261,000	2,547
*Dell Computer Corporation	121,200	3,294
Harris Corporation	9,000	275
Intel Corporation	378,300	11,897
International Business Machines Corporation	98,900	11,962
*Microsoft Corporation	289,400	19,178
Motorola, Inc.	194,600	2,923
*NCR Corporation	131,500	4,847
*Oracle Corporation	170,900	2,360
*Siebel Systems, Inc.	50,800	1,421
*Sun Microsystems, Inc.	345,100	4,259

J.P. Morgan Select Growth & Income Stock Portfolio

		Market
	Shares/	Value
Common Stock (97.2%)	Par	(000’s)

Information Technology continued
Texas Instruments Incorporated	66,700	$1,868
*VERITAS Software Corporation	24,318	1,090

Total		85,740

Materials (3.0%)
Alcoa, Inc.	141,764	5,040
Allegheny Technologies Incorporated	167,050	2,798
Monsanto Company	65,617	2,218
Rohm and Haas Company	73,200	2,535
*Smurfit-Stone Container Corporation	101,434	1,620
Temple-Inland, Inc.	43,100	2,445

Total		16,656

Telecommunication Services (5.6%)
*American Tower Corporation — Class A	204,100	1,933
*Qwest Communications International, Inc.	188,000	2,656
SBC Communications, Inc.	150,610	5,899
*Sprint Corporation (PCS Group)	329,800	8,050
Verizon Communications, Inc.	135,348	6,424
WorldCom, Inc. — MCI Group	182,962	2,324
*WorldCom, Inc. — WorldCom Group	243,759	3,432

Total		30,718

Utilities (3.5%)
CMS Energy Corporation	80,176	1,927
DTE Energy Company	109,900	4,610
Edison International	133,729	2,019
El Paso Corporation	91,600	4,086
PG&E Corporation	143,400	2,759
Pinnacle West Capital Corporation	94,200	3,942

Total		19,343

Total Common Stock (Cost: $557,297)		533,607

		Market
	Shares/	Value
Money Market Investments (2.9%)	Par	(000’s)

Miscellaneous Business Credit Institutions (1.9%)
Quincy Capital Corp., 2.1%, 1/3/02	$10,000,000	$9,999

Total		9,999

Pharmaceutical Preparations (1.0%)
American Home Products, 1.85%, 1/2/02	5,700,000	5,700

Total		5,700

Total Money Market Investments (Cost: $15,699)		15,699

Total Investments (100.1%) (Cost $572,996)!		549,306

Other Assets, Less Liabilities (-0.1%)		(634)

Total Net Assets (100.0%)		$548,672

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $578,075 and the net unrealized depreciation of investments based on that cost was $28,769 which is comprised of $40,552 aggregate gross unrealized appreciation and $69,321 aggregate gross unrealized depreciation.

ADR — American Depository Receipt

*	Non-Income Producing

The Accompanying Notes are an Integral Part of the Financial Statements

Capital Guardian Domestic Equity Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Long-term growth of capital and income	Invest in larger American companies that exhibit value characteristics relative to S&P 500 Index.	$40.72 million

The Capital Guardian Domestic Equity Portfolio invests mainly in large companies with well-known names, proven track records, and a history of dividends. This value-oriented Portfolio emphasizes stocks that have lower price-earnings ratios, lower price to book value ratios, and higher dividend yields than the S&P 500 Index.

The selection process focuses on individual stocks that are underpriced relative to their inherent value and long-term prospects, based largely on Capital Guardian’s solid research capabilities. Industry selection receives minor consideration, and industry weightings may diverge significantly from the major market indices. At the end of 2001, the Portfolio was overweighted relative to the index in financial services, industrials, and utilities, and underweighted in consumer stocks and information technology.

The Portfolio has outperformed the S&P 500 Index in the five months since it was added to the investment choices available to Northwestern Mutual policyowners. In a volatile and generally down market, performance benefited from a cautious approach of avoiding holdings likely to suffer earnings problems in a weakening economy. Performance in the last quarter of 2001 was boosted by the opportunistic addition of quality companies including United Technologies, Applied Materials, Inc. and Sabre Holdings, all of which rebounded significantly after experiencing sharp drops in the wake of the September terrorist attacks.

The Capital Guardian Domestic Equity Portfolio is managed for Northwestern Mutual by Capital Guardian Trust Company.

Sector Allocation 12/31/01

 Top 10 Equity Holdings  12/31/01

Company	% of Total Net Assets

United Technologies Corporation	3.4%

Bank One Corporation	3.3%

The AES Corporation	3.0%

Tyco International, Ltd.	2.9%

Air Products and Chemicals, Inc.	2.8%

Sabre Holdings Corporation — Class A	2.8%

Carnival Corporation	2.4%

SBC Communications, Inc.	2.4%

J.P. Morgan Chase & Co.	2.3%

Philip Morris Companies, Inc.	2.3%

Relative Performance

Total Return
For Period Ended December 31, 2001
Since
Inception#

Capital Guardian Domestic Equity Portfolio	-2.19%
S&P 500 Index	-5.20%

#Inception date of 7/31/01, returns not annualized

The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

This chart assumes an initial investment of $10,000 made on 7/31/01 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Capital Guardian Domestic Equity Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Common Stock (91.9%)	Par	(000’s)

Consumer Discretionary (8.2%)
Carnival Corporation	34,800	$976
Dollar General Corporation	39,500	589
Ford Motor Company	15,300	241
Gannett Co., Inc.	5,200	350
Knight-Ridder, Inc.	11,300	734
McDonald’s Corporation	16,600	439

Total		3,329

Consumer Staples (7.3%)
Anheuser-Busch Companies, Inc.	8,000	362
Campbell Soup Company	27,500	821
The Clorox Company	4,200	166
Kraft Foods, Inc. — Class A	20,500	698
Philip Morris Companies, Inc.	20,500	940

Total		2,987

Energy (7.9%)
Baker Hughes Incorporated	20,200	736
*BJ Services Company	4,000	130
Exxon Mobil Corporation	9,500	373
Royal Dutch Petroleum Company, ADR	12,500	613
Shell Transport & Trading Company, ADR	15,000	622
Unocal Corporation	13,800	498
*Weatherford International, Inc.	6,900	257

Total		3,229

Financials (22.9%)
ACE Limited	2,200	88
The Allstate Corporation	15,300	516
*AmeriCredit Corp.	17,200	543
Bank of America Corporation	12,500	787
Bank One Corporation	34,500	1,348
Citigroup, Inc.	5,000	252
Everest Re Group, Ltd.	7,000	495
The Goldman Sachs Group, Inc.	3,600	334
The Hartford Financial Services Group, Inc.	8,200	515
Household International, Inc.	11,000	637
J.P. Morgan Chase & Co.	26,000	945
Jefferson-Pilot Corporation	4,300	199
Kinder Morgan Management LLC	17,735	672
*Principal Financial Group, Inc.	3,600	86
USA Education, Inc.	6,600	555
Washington Mutual, Inc.	15,000	491
Wells Fargo & Company	7,000	304
XL Capital, Ltd. — Class A	6,200	566

Total		9,333

Health Care (3.3%)
Becton, Dickinson and Company	26,000	862
Eli Lilly and Company	6,000	471

Total		1,333

Industrials (19.8%)
Canadian National Railway Company	4,500	217
Dover Corporation	13,000	482
Emerson Electric Co.	10,800	617
Fluor Corporation	21,100	789
Illinois Tool Works, Inc.	7,700	521
Ingersoll-Rand Company	11,500	481
Navistar International Corporation	14,300	565
Norfolk Southern Corporation	13,000	238
Sabre Holdings Corporation — Class A	26,500	1,122
Tyco International, Ltd.	20,100	1,184
Union Pacific Corporation	5,500	314
United Technologies Corporation	21,100	1,364
W.W. Grainger, Inc.	3,500	168

Total		8,062

Information Technology (5.8%)
*Applied Materials, Inc.	18,300	733
Compaq Computer Corporation	46,500	454
Hewlett-Packard Company	7,600	156
*KLA-Tencor Corporation	7,700	382
Nortel Networks Corporation	84,000	630

Total		2,355

Materials (5.3%)
Air Products and Chemicals, Inc.	24,400	1,144
Alcoa, Inc.	8,600	306
The Dow Chemical Company	9,400	317
Lyondell Chemical Company	17,100	245
Nucor Corporation	2,900	154

Total		2,166

Real Estate Investment Trusts (1.1%)
Equity Office Properties Trust	14,500	436

Total		436

Telecommunication Services (2.7%)
CenturyTel, Inc.	3,500	115
SBC Communications, Inc.	24,800	971

Total		1,086

Utilities (7.6%)
*The AES Corporation	74,900	1,225
*Mirant Corporation	9,000	144
NiSource, Inc.	22,900	528

Capital Guardian Domestic Equity Portfolio

		Market
	Shares/	Value
Common Stock (91.9%)	Par	(000’s)

Utilities continued
*NRG Energy, Inc.	28,300	$439
The Williams Companies, Inc.	30,500	778

Total		3,114

Total Common Stock (Cost: $37,160)		37,430

Money Market Investments (7.9%)

Finance Services (2.5%)
JP Morgan Chase & Co., 1.86%, 2/7/02	$1,000,000	999

Total		999

Machinery (2.2%)
John Deere Capital Corp., 2.05%, 1/14/02	900,000	899

Total		899

Pharmaceutical Preparations (1.0%)
American Home Products, 1.85%, 1/2/02	400,000	400

Total		400

Security Brokers & Dealers (2.2%)
Salomon Smith Barney Holdings, 1.78%, 1/15/02	900,000	899

Total		899

Total Money Market Investments (Cost: $3,197)		3,197

Total Investments (99.8%) (Cost $40,357)!		40,627

Other Assets, Less Liabilities (0.2%)		95

Total Net Assets (100.0%)		$40,722

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $40,372 and the net unrealized appreciation of investments based on that cost was $255 which is comprised of $1,696 aggregate gross unrealized appreciation and $1,441 aggregate gross unrealized depreciation.

ADR — American Depository Receipt

*	Non-Income Producing

The Accompanying Notes are an Integral Part of the Financial Statements

Index 500 Stock Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Long-term capital appreciation through cost-effective participation in broad market performance	Invest in a portfolio designed to approximate the composition and returns of the S&P 500 Index.	$1.82 billion

The Index 500 Stock Portfolio is designed to achieve results that approximate the performance of the Standard & Poor’s 500 Composite Stock Price Index. As of December 31, 2001, the 500 stocks in the Index had a median market capitalization of $8.4 billion and total market value of $10,463 billion. Of the 500 stocks, 420 are listed on the New York Stock Exchange, 78 on NASDAQ, and 2 on the American Stock Exchange.

This composite of 500 stocks of large U.S.-based companies, compiled by Standard & Poor’s Corporation, is generally regarded as a good proxy for the large-capitalization portion of the U.S. equity market; the Portfolio therefore enables contract owners to participate in overall performance of the equity market. The Portfolio continues to achieve the objective of matching the results of the S&P 500 before expenses.

Sector Allocation 12/31/01

 Top 10 Equity Holdings  12/31/01

Company	% of Total Net Assets

General Electric Company	3.8%

Microsoft Corporation	3.4%

Exxon Mobil Corporation	2.6%

Wal-Mart Stores, Inc.	2.4%

Citigroup, Inc.	2.4%

Pfizer, Inc.	2.4%

Intel Corporation	2.0%

International Business Machines Corporation	2.0%

American International Group, Inc.	2.0%

Johnson & Johnson	1.7%

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
	1 Year	5 Years	10 Years

Index 500 Stock Portfolio	-11.88%	10.76%	12.56%
S&P 500 Index	-11.83%	10.71%	12.90%

On April 30, 1993, the Portfolio was indexed to approximate the performance of the Standard & Poor’s 500 Composite Stock Price Index. Before that date, the Portfolio was actively managed.

The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index”, “Standard & Poor’s MidCap 400 Index”, “S&P 500®” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the funds.

This chart assumes an initial investment of $10,000 made on 12/31/91. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Index 500 Stock Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Common Stock (98.9%)	Par	(000’s)

Consumer Discretionary (14.4%)
American Greetings Corporation — Class A	10,900	$150
*AOL Time Warner, Inc.	762,400	24,473
*AutoZone, Inc.	19,225	1,380
*Bed Bath & Beyond, Inc.	49,700	1,685
*Best Buy Co., Inc.	36,000	2,681
*Big Lots, Inc.	19,500	203
The Black & Decker Corporation	14,000	528
Brunswick Corporation	15,100	329
Carnival Corporation	100,609	2,825
*Cendant Corporation	166,633	3,268
Centex Corporation	10,200	582
Circuit City Stores, Inc.	35,800	929
*Clear Channel Communications, Inc.	101,050	5,144
The Coca-Cola Company	427,975	20,179
Coca-Cola Enterprises, Inc.	76,600	1,451
*Comcast Corporation — Class A	162,600	5,854
Cooper Tire & Rubber Company	12,500	200
*Costco Wholesale Corporation	77,464	3,438
Dana Corporation	25,450	353
Darden Restaurants, Inc.	20,267	717
Delphi Automotive Systems Corporation	96,387	1,317
Dillard’s, Inc. — Class A	14,664	235
Dollar General Corporation	56,848	847
Dow Jones & Company, Inc.	14,820	811
Eastman Kodak Company	49,883	1,468
Family Dollar Stores, Inc.	29,500	884
*Federated Department Stores, Inc.	34,051	1,393
Ford Motor Company	314,794	4,949
Fortune Brands, Inc.	26,267	1,040
Gannett Co., Inc.	45,550	3,062
The Gap, Inc.	147,875	2,061
General Motors Corporation	94,427	4,589
The Goodyear Tire & Rubber Company	27,300	650
Harley-Davidson, Inc.	52,000	2,824
*Harrah’s Entertainment, Inc.	20,150	746
Hasbro, Inc.	29,725	482
Hilton Hotels Corporation	63,450	693
The Home Depot, Inc.	401,594	20,485
*International Game Technology	12,700	867
The Interpublic Group of Companies, Inc.	64,500	1,905
J. C. Penney Company, Inc.	45,250	1,217
Johnson Controls, Inc.	14,900	1,203
*Jones Apparel Group, Inc.	20,800	690
KB Home	7,600	305
*Kmart Corporation	84,300	460
Knight-Ridder, Inc.	12,550	815
*Kohl’s Corporation	57,367	4,041
Leggett & Platt Incorporated	33,733	776
The Limited, Inc.	73,405	1,081
Liz Claiborne, Inc.	9,000	448
Lowe’s Companies, Inc.	132,350	6,142
Marriott International, Inc. — Class A	41,900	1,703
Mattel, Inc.	74,188	1,276
The May Department Stores Company	51,450	1,903
Maytag Corporation	13,133	408
McDonald’s Corporation	222,578	5,892
The McGraw-Hill Companies, Inc.	33,560	2,046
Meredith Corporation	8,600	307
The New York Times Company — Class A	27,370	1,184
Newell Rubbermaid, Inc.	45,892	1,265
NIKE, Inc. — Class B	46,700	2,626
Nordstrom, Inc.	23,067	467
*Office Depot, Inc.	51,157	948
Omnicom Group, Inc.	31,900	2,850
The Pepsi Bottling Group, Inc.	49,500	1,163
Pulte Corporation	10,100	451
RadioShack Corporation	31,900	960
*Reebok International, Ltd.	10,100	268
Sears, Roebuck & Co.	56,550	2,694
The Sherwin-Williams Company	26,913	740
Snap-On Incorporated	9,917	334
The Stanley Works	14,650	682
*Staples, Inc.	78,500	1,468
*Starbucks Corporation	65,450	1,247
Starwood Hotels & Resorts Worldwide, Inc.	34,200	1,021
Target Corporation	154,757	6,353
Tiffany & Co.	25,067	789
The TJX Companies, Inc.	48,250	1,923
*TMP Worldwide, Inc.	18,367	788
*Toys “R” Us, Inc.	33,950	704
Tribune Company	51,336	1,922
*Tricon Global Restaurants, Inc.	25,240	1,242
TRW, Inc.	21,500	796
Tupperware Corporation	10,000	193
*Univision Communications, Inc. — Class A	35,900	1,453
V. F. Corporation	19,257	751
*Viacom, Inc. — Class B	306,348	13,525
Visteon Corporation	22,483	338
Wal-Mart Stores, Inc.	769,300	44,274
The Walt Disney Company	359,657	7,452
Wendy’s International, Inc.	19,550	570
Whirlpool Corporation	11,450	840

Total		262,671

Index 500 Stock Portfolio

		Market
	Shares/	Value
Common Stock (98.9%)	Par	(000’s)

Consumer Staples (6.9%)
Adolph Coors Company — Class B	6,400	$342
Alberto-Culver Company — Class B	9,700	434
Albertson’s, Inc.	69,654	2,193
Anheuser-Busch Companies, Inc.	154,449	6,983
Archer-Daniels-Midland Company	114,203	1,639
Avon Products, Inc.	40,800	1,897
Brown-Forman Corporation — Class B	11,800	739
Campbell Soup Company	70,222	2,098
The Clorox Company	40,650	1,608
Colgate-Palmolive Company	96,522	5,574
ConAgra Foods, Inc.	92,467	2,198
CVS Corporation	67,667	2,003
General Mills, Inc.	62,567	3,254
The Gillette Company	181,435	6,060
H.J. Heinz Company	60,017	2,468
Hershey Foods Corporation	23,550	1,594
Kellogg Company	69,857	2,103
Kimberly-Clark Corporation	91,556	5,475
*The Kroger Co.	139,505	2,911
PepsiCo, Inc.	304,230	14,813
Philip Morris Companies, Inc.	378,522	17,355
The Procter & Gamble Company	222,905	17,639
*Safeway, Inc.	87,000	3,632
Sara Lee Corporation	135,335	3,008
SUPERVALU, Inc.	22,750	503
SYSCO Corporation	115,725	3,034
Unilever NV, ADR	98,347	5,666
UST, Inc.	28,067	982
Walgreen Co.	175,146	5,895
Winn-Dixie Stores, Inc.	24,150	344
Wm. Wrigley Jr. Company	38,867	1,997

Total		126,441

Energy (6.4%)
Amerada Hess Corporation	15,300	956
Anadarko Petroleum Corporation	43,162	2,454
Apache Corporation	23,760	1,185
Ashland, Inc.	12,000	553
Baker Hughes Incorporated	57,730	2,105
Burlington Resources, Inc.	36,383	1,366
ChevronTexaco Corporation	183,357	16,431
Conoco, Inc.	107,525	3,043
Devon Energy Corporation	22,300	862
Dynegy, Inc. — Class A	56,100	1,431
EOG Resources, Inc.	19,960	781
Exxon Mobil Corporation	1,187,256	46,658
Halliburton Company	73,869	968
Kerr-McGee Corporation	17,205	943
*Nabors Industries, Inc.	25,250	867
*Noble Drilling Corporation	23,050	785
Occidental Petroleum Corporation	63,720	1,690
Phillips Petroleum Company	65,287	3,934
*Rowan Companies, Inc.	16,250	315
Royal Dutch Petroleum Company, ADR	368,969	18,086
Schlumberger Limited	98,667	5,422
Sunoco, Inc.	14,450	540
Transocean Sedco Forex, Inc.	54,751	1,852
Unocal Corporation	41,867	1,510
USX-Marathon Group	53,109	1,593

Total		116,330

Financials (17.5%)
AFLAC Incorporated	90,450	2,221
The Allstate Corporation	124,628	4,200
Ambac Financial Group, Inc.	18,200	1,053
American Express Company	227,675	8,126
American International Group, Inc.	450,830	35,795
AmSouth Bancorporation	63,755	1,205
Aon Corporation	45,100	1,602
Bank of America Corporation	275,801	17,362
The Bank of New York Company, Inc.	126,553	5,163
Bank One Corporation	200,486	7,829
BB&T Corporation	75,400	2,723
The Bear Stearns Companies, Inc.	16,195	950
Capital One Financial Corporation	35,900	1,937
The Charles Schwab Corporation	238,539	3,690
Charter One Financial, Inc.	37,396	1,015
The Chubb Corporation	30,150	2,080
Cincinnati Financial Corporation	27,680	1,056
Citigroup, Inc.	865,248	43,677
Comerica Incorporated	30,750	1,762
Conseco, Inc.	58,137	259
Countrywide Credit Industries, Inc.	20,400	836
Fannie Mae	172,148	13,686
Fifth Third Bancorp	99,034	6,099
FleetBoston Financial Corporation	186,405	6,804
Franklin Resources, Inc.	45,550	1,607
Freddie Mac	119,186	7,795
Golden West Financial Corporation	27,350	1,610
The Hartford Financial Services Group, Inc.	40,750	2,560
Household International, Inc.	79,785	4,623
Huntington Bancshares Incorporated	43,242	743
J.P. Morgan Chase & Co.	341,648	12,419
Jefferson-Pilot Corporation	26,134	1,209
John Hancock Financial Services, Inc.	53,000	2,189
KeyCorp	73,075	1,779
Lehman Brothers Holdings, Inc.	42,422	2,834
Lincoln National Corporation	32,340	1,571
Loews Corporation	33,967	1,881
Marsh & McLennan Companies, Inc.	47,390	5,092
MBIA, Inc.	25,550	1,370
MBNA Corporation	146,610	5,161
Mellon Financial Corporation	82,068	3,087
Merrill Lynch & Co., Inc.	144,400	7,526
MetLife, Inc.	129,036	4,088
MGIC Investment Corporation	18,400	1,136
Moody’s Corporation	27,075	1,079

Index 500 Stock Portfolio

		Market
	Shares/	Value
Common Stock (98.9%)	Par	(000’s)

Financials continued
Morgan Stanley Dean Witter & Co.	191,513	$10,713
National City Corporation	103,397	3,023
Northern Trust Corporation	38,350	2,309
The PNC Financial Services Group, Inc.	49,767	2,797
The Progressive Corporation	12,700	1,896
Providian Financial Corporation	49,157	175
Regions Financial Corporation	39,186	1,177
SAFECO Corporation	21,950	684
SouthTrust Corporation	58,467	1,442
The St. Paul Companies, Inc.	36,872	1,621
State Street Corporation	56,000	2,926
Stilwell Financial, Inc.	37,729	1,027
SunTrust Banks, Inc.	50,233	3,150
Synovus Financial Corp.	49,950	1,251
T. Rowe Price Group, Inc.	21,200	736
Torchmark Corporation	21,550	848
U.S. Bancorp	327,921	6,863
Union Planters Corporation	23,625	1,066
UnumProvident Corporation	41,531	1,101
USA Education, Inc.	28,014	2,354
Wachovia Corporation	241,281	7,567
Washington Mutual, Inc.	150,987	4,937
Wells Fargo & Company	295,280	12,830
XL Capital, Ltd. — Class A	23,000	2,101
Zions Bancorporation	15,900	836

Total		317,919

Health Care (14.2%)
Abbott Laboratories	266,550	14,860
Aetna, Inc.	24,477	807
Allergan, Inc.	22,667	1,701
American Home Products Corporation	226,229	13,881
*AmerisourceBergen Corporation	17,700	1,125
*Amgen, Inc.	179,525	10,132
Applera Corporation — Applied Biosystems Group	36,333	1,427
Bausch & Lomb Incorporated	9,200	346
Baxter International, Inc.	101,900	5,465
Becton, Dickinson and Company	44,350	1,470
*Biogen, Inc.	25,600	1,468
Biomet, Inc.	46,145	1,426
*Boston Scientific Corporation	69,086	1,666
Bristol-Myers Squibb Company	334,408	17,055
C. R. Bard, Inc.	8,750	564
Cardinal Health, Inc.	76,725	4,961
*Chiron Corporation	32,722	1,435
CIGNA Corporation	25,729	2,384
Eli Lilly and Company	193,406	15,190
*Forest Laboratories, Inc.	30,333	2,486
*Genzyme Corporation	35,700	2,137
*Guidant Corporation	52,788	2,629
HCA, Inc.	92,511	3,565
*Health Management Associates, Inc.	42,200	776
*Healthsouth Corporation	67,100	994
*Humana, Inc.	29,200	344
*Immunex Corporation	91,900	2,547
Johnson & Johnson	521,037	30,794
*King Pharmaceuticals, Inc.	42,066	1,772
*Manor Care, Inc.	17,700	420
McKesson HBOC, Inc.	49,005	1,833
*MedImmune, Inc.	36,600	1,696
Medtronic, Inc.	208,000	10,652
Merck & Co., Inc.	394,520	23,198
Pfizer, Inc.	1,086,236	43,288
Pharmacia Corporation	223,870	9,548
*Quintiles Transnational Corp.	20,100	323
Schering-Plough Corporation	251,750	9,015
*St. Jude Medical, Inc.	14,800	1,149
Stryker Corporation	33,750	1,970
*Tenet Healthcare Corporation	55,800	3,277
UnitedHealth Group Incorporated	54,586	3,863
*Watson Pharmaceuticals, Inc.	18,200	571
*Wellpoint Health Networks, Inc. — Class A	10,900	1,274
Zimmer Holdings, Inc.	33,437	1,021

Total		258,505

Industrials (11.0%)
*Allied Waste Industries, Inc.	33,950	477
*American Power Conversion Corporation	33,550	485
*AMR Corporation	26,400	585
Automatic Data Processing, Inc.	107,450	6,329
Avery Dennison Corporation	18,950	1,071
The Boeing Company	150,076	5,820
Burlington Northern Santa Fe Corporation	67,385	1,922
Caterpillar, Inc.	59,088	3,087
Cintas Corporation	29,133	1,410
*Concord EFS, Inc.	82,900	2,717
*Convergys Corporation	29,450	1,104
Cooper Industries, Inc.	15,900	555
Crane Co.	10,275	263
CSX Corporation	36,750	1,288
Cummins, Inc.	7,100	274
Danaher Corporation	24,500	1,478
Deere & Company	40,360	1,762
Delta Air Lines, Inc.	21,167	619
Deluxe Corporation	12,151	505
Dover Corporation	34,967	1,296
Eaton Corporation	11,900	885
Emerson Electric Co.	73,750	4,211
Equifax, Inc.	24,600	594
*FedEx Corporation	52,820	2,740
First Data Corporation	67,463	5,292
*Fiserv, Inc.	32,125	1,360
Fluor Corporation	13,600	509
General Dynamics Corporation	34,600	2,756
General Electric Company	1,709,206	68,505
Genuine Parts Company	29,600	1,086

Index 500 Stock Portfolio

		Market
	Shares/	Value
Common Stock (98.9%)	Par	(000’s)

Industrials continued
Goodrich Corporation	17,800	$474
H&R Block, Inc.	31,450	1,406
Honeywell International, Inc.	139,250	4,709
Illinois Tool Works, Inc.	52,300	3,542
IMS Health Incorporated	50,667	989
Ingersoll-Rand Company	28,980	1,212
ITT Industries, Inc.	15,100	763
Lockheed Martin Corporation	74,708	3,487
Masco Corporation	79,100	1,938
McDermott International, Inc.	10,500	129
Minnesota Mining and Manufacturing Company	68,088	8,049
Molex Incorporated	33,650	1,041
Navistar International Corporation	10,250	405
Norfolk Southern Corporation	66,157	1,213
Northrop Grumman Corporation	18,900	1,905
PACCAR, Inc.	13,170	864
Pall Corporation	21,150	509
Parker-Hannifin Corporation	20,075	922
Paychex, Inc.	64,235	2,251
Pitney Bowes, Inc.	42,437	1,596
*Power-One, Inc.	13,500	141
R. R. Donnelley & Sons Company	20,234	601
Raytheon Company	66,200	2,150
*Robert Half International, Inc.	30,140	805
Rockwell Collins, Inc.	31,450	613
Rockwell International Corporation	31,450	562
Ryder System, Inc.	10,400	230
Sabre Holdings Corporation — Class A	22,867	968
Southwest Airlines Co.	131,067	2,422
Textron, Inc.	24,250	1,005
Thomas & Betts Corporation	10,000	212
Tyco International, Ltd.	333,208	19,626
Union Pacific Corporation	42,660	2,432
United Technologies Corporation	80,967	5,233
*US Airways Group, Inc.	11,500	73
W.W. Grainger, Inc.	16,300	782
Waste Management, Inc.	107,585	3,433

Total		199,677

Information Technology (17.3%)
*ADC Telecommunications, Inc.	134,450	618
Adobe Systems Incorporated	41,125	1,277
*Advanced Micro Devices, Inc.	59,200	939
*Agilent Technologies, Inc.	78,637	2,242
*Altera Corporation	66,511	1,411
*Analog Devices, Inc.	61,957	2,750
*Andrew Corporation	14,037	307
*Apple Computer, Inc.	60,100	1,316
*Applied Materials, Inc.	139,950	5,612
*Applied Micro Circuits Corporation	51,700	585
Autodesk, Inc.	9,267	345
*Avaya, Inc.	48,816	593
*BMC Software, Inc.	41,960	687
*Broadcom Corporation — Class A	44,800	1,836
*CIENA Corporation	56,300	806
*Cisco Systems, Inc.	1,259,400	22,808
*Citrix Systems, Inc.	31,820	721
Compaq Computer Corporation	290,627	2,837
Computer Associates International, Inc.	99,192	3,421
*Computer Sciences Corporation	29,050	1,423
*Compuware Corporation	63,257	746
*Comverse Technology, Inc.	31,900	714
*Conexant Systems, Inc.	42,500	610
Corning Incorporated	160,100	1,428
*Dell Computer Corporation	447,533	12,164
Electronic Data Systems Corporation	80,467	5,516
*EMC Corporation	379,774	5,104
*Gateway, Inc.	55,550	447
Hewlett-Packard Company	334,360	6,868
Intel Corporation	1,157,163	36,393
International Business Machines Corporation	298,939	36,160
*Intuit, Inc.	35,900	1,535
*Jabil Circuit, Inc.	32,867	747
*JDS Uniphase Corporation	226,500	1,977
*KLA-Tencor Corporation	31,900	1,581
*Lexmark International Group, Inc. — Class A	22,100	1,304
Linear Technology Corporation	54,650	2,134
*LSI Logic Corporation	62,200	982
Lucent Technologies, Inc.	586,036	3,686
*Maxim Integrated Products, Inc.	56,500	2,967
*Mercury Interactive Corporation	14,200	483
*Micron Technology, Inc.	102,550	3,179
*Microsoft Corporation	926,100	61,372
Millipore Corporation	8,100	492
Motorola, Inc.	377,877	5,676
*National Semiconductor Corporation	29,843	919
*NCR Corporation	16,600	612
*Network Appliance, Inc.	56,000	1,225
Nortel Networks Corporation	548,275	4,112
*Novell, Inc.	62,000	285
*Novellus Systems, Inc.	24,500	967
*Nvidia Corporation	24,100	1,612
*Oracle Corporation	965,925	13,339
*Palm, Inc.	97,545	378
*Parametric Technology Corporation	45,480	355
*PeopleSoft, Inc.	50,600	2,034
PerkinElmer, Inc.	21,000	735
*PMC-Sierra, Inc.	28,300	602
*QLogic Corporation	15,850	705
*QUALCOMM, Inc.	130,267	6,578
*Sanmina-SCI Corporation	89,400	1,779
*Sapient Corporation	21,200	164
Scientific-Atlanta, Inc.	28,000	670
*Siebel Systems, Inc.	78,000	2,182
*Solectron Corporation	138,500	1,562
*Sun Microsystems, Inc.	560,397	6,915
Symbol Technologies, Inc.	38,950	619

Index 500 Stock Portfolio

		Market
	Shares/	Value
Common Stock (98.9%)	Par	(000’s)

Information Technology continued
Tektronix, Inc.	16,160	$417
*Tellabs, Inc.	70,392	1,058
*Teradyne, Inc.	29,950	903
Texas Instruments Incorporated	298,700	8,364
*Thermo Electron Corporation	31,200	744
*Unisys Corporation	54,450	683
*VERITAS Software Corporation	68,432	3,067
*Vitesse Semiconductor Corporation	31,548	393
Xerox Corporation	119,500	1,245
*Xilinx, Inc.	57,200	2,234
*Yahoo!, Inc.	97,600	1,731

Total		315,987

Materials (2.6%)
Air Products and Chemicals, Inc.	39,267	1,842
Alcan, Inc.	54,950	1,974
Alcoa, Inc.	148,507	5,279
Allegheny Technologies Incorporated	13,817	231
Ball Corporation	4,733	335
Barrick Gold Corporation	92,121	1,469
Bemis Company, Inc.	9,050	445
Boise Cascade Corporation	9,900	337
The Dow Chemical Company	154,409	5,216
E. I. du Pont de Nemours and Company	179,428	7,627
Eastman Chemical Company	13,225	516
Ecolab, Inc.	22,000	886
Engelhard Corporation	22,500	623
*FMC Corporation	5,400	321
*Freeport-McMoRan Copper & Gold, Inc. — Class B	24,781	332
Georgia-Pacific Corporation	38,904	1,074
Great Lakes Chemical Corporation	8,700	211
Hercules Incorporated	18,600	186
*Inco Limited	31,250	529
International Flavors & Fragrances, Inc.	16,500	490
International Paper Company	83,066	3,352
Louisiana-Pacific Corporation	18,000	152
The Mead Corporation	17,050	527
Newmont Mining Corporation	33,680	644
Nucor Corporation	13,333	706
*Pactiv Corporation	27,300	485
Phelps Dodge Corporation	13,524	438
Placer Dome, Inc.	56,350	615
PPG Industries, Inc.	28,967	1,498
Praxair, Inc.	27,600	1,525
Rohm and Haas Company	37,880	1,312
*Sealed Air Corporation	14,421	589
Sigma-Aldrich Corporation	13,000	512
Temple-Inland, Inc.	8,500	482
USX-U. S. Steel Group	15,250	276
Vulcan Materials Company	17,400	834
Westvaco Corporation	17,350	494
Weyerhaeuser Company	36,980	2,000
Willamette Industries, Inc.	18,700	975
Worthington Industries, Inc.	14,700	209

Total		47,548

Real Estate Investment Trusts (0.2%)
Equity Office Properties Trust	69,800	2,100
Equity Residential Properties Trust	45,600	1,309

Total		3,409

Telecommunication Services (5.4%)
ALLTEL Corporation	53,857	3,325
AT&T Corp.	593,738	10,770
*AT&T Wireless Services, Inc.	435,397	6,257
BellSouth Corporation	322,465	12,302
CenturyTel, Inc.	24,300	797
*Citizens Communications Company	49,100	523
*Nextel Communications, Inc. — Class A	131,650	1,443
*Qwest Communications International, Inc.	285,835	4,039
SBC Communications, Inc.	579,547	22,701
Sprint Corporation	152,509	3,062
*Sprint Corporation (PCS Group)	161,260	3,936
Verizon Communications, Inc.	465,442	22,090
*WorldCom, Inc. — WorldCom Group	496,914	6,997

Total		98,242

Utilities (3.0%)
*The AES Corporation	91,600	1,498
Allegheny Energy, Inc.	21,500	779
Ameren Corporation	23,567	997
American Electric Power Company, Inc.	55,440	2,413
*Calpine Corporation	51,360	862
Cinergy Corp.	27,384	915
CMS Energy Corporation	22,700	545
Consolidated Edison, Inc.	36,450	1,471
Constellation Energy Group, Inc.	28,200	749
Dominion Resources, Inc.	44,995	2,704
DTE Energy Company	28,350	1,189
Duke Energy Corporation	132,830	5,215
Edison International	56,020	846
El Paso Corporation	87,571	3,907
Entergy Corporation	38,009	1,487
Exelon Corporation	55,212	2,644
FirstEnergy Corp.	51,165	1,790
FPL Group, Inc.	30,257	1,706
KeySpan Corporation	23,600	818
Kinder Morgan, Inc.	19,667	1,095
*Mirant Corporation	58,426	936
*Niagara Mohawk Holdings, Inc.	27,600	489
Nicor, Inc.	7,850	327
NiSource, Inc.	35,573	820
Peoples Energy Corporation	6,100	231
PG&E Corporation	66,625	1,282

Index 500 Stock Portfolio

		Market
	Shares/	Value
Common Stock (98.9%)	Par	(000’s)

Utilities continued
Pinnacle West Capital Corporation	14,600	$611
PPL Corporation	25,134	876
Progress Energy, Inc.	37,392	1,684
Public Service Enterprise Group Incorporated	35,836	1,512
Reliant Energy, Inc.	51,162	1,357
Sempra Energy	35,402	869
The Southern Company	117,900	2,989
TECO Energy, Inc.	23,300	611
TXU Corp.	44,165	2,082
The Williams Companies, Inc.	88,500	2,259
Xcel Energy, Inc.	59,020	1,637

Total		54,202

Total Common Stock (Cost: $1,343,480)		1,800,931

Money Market Investments (1.1%)

Federal Government and Agencies (0.3%)
#Federal National Mortgage Association, 1.73%, 2/15/02	$5,000,000	$4,989

Total		4,989

Finance Services (0.5%)
#Preferred Receivable Funding, 1.85%, 2/4/02	10,000,000	9,983

Total		9,983

Personal Credit Institutions (0.3%)
#Variable Funding Capital, 2.45%, 1/10/02	$5,800,000	5,796

Total		5,796

Total Money Market Investments (Cost: $20,768)		20,768

Total Investments (100.0%) (Cost $1,364,248)!		1,821,699

Other Assets, Less Liabilities (0.0%)		176

Total Net Assets (100.0%)		$1,821,875

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $1,366,396 and the net unrealized appreciation of investments based on that cost was $455,303 which is comprised of $620,226 aggregate gross unrealized appreciation and $164,923 aggregate gross unrealized depreciation.

    ADR — American Depository Receipt

*	Non-Income Producing

#	All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

			Unrealized
			Appreciation/
	Number of	Expiration	(Depreciation)
Issuer (000’s)	Contracts	Date	(000’s)

S&P 500 Index Futures	72	3/02	$118
(Total Notional Value at 12/31/01 $20,568)

The Accompanying Notes are an Integral Part of the Financial Statements

Asset Allocation Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Realize highest total return, including current income and capital appreciation, consistent with reasonable investment risk	Flexible policy of allocating assets among stocks, bonds and cash, with mix adjusted to capitalize on changing financial markets and economic conditions.	$40.12 million

The Asset Allocation Portfolio invests in seven categories of assets: large capitalization stocks, small capitalization stocks, foreign stocks, investment grade bonds, below investment grade bonds, convertible securities and cash equivalents. The proportion of investments in each category is adjusted as appropriate to take advantage of market trends and opportunities, and securities within each category are actively managed by a team of investment professionals. The Portfolio is managed to maintain broad diversification, while blending asset classes to achieve both capital appreciation and current income.

For much of the last year, the Asset Allocation Portfolio has been managed defensively, in the belief that an increasingly fragile economy was likely to move into a recession. Bond holdings were concentrated in the high quality investment grade sector. As bonds provided higher returns than stocks for the year, the bond segment of the Portfolio was an important contributor to performance.

As stock prices moved down in the first half of 2001, despite aggressive easing by the Federal Reserve, The Portfolio’s managers took advantage of periodic opportunities to selectively increase equity exposure, which reached 56% in early September. When the market reopened after September 11, the equity exposure was reduced, as a defensive move. Then, as a weak and volatile market created buying opportunities, equity exposure was increased. Further additions were made to the equity position as an economic recovery in 2002 began to seem more likely. At the end of 2001, with 59% of the portfolio in equities, the Portfolio was in a neutral position; the normal range of equity as a proportion of the total is 45% to 75%. This neutral position will likely be retained until there is clearer evidence of the timing and strength of the potential recovery.

Sector Allocation 12/31/01

Relative Performance

Total Return
For Period Ended December 31, 2001
Since
Inception#

Asset Allocation Portfolio	-2.10%
S&P 500 Index	-5.20%
Merrill Lynch Domestic Master Index	2.40%
91-Day T Bill	1.39%

#Inception date of 7/31/01, returns not annualized
In the graph, the Fund is compared against three indices representing the three major components of the Fund: equities, fixed income and cash equivalent investments. The indices cannot be invested in directly and do not include sales charges.

The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. government, mortgage and investment-grade corporate bonds. The Index measures the income provided by, and the price changes of, the underlying securities.

The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Merrill Lynch 91-Day Treasury Bill Index is comprised of a single issue purchased at the beginning of each month and held for a full month. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date.

This chart assumes an initial investment of $10,000 made on 7/31/01 (commencement of operations). Returns shown include fee waivers and deductions for all Fund expenses. In the absence of fee waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 2.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small-cap stocks also may carry additional risk. Small or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative.

Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

Market
Domestic Common Stocks	Shares/	Value
and Warrants (32.3%)	Par	(000’s)

Large Cap Common Stock (18.5%)

Consumer Discretionary (3.5%)
*AOL Time Warner, Inc.	4,500	$144
Fortune Brands, Inc.	2,100	83
Harley-Davidson, Inc.	3,300	179
The Home Depot, Inc.	2,200	112
*Kohl’s Corporation	2,600	184
McDonald’s Corporation	3,100	82
The McGraw-Hill Companies, Inc.	2,400	146
Newell Rubbermaid, Inc.	2,300	63
Omnicom Group, Inc.	1,100	98
Target Corporation	2,600	107
Tribune Company	1,800	67
Wal-Mart Stores, Inc.	3,100	178

Total		1,443

Consumer Staples (2.3%)
Anheuser-Busch Companies, Inc.	2,800	127
The Coca-Cola Company	2,000	94
The Estee Lauder Companies, Inc. — Class A	3,200	103
General Mills, Inc.	1,500	78
Kimberly-Clark Corporation	1,400	84
Kraft Foods, Inc. — Class A	2,300	78
PepsiCo, Inc.	4,100	199
Walgreen Co.	4,800	162

Total		925

Energy (1.2%)
ChevronTexaco Corporation	1,200	108
Conoco, Inc.	4,500	127
EOG Resources, Inc.	2,200	86
Exxon Mobil Corporation	3,900	153

Total		474

Financials (3.1%)
American International Group, Inc.	1,800	143
The Bank of New York Company, Inc.	2,100	86
The Chubb Corporation	1,200	83
Citigroup, Inc.	3,700	187
Fifth Third Bancorp	2,900	179
Freddie Mac	1,900	124
Household International, Inc.	2,100	122
Lehman Brothers Holdings, Inc.	1,000	67
Morgan Stanley Dean Witter & Co.	600	34
Northern Trust Corporation	1,700	102
The PNC Financial Services Group, Inc.	2,000	112

Total		1,239

Health Care (2.5%)
*Amgen, Inc.	2,100	119
Baxter International, Inc.	1,600	86
Bristol-Myers Squibb Company	900	46
Eli Lilly and Company	1,200	94
Johnson & Johnson	3,600	213
Medtronic, Inc.	3,100	159
Merck & Co., Inc.	1,900	112
Pfizer, Inc.	4,700	187

Total		1,016

Industrials (1.5%)
Delta Air Lines, Inc.	900	26
General Electric Company	9,300	374
Tyco International, Ltd.	3,300	194

Total		594

Information Technology (2.5%)
*Amdocs Limited	2,600	88
*Cisco Systems, Inc.	5,000	91
*Electronic Arts, Inc.	100	6
Electronic Data Systems Corporation	2,200	151
Intel Corporation	4,200	132
International Business Machines Corporation	1,000	121
*Microsoft Corporation	4,100	271
*Nokia Corp., ADR	1,300	32
*Sun Microsystems, Inc.	2,600	32
Texas Instruments Incorporated	2,100	59

Total		983

Materials (0.6%)
Air Products and Chemicals, Inc.	2,000	94
Alcoa, Inc.	1,900	68
Ecolab, Inc.	2,400	96

Total		258

Printed Circuit Boards (0.1%)
*Flextronics International, Ltd.	1,300	31

Total		31

Technology (0.5%)
*QUALCOMM, Inc.	400	20
Semiconductor HOLDRS (SM) Trust	3,900	163

Total		183

Telecommunication Services (0.4%)
SBC Communications, Inc.	1,900	75
Verizon Communications, Inc.	1,400	66

Total		141

Asset Allocation Portfolio

		Market
	Shares/	Value
Large Cap Common Stock (18.5%)	Par	(000’s)

Utilities (0.3%)
El Paso Corporation	1,600	$72
*Mirant Corporation	3,400	54

Total		126

Total Large Cap Common Stock		7,413

Small Cap Common Stock (13.8%)

Consumer Discretionary (2.3%)
*Catalina Marketing Corporation	2,300	80
*CDW Computer Centers, Inc.	800	43
*Coach, Inc.	1,100	43
*Entercom Communications Corp. — Class A	600	30
*Getty Images, Inc.	1,400	32
The Gymboree Corporation	4,500	54
*Hispanic Broadcasting Corporation — Class A	200	5
*Jones Apparel Group, Inc.	1,100	36
*Lamar Advertising Company — Class A	1,300	55
Leggett & Platt Incorporated	3,900	90
*Michaels Stores, Inc.	3,000	99
*O’Reilly Automotive, Inc.	5,300	194
*Orient-Express Hotels, Ltd. — Class A	100	2
Stoneridge, Inc.	3,000	27
The Talbots, Inc.	1,000	36
*TMP Worldwide, Inc.	300	13
*Tommy Hilfiger Corporation	3,800	52
*Westwood One, Inc.	1,400	42

Total		933

Consumer Staples (0.1%)
*Steiner Leisure Limited	1,800	38

Total		38

Energy (0.7%)
*BJ Services Company	2,300	75
*Cal Dive International, Inc.	2,600	64
*Energy Partners, Ltd.	2,300	17
*Grant Prideco, Inc.	1,700	20
*Patterson-UTI Energy, Inc.	2,700	63
*Weatherford International, Inc.	1,100	41

Total		280

Financials (1.0%)
GreenPoint Financial Corp.	1,400	50
Investors Financial Services Corp.	2,300	152
*Knight Trading Group, Inc. — Class A	1,300	14
Old Republic International Corporation	1,400	39
*Philadelphia Consolidated Holding Corp.	300	11
Radian Group, Inc.	1,200	52
SouthTrust Corporation	2,000	49
*Trammell Crow Company	3,300	39

Total		406

Health Care (3.0%)
*AdvancePCS	2,100	62
*AMN Healthcare Services, Inc.	300	8
*Apogent Technologies, Inc.	1,800	46
*Cross Country, Inc.	500	13
D & K Healthcare Resources, Inc.	1,300	74
*DaVita, Inc.	9,100	223
*Health Management Associates, Inc. — Class A	2,900	53
*Lincare Holdings, Inc.	6,500	186
*Patterson Dental Company	4,400	180
*Province Healthcare Company	3,900	120
*Renal Care Group, Inc.	2,500	80
ResMed, Inc.	1,100	59
*Triad Hospitals, Inc.	1,800	53
*Universal Health Services, Inc. — Class B	1,300	56

Total		1,213

Industrials (3.7%)
*The BISYS Group, Inc.	800	51
C.H. Robinson Worldwide, Inc.	2,300	67
*Charles River Associates Incorporated	1,700	35
Cintas Corporation	2,400	116
*Concord EFS, Inc.	3,300	108
*The Corporate Executive Board Company	2,500	92
*DST Systems, Inc.	1,800	90
Expeditors International of Washington, Inc.	1,000	57
*Fiserv, Inc.	4,500	190
*ITT Educational Services, Inc.	500	18
*Knight Transportation, Inc.	6,350	119
*Mettler-Toledo International, Inc.	1,000	52
*MSC Industrial Direct Co., Inc. — Class A	2,500	49
Paychex, Inc.	1,400	49
*Resources Connection, Inc.	1,700	45
*Robert Half International, Inc.	1,300	35
SkyWest, Inc.	1,100	28
*Swift Transportation Co., Inc.	1,400	30
Teleflex Incorporated	2,900	137
*Tetra Tech, Inc.	6,750	134

Total		1,502

Information Technology (2.7%)
*Aspen Technology, Inc.	1,600	27
*BARRA, Inc.	900	42
*Credence Systems Corporation	3,000	56
*DDI Corp.	2,800	28
*EPIQ Systems, Inc.	2,450	47
*Intersil Corporation — Class A	900	29
*Keane, Inc.	1,400	25
*Micrel Incorporated	1,700	45
*Microchip Technology Incorporated	1,600	62
*MKS Instruments, Inc.	1,300	35
*Nassda Corporation	1,500	34
*Novellus Systems, Inc.	1,000	39
PerkinElmer, Inc.	1,000	35
*PRI Automation, Inc.	2,800	57

Asset Allocation Portfolio

		Market
	Shares/	Value
Small Cap Common Stock (13.8%)	Par	(000’s)

Information Technology continued
*QLogic Corporation	1,300	$58
*Rational Software Corporation	2,300	45
*Renaissance Learning, Inc.	1,200	37
*Semtech Corporation	1,800	64
*SmartForce Public Limited Company, ADR	1,000	25
*UTStarcom, Inc.	4,700	134
*Varian, Inc.	3,200	104
*VeriSign, Inc.	800	30
*Zebra Technologies Corporation — Class A	100	6

Total		1,064

Technology (0.3%)
*ADC Telecommunications, Inc.	10,000	46
*Advent Software, Inc.	1,100	55

Total		101

Telecommunications Wireless: Cellular/PCS (0.0%)
IWO Holdings, Inc. 144A	50	3

Total		3

Total Technology		104

Total Small Cap Common Stock		5,540

Total Domestic Common Stocks and Warrants (Cost: $12,849)		12,953

Automobiles & Other Motor Vehicles (0.4%)
*Denway Motors Limited	Hong Kong	189,100	59
*Fuji Heavy Industries, Ltd.	Japan	7,000	30
*Honda Motor Co., Ltd.	Japan	1,600	64
*PSA Peugeot Citroen	France	1,060	45

Total			198

Bank Holding Companies (0.2%)
Royal Bank of Scotland Group PLC	United Kingdom	2,500	61

Total			61

Business Support Services (0.1%)
*Serco Group PLC	United Kingdom	11,250	60

Total			60

Catalog & Mail-Order Houses (0.1%)
*Belluna Co., Ltd.	Japan	1,700	58

Total			58

Commercial Banks (0.6%)
*Anglo Irish Bank Corporation	Ireland	19,000	74
*Danske Bank A/ S Bearer Shs	Denmark	3,900	63
*Lloyds TSB Group PLC	United Kingdom	6,900	74
*OTP Bank	Hungary	1,100	66

Total			277

Communication Services (0.2%)
*Koninklijke (Royal) KPN NV	Netherlands	1,700	9
Nokia OYJ	Finland	2,500	64

Total			73

Computer Related Services (0.2%)
*Nintendo Co., Ltd.	Japan	400	70

Total			70

Computers, Peripherals & Software (0.3%)
*Sap AG	Germany	350	46
*Thiel Logistik AG	Germany	3,300	64

Total			110

Construction Machinery (0.1%)
*Grupo Ferrovial	Spain	3,300	58

Total			58

Consumer Discretionary (0.5%)
*Bayerische Motoren Werke (BMW) AG	Germany	1,700	60
Luxottica Group SPA, ADR	Italy	4,100	68
Royal Philips Electronics NV	Netherlands	2,000	59

Total			187

Consumer Staples (0.8%)
Cadbury Schweppes PLC	United Kingdom	7,340	47
*Cott Corporation	Canada	3,400	54
Koninklijke Ahold NV	Netherlands	1,600	47
*Nestle SA	Switzerland	300	64
Nutreco Holding NV	Netherlands	1,140	36
Swedish Match AB	Sweden	10,500	56
Unilever PLC	United Kingdom	9,000	74

Total			378

Diversified Business Finance (0.1%)
*Irish Life & Permanent PLC	United Kingdom	5,340	54

Total			54

Drilling Oil & Gas Wells (0.2%)
Saipem SPA	Italy	14,000	69

Total			69

Asset Allocation Portfolio

			Market
Foreign Common		Shares/	Value
Stock (11.0%)	Country	Par	(000’s)

Drugs (0.2%)
*CSL Limited	Australia	1,930	$51
*Novo Nordisk A/S	Denmark	1,100	45

Total			96

Electric Services (0.1%)
*Nordex AG	Germany	5,480	33

Total			33

Electrical & Electronic Machinery, Equip. (0.1%)
Aggreko PLC	United Kingdom	7,400	39

Total			39

Energy (0.4%)
Total Fina Elf SA	France	460	65
Vestas Wind Systems A/ S	Denmark	1,600	44
Vivendi Environment	France	1,500	50

Total			159

Engineering Services (0.2%)
*ENI SPA	Italy	4,750	60
*Meggitt PLC	United Kingdom	13,700	38

Total			98

Engines & Turbines (0.2%)
Beru AG	Germany	1,500	66

Total			66

Entertainers & Entertainment Groups (0.2%)
Rank Group PLC	United Kingdom	22,500	75

Total			75

Finance (0.5%)
BNP Paribas SA	France	650	58
Ing Groep NV	Netherlands	2,000	51
Royal Bank of Canada	Canada	2,200	72

Total			181

Finance Services (0.2%)
*Man Group PLC	United Kingdom	100	2
*Van der Moolen Holding NV	Netherlands	2,200	63

Total			65

Financials (0.2%)
Manulife Financial Corporation	Canada	2,500	65

Total			65

Grocery Stores (0.1%)
*Lawson, Inc.	Japan	1,600	46

Total			46

Health Care (0.4%)
*Elan Corporation PLC, ADR	Ireland	1,100	50
*GlaxoSmithKline PLC	United Kingdom	2,300	58
*Taro Pharmaceutical Industries, Ltd.	Israel	1,500	59

Total			167

Industrial Buildings & Warehouses (0.2%)
*Technip	France	500	67

Total			67

Industrials (0.2%)
Brisa-Auto Estradas de Portugal SA	Portugal	11,400	48
Vinci SA	France	780	46

Total			94

Insurance & Diversified Financial COS. (0.3%)
*Corporacion Mapfre	Spain	7,200	42
*Swiss Reinsurance Co.	Switzerland	640	64

Total			106

Investment Offices (0.2%)
Macquarie Infrastructure Group	Australia	40,000	72

Total			72

Jewelry Stores (0.2%)
*Folli-Follie	Greece	3,500	62

Total			62

Life Insurance (0.0%)
*Converium Holding AG	Switzerland	400	19

Total			19

Manufacturing Industries (0.1%)
*Neopost SA	France	2,000	58

Total			58

Materials (0.2%)
Norske Skogindustrier ASA	Norway	4,000	75

Total			75

Medical Materials & Hospital Equipment (0.2%)
Synthes-Stratec, Inc.	Switzerland	100	70

Total			70

Miscellaneous Investing (0.2%)
*Deutsche Boerse AG	Germany	1,600	63

Total			63

Asset Allocation Portfolio

			Market
Foreign Common		Shares/	Value
Stock (11.0%)	Country	Par	(000’s)

Nonclassifiable Establishments (0.2%)
*Logitech International-Reg	Switzerland	2,100	$77

Total			77

Oil & Gas Field Machinery (0.2%)
*IHC Caland NV	Netherlands	1,325	62

Total			62

Oil & Gas Field Services (0.1%)
*TGS Nopec Geophysical Company ASA	Norway	3,000	42

Total			42

Paper & Allied Products (0.2%)
*UPM-Kymmene OYJ	Finland	2,000	66

Total			66

Personal Credit Institutions (0.2%)
*Baycorp Advantage	New Zealand	19,500	62

Total			62

Pharmaceuticals (0.1%)
*Takeda Chemical Industries	Japan	1,000	45

Total			45

Retail-Retail Stores (0.0%)
*KarstadtQuelle AG	Germany	100	4

Total			4

Sanitary Services (0.1%)
*Sanix Incorporated	Japan	1,400	53

Total			53

Semiconductors & Related Devices (0.2%)
*ASML Holding NV	Netherlands	3,700	64

Total			64

Soap, Cleaners, & Toilet Goods (0.1%)
Reckitt Benckiser PLC	United Kingdom	3,440	50

Total			50

Telephone Communications (0.2%)
*Tandberg ASA	Norway	3,400	76

Total			76

Tires & Tubes (0.2%)
*Bridgestone Corporation	Japan	6,000	63

Total			63

Tobacco & Tobacco Products (0.1%)
*Gallaher Group PLC	United Kingdom	7,650	52

Total			52

Transportation (0.1%)
*Porsche AG-Pfd	Germany	140	53

Total			53

Utilities (0.2%)
International Power PLC	United Kingdom	11,500	34
*Suez Lyonnaise des Eaux SA	France	1,500	45

Total			79

Water Supply (0.0%)
*Vivendi Environnement	France	1,500	1

Total			1

Wholesale-Apparel, Piece Goods, Notions (0.2%)
*Esprit Holdings Limited	Hong Kong	53,800	61

Total			61

Women’s Accessory & Specialty Stores (0.2%)
*Shiseido Company Limited	Japan	8,000	74

Total			74

Total Foreign Common Stock (Cost: $4,578)			4,413

Preferred Securities (0.2%)

Technology (0.2%)
Telecommunications Wireless: Towers (0.1%)
**Crown Castle International Corp.	520	29

Total		29

Telecommunications Wireline: CLEC (0.1%)
**Intermedia Communications, Inc.	520	54

Total		54

Total Preferred Securities (Cost: $98)		83

Investment-Grade Bonds (27.2%)

Aerospace & Defense (0.5%)
Boeing Company, 8.75%, 9/15/31	$150,000	181

Total		181

Auto Related (0.2%)
General Motors Acceptance Corporation, 6.875%, 9/15/11	100,000	98

Total		98

Asset Allocation Portfolio

		Market
	Shares/	Value
Investment-Grade Bonds (27.2%)	Par	(000’s)

Beverages, Malt Beverages (0.4%)
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	23,000	$26
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	75,000	76
Coca-Cola Enterprises, Inc., 6.125%, 8/15/11	75,000	75

Total		177

Chemicals & Allied Products (0.3%)
Dow Chemical, 6.125%, 2/1/11	100,000	101

Total		101

Crude Petroleum & Natural Gas (1.0%)
El Paso Energy Corporation, 7.80%, 8/1/31	200,000	202
Occidental Petroleum, 6.75%, 1/15/12	200,000	201

Total		403

Federal Government & Agencies (20.7%)
Federal National Mortgage Association, 1.75%, 2/11/02	300,000	299
GNMA TBA, 6.00%, 1/24/25	2,000,000	1,963
Housing & Urban Development, 6.08%, 8/1/13	100,000	100
US Treasury, 3.50%, 11/15/06	1,250,000	1,205
US Treasury, 3.875%, 7/31/03	1,410,000	1,436
US Treasury, 4.625%, 5/15/06	1,125,000	1,141
US Treasury, 6.125%, 8/15/07	750,000	807
US Treasury Inflation Indexed Bond, 5.00%, 2/15/11	53,000	53
US Treasury Inflation Indexed Bond, 5.00%, 8/15/11	500,000	499
US Treasury Inflation Indexed Bond, 5.75%, 11/30/02	750,000	775

Total		8,278

Foods (0.6%)
Conagra Foods, Inc., 6.75%, 9/15/11	100,000	102
Sara Lee Corporation, 6.25%, 9/15/11	150,000	152

Total		254

Motor Vehicle Parts/Accessories (0.7%)
TRW, Inc., 7.125%, 6/1/09	190,000	188
TRW, Inc., 7.75%, 6/1/29	88,000	84

Total		272

Motors & Generators (0.3%)
Emerson Electric Co., 5.75%, 11/1/11	127,000	123

Total		123

Office Machines (0.2%)
Pitney Bowes Credit Corp., 5.75%, 8/15/08	100,000	100

Total		100

Oil & Gas Field Services (0.4%)
Conoco Funding Co., 6.35%, 10/15/11	150,000	151

Total		151

Pharmaceuticals (0.8%)
American Home Products Corporation, 6.70%, 3/15/11	150,000	155
Bristol-Myers Squibb, 5.75%, 10/1/11	150,000	149

Total		304

Retail-Misc Shopping Goods Stores (0.5%)
Wal-Mart Stores, Inc., 5.45%, 8/1/06	200,000	205

Total		205

Tobacco Products (0.6%)
Philip Morris Companies, Inc., 7.75%, 1/15/27	250,000	259

Total		259

Total Investment-Grade Bonds (Cost: $10,887)		10,906

Below Investment-Grade Bonds (8.0%)

Basic Materials (0.1%)
Appleton Papers, Inc., 12.50%, 12/15/08 144A	50,000	48

Total Basic Materials		48

Capital Goods (0.3%)
Building — Forest Products (0.1%)
Potlatch Corporation, 10.00%, 7/15/11 144A	50,000	52

Total		52

Building & Construction (0.2%)
Encompass Services Corp, 10.50%, 5/4/12 144A	50,000	33
Integrated Electrical Services, Inc., Series B, 9.375%, 2/1/09	50,000	44

Total		77

Total Capital Goods		129

Commercial Printing (0.1%)
Mail-Well I Corp., 8.75%, 12/15/08	50,000	39

Total Commercial Printing		39

Consumer Cyclical (1.5%)
Home Construction (0.1%)
Schuler Homes, 9.375%, 7/15/09 144A	50,000	52

Total		52

Asset Allocation Portfolio

		Market
	Shares/	Value
Below Investment-Grade Bonds (8.0%)	Par	(000’s)

Household Appliances (0.3%)
Rent-A-Center, Inc., 11.00%, 8/15/08	50,000	$51
Salton, Inc., 12.25%, 4/15/08	50,000	50

Total		101

Lodging/Resorts (0.1%)
Vail Resorts, Inc., 8.75%, 5/15/09 144A	25,000	24

Total		24

Printing & Publishing (0.1%)
Primedia, Inc., 8.875%, 5/15/11	50,000	45

Total		45

Retail — General (0.9%)
Advance Stores Company, Inc., 10.25%, 4/15/08 144A	50,000	51
Airgas, Inc., 9.125%, 10/1/11	50,000	53
Autonation, Inc., 9.00%, 8/1/08	25,000	25
Buhrmann U.S., Inc., 12.25%, 11/1/09	50,000	50
Coinmach Corporation, 11.75%, 11/15/05	50,000	51
CSK Auto, Inc., 12.00%, 6/15/06 144A	50,000	50
Saks Incorporated, 8.25%, 11/15/08	50,000	45
Sonic Automotive, Inc., 11.00%, 8/1/08 144A	50,000	52

Total		377

Total Consumer Cyclical		599

Consumer Staples (1.6%)
Containers (0.1%)
Applied Extrusion Tech, Inc., 10.75%, 7/1/11	50,000	53

Total		53

Food Retailers (0.1%)
Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11	25,000	25
Ingles Markets, Inc., 8.875%, 12/1/11 144A	30,000	29

Total		54

Food Service (0.1%)
Sbarro, Inc., 11.00%, 9/15/09	25,000	24

Total		24

Gaming (1.1%)
Choctaw Resort Development, 9.25%, 4/1/09	50,000	51
Herbst Gaming, Inc., 10.75%, 9/1/08 144A	50,000	52
Hollywood Casino, 11.25%, 5/1/07	50,000	55
Hollywood Casino Shreveport, 13.00%, 8/1/06	50,000	45
Las Vegas Sands, Inc., 12.25%, 11/15/04	40,000	40
Majestic Investments Holdings, 11.653%, 11/30/07 144A	50,000	48
Mandalay Resort Group, 10.25%, 8/1/07	50,000	52
MGM Mirage, Inc., 9.75%, 6/1/07	25,000	26
Wheeling Island Gaming, 10.125%, 12/15/09 144A	50,000	51

Total		420

Healthcare (0.1%)
Insight Health Services, 9.875%, 11/1/11 144A	50,000	52

Total		52

Soaps & Toiletries (0.1%)
Elizabeth Arden, Inc., 11.75%, 2/1/11	50,000	51

Total		51

Total Consumer Staples		654

Energy (0.2%)
Oil Field Services (0.1%)
Hanover Equipment Trust, 8.75%, 9/1/11 144A	25,000	26

Total		26

Refining (0.1%)
Tesoro Petroleum Corporation, 9.625%, 11/1/08 144A	50,000	52

Total		52

Total Energy		78

Finance (0.5%)
Banks (0.1%)
Sovereign Bancorp, 10.50%, 11/15/06	50,000	53

Total		53

Finance Companies (0.4%)
AmeriCredit Corp., 9.875%, 4/15/06	25,000	24
Finova Group, Inc., 7.50%, 11/15/09	50,000	21
IOS Capital, Inc., 9.75%, 6/15/04	50,000	50
Metris Companies, Inc., 10.125%, 7/15/06	50,000	48

Total		143

Total Finance		196

Miscellaneous (0.1%)
Istar Financial, Inc., 8.75%, 8/15/08	50,000	50

Total Miscellaneous		50

Asset Allocation Portfolio

		Market
	Shares/	Value
Below Investment-Grade Bonds (8.0%)	Par	(000’s)

Finance Companies continued
Real Estate Agents & Managers (0.2%)
CB Richards Ellis Services, Inc., 11.25%, 6/15/11	75,000	$64

Total Real Estate Agents & Managers		64

Technology (1.7%)
Cable (0.3%)
Adelphia Communications, 10.25%, 6/15/11	50,000	50
Echostar Broadband Corp., 10.375%, 10/1/07	50,000	51
Telewest Communications PLC, 9.875%, 2/1/10	50,000	35

Total		136

Telecommunications Wireless: Cellular/PCS (1.0%)
Alamosa Delaware, Inc., 12.50%, 2/1/11	50,000	51
Charter Communications Holdings LLC, 9.625%, 11/15/09	50,000	51
Dobson Communications Corporation, 10.875%, 7/1/10	50,000	52
Horizon PCS, Inc., 13.75%, 6/15/11 144A	25,000	25
†IPCS, Inc., 14.00%, 7/15/10	25,000	17
IWO Holdings, Inc., 14.00%, 1/15/11	50,000	51
Nextel Communications, Inc., 9.375%, 11/15/09	50,000	40
Tritel PCS, Inc., 10.375%, 1/15/11	50,000	56
Triton PCS, Inc., 8.75%, 11/15/11 144A	25,000	25

Total		368

Telecommunications Wireless: Towers (0.4%)
American Tower Corp., 9.375%, 2/1/09	50,000	40
Crown Castle International Corp., 9.375%, 8/1/11	50,000	46
SBA Communications Corp., 10.25%, 2/1/09	50,000	43
†Spectrasite Holdings, Inc., 12.875%, 3/15/10	100,000	23

Total		152

Telecommunications Wireline: Long Haul (0.0%)
††Global Crossing Holdings, Ltd., 9.50%, 11/15/09	50,000	6

Total		6

Total Technology		662

Transport & Other Services (0.7%)
Professional Services (0.2%)
Kindercare Learning Centers, 9.50%, 2/15/09	75,000	72

Total		72

Railroads (0.1%)
Railamerica Transportation Corp., 12.875%, 8/15/10	50,000	51

Total		51

Trucking & Shipping (0.4%)
North American Van Lines, 13.375%, 12/1/09 144A	50,000	48
Stena AB, 10.50%, 12/15/05	50,000	50
Teekay Shipping Corporation, 8.875%, 7/15/11 144A	50,000	51

Total		149

Total Transport & Other Services		272

Utilities (1.0%)
Utility — Electric (0.5%)
The AES Corporation, 8.875%, 2/15/11	50,000	44
Calpine Canada Energy, 8.50%, 5/1/08	25,000	23
Calpine Corporation, 8.625%, 8/15/10	50,000	45
Edison Mission Energy, 10.00%, 8/15/08	50,000	51
Orion Power Holdings, Inc., 12.00%, 5/1/10	50,000	59

Total		222

Utility — Garbage Disposal (0.1%)
Allied Waste North America, Inc., 8.50%, 12/1/08 144A	50,000	51

Total		51

Utility — Gas (0.3%)
Amerigas Partners LP/ Eagle Fin., 8.875%, 5/20/11	50,000	52
EOTT Energy Partners LP, 11.00%, 10/1/09	50,000	50

Total		102

Utility — Water (0.1%)
Azurix Corp., Series B, 10.75%, 2/15/10	50,000	35

Total		35

Total Utilities		410

Total Below Investment-Grade Bonds (Cost: $3,269)		3,201

Short-Term Investments (25.6%)

Electric Utilities (2.7%)
#National Rural Utility Co., 2.01%, 1/25/02	1,100,000	1,099

Total		1,099

Electrical Equipment & Supplies (1.5%)
General Electric Capital, 1.73%, 1/2/02	600,000	600

Total		600

Federal & Federally-Sponsored Credit (1.2%)
#Federal National Mortgage Association, 1.73%, 2/15/02	200,000	200
#Federal National Mortgage Association, 1.85%, 1/3/02	300,000	300

Total		500

Asset Allocation Portfolio

		Market
	Shares/	Value
Short-Term Investments (25.6%)	Par	(000’s)

Finance Services (3.0%)
#Preferred Receivable Funding, 1.85%, 2/4/02	1,200,000	$1,198

Total		1,198

Miscellaneous Business Credit Institutions (3.0%)
#John Deere Capital Corp., 1.90%, 1/18/02	1,200,000	1,199

Total		1,199

Personal Credit Institutions (6.0%)
#American Express Credit, 2.14%, 1/25/02	1,200,000	1,198
#Household Finance Corp., 2.12%, 1/17/02	1,200,000	1,199

Total		2,397

Pharmaceuticals (3.0%)
American Home Products, 1.90%, 2/4/02	1,200,000	1,198

Total		1,198

Security Brokers and Dealers (2.5%)
Salomon Smith Barney Holdings, 1.78%, 1/15/02	1,000,000	999

Total		999

Tobacco and Tobacco Products (2.7%)
Philip Morris, 1.86%, 1/11/02	1,100,000	1,099

Total		1,099

Total Short-Term Investments (Cost: $10,289)		10,289

Total Investments (104.3%) (Cost $41,970)!		41,845

Other Assets, Less Liabilities (-4.3%)		(1,729)

Total Net Assets (100.0%)		$40,116

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $41,997 and the net unrealized depreciation of investments based on that cost was $152 which is comprised of $924 aggregate gross unrealized appreciation and $1,076 aggregate gross unrealized depreciation.

    ADR — American Depository Receipt

144A after the name of a security represents a security exempt from registration under rule 144a of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

*	Non-Income Producing

†	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

††	Defaulted security

**	PIK — Payment In Kind

#	All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

			Unrealized
			Appreciation/
	Number of	Expiration	(Depreciation)
Issuer (000’s)	Contracts	Date	(000’s)

S&P 500 Index Futures	20	3/02	$31
(Total Notional Value at 12/31/01 $5,715)

The Accompanying Notes are an Integral Part of the Financial Statements

Balanced Portfolio

Objective:	Portfolio Strategy:	Net Assets:
A high level of current income and capital growth with a low risk profile	Achieve consistent returns and low volatility by diversifying among assets.	$3.01 billion

In order to capitalize on changing financial market and economic conditions, the Balanced Portfolio’s asset allocation is adjusted as appropriate among three investment classes: stocks, bonds and money market instruments. The equity portion of the Portfolio is indexed, meaning that the Portfolio is designed to achieve results that approximate the performance of the Standard & Poor’s 500 Composite Stock Price Index, which is generally regarded as a good proxy for the overall U.S. equity market. The bond portion of the Portfolio is actively managed, with investments in high quality bonds adjusted frequently as to maturity, market sectors and duration. Liquidity is maintained by holding a portion of the Portfolio in money market investments, which are high quality short-term debt securities.

The target asset mix for the Balanced Portfolio is established and adjusted according to an asset valuation model designed to gauge the relative attractiveness of stocks versus bonds. In the highly volatile equity market of 2001, the Portfolio’s managers took advantage of opportunities to sell on strength and buy on weakness. Accordingly, the equity position was reduced after the rally early in the year, adjusted frequently during the summer months, and increased when the market plunged at the end of the third quarter.

Performance was boosted by excellent results from the bond portion of the Portfolio, which is managed actively, with a strategy very similar to that of the Select Bond Portfolio. Bonds as a whole provided higher returns than stocks for the second consecutive year, and the Portfolio benefited from the bond managers’ correct positioning with regard to duration and market sectors throughout the year.

Percentage Holdings 12/31/01

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
	1 Year	5 Years	10 Years

Balanced Portfolio	-3.15%	9.21%	9.98%
Merrill Lynch Domestic Master Index	8.33%	7.43%	7.29%
Merrill Lynch 91 Day T-Bill Index	4.42%	5.20%	4.86%
S&P 500 Index	-11.83%	10.71%	12.90%

In the graph, the Portfolio is compared against three indices representing the three major components of the Portfolio: equities, fixed income, and cash equivalent investments.

The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.

The Merrill Lynch 91-Day T-Bill Index is comprised of a single issue purchased at the beginning of each month and held for a full month. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

This chart assumes an initial investment of $10,000 made on 12/31/91. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Balanced Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Corporate Bonds (9.9%)	Par	(000’s)

Aerospace-Defense (0.5%)
Boeing Capital Corporation, 6.10%, 3/1/11	$6,000,000	$5,832
Boeing Company, 8.75%, 9/15/31	650,000	786
Lockheed Martin Corporation, 8.20%, 12/1/09	7,450,000	8,383

Total		15,001

Auto Related (0.8%)
General Motors Acceptance Corporation, 6.875%, 9/15/11	1,600,000	1,567
General Motors Acceptance Corporation, 7.25%, 3/2/11	12,750,000	12,802
Toyota Motor Credit Corporation, 5.65%, 1/15/07	9,750,000	9,840

Total		24,209

Bank Holding Companies (0.2%)
Banco Montevideo, 8.40%, 4/30/08 144A	6,250,000	6,063

Total		6,063

Beverages, Malt Beverages (1.3%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	4,800,000	4,897
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	910,000	1,021
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	4,175,000	4,227
Coca-Cola Enterprises, Inc., 5.75%, 3/15/11	10,000,000	9,888
Coca-Cola Enterprises, Inc., 6.125%, 8/15/11	3,924,000	3,949
Coca-Cola Enterprises, Inc., 8.00%, 1/4/05	8,750,000	9,620
Fosters Finance Corporation, 6.875%, 6/15/11 144A	8,000,000	8,233

Total		41,835

Broad Woven Fabric Mills, Manmade (0.0%)
††Polysindo International Finance, 11.375%, 6/15/06	6,500,000	780

Total		780

Commercial Banks (0.3%)
Bank of America Corporation, 7.40%, 1/15/11	2,668,000	2,861
Wells Fargo Bank, 6.45%, 2/1/11	4,850,000	4,952

Total		7,813

Copper Ores (0.2%)
Phelps Dodge Corp., 9.50%, 6/1/31	5,000,000	4,629

Total		4,629

Crude Petroleum & Natural Gas (0.3%)
El Paso Energy Corporation, 7.80% 8/1/31	10,200,00	10.293

Total		10,293

Department Stores (0.3%)
Target Corporation, 7.00%, 7/15/31	9,000,000	9,461

Total		9,461

Electric Services (1.0%)
Atlantic City Electric, 6.625%, 8/1/13	4,000,000	3,869
Exelon Generation Co. LLC, 6.95%, 6/15/11 144A	6,787,000	6,882
Ohio Edison Company, 7.375%, 9/15/02	3,665,000	3,762
Public Service Electric & Gas Co., 6.875%, 1/1/03	9,000,000	9,273
South Carolina Electric & Gas, 6.125%, 3/1/09	3,000,000	3,005
Texas Utilities Electric Co., 7.875%, 3/1/23	4,000,000	4,087

Total		30,878

Foods (0.3%)
Conagra Foods, Inc., 6.75%, 9/15/11	4,900,000	5,006
Sara Lee Corporation, 6.25%, 9/15/11	3,350,000	3,400

Total		8,406

Foreign Government Bonds (0.3%)
Province of Quebec, 6.50%, 1/17/06	7,500,000	7,887

Total		7,887

Groceries, General Line (0.3%)
Safeway, Inc., 6.50%, 3/1/11	10,000,000	10,196

Total		10,196

Metal Mining (0.1%)
Rio Tinto Finance, Ltd., 5.75%, 7/3/06	2,500,000	2,531

Total		2,531

Balanced Portfolio

		Market
	Shares/	Value
Corporate Bonds (9.9%)	Par	(000’s)

Motor Vehicle Parts/Accessories (0.4%)
TRW, Inc., 7.125%, 6/1/09	$6,190,000	$6,108
TRW, Inc., 7.75%, 6/1/29	6,290,000	6,033

Total		12,141

Motors & Generators (0.2%)
Emerson Electric Co., 5.75%, 11/1/11	5,115,000	4,956

Total		4,956

Office Machines (0.2%)
Pitney Bowes Credit Corp., 5.75%, 8/15/08	5,000,000	4,978

Total		4,978

Oil & Gas Exploration Services (0.2%)
Consolidated Natural Gas, Inc., 6.25%, 11/1/11	5,000,000	4,893

Total		4,893

Oil & Gas Extraction (0.2%)
Chevron Corporation, 6.625%, 10/1/04	4,750,000	5,055

Total		5,055

Oil & Gas Field Services (0.2%)
Conoco Funding Company, 6.35%, 10/15/11	2,850,000	2,875
Conoco Funding Company, 7.25%, 10/15/31	3,000,000	3,167

Total		6,042

Pharmaceuticals (1.5%)
American Home Products Corporation, 6.70%, 3/15/11	11,000,000	11,398
Bristol-Myers Squibb, 5.75%, 10/1/11	12,050,000	11,935
Eli Lilly & Co., 5.50%, 07/15/06	6,000,000	6,112
Johnson & Johnson, 6.625%, 9/1/09	2,800,000	2,972
Merck & Co., Inc. 5.95%, 12/1/28	5,750,000	5,419
Pfizer, Inc., 5.625%, 2/1/06	11,300,000	11,619

Total		49,455

Plastics Materials & Resins (0.3%)
Dow Capital BV, 8.50%, 6/8/10	8,200,000	9,003

Total		9,003

Retail-Misc Shopping Goods Stores (0.1%)
Wal-Mart Canada, 5.58%, 5/1/06 144A	2,000,000	2,067

Total		2,067

Tobacco Products (0.6%)
Philip Morris Companies, Inc., 7.75%, 1/15/27	16,800,000	17,418

Total		17,418

Transportation Services (0.1%)
United Parcel Service, 8.375%, 4/1/20	1,750,000	2,036

Total		2,036

Total Corporate Bonds (Cost: $297,404)		298,026

Government (Domestic and Foreign) and
Agency Bonds (27.0%)

Federal Government & Agencies (27.0%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	2,991
Aid-Israel, 0.00%, 11/15/23	11,500,000	2,791
Fannie Mae Strip, 6.00%, 1/25/29 IO	36,961,445	10,187
Federal Home Loan Bank, 5.54%, 1/8/09	5,000,000	5,037
Federal Home Loan Mortgage Corporation, 6.50%, 4/1/11	8,422,412	8,662
Federal Home Loan Mortgage Corporation, 7.00%, 3/15/07	4,459,998	4,607
Federal Home Loan Mortgage Corporation, 7.50%, 10/1/27	7,467,032	7,761
Federal National Mortgage Association, 1.75%, 2/11/02	1,000,000	998
Federal National Mortgage Association, 5.97%, 10/1/08	1,699,164	1,734
Federal National Mortgage Association, 6.00%, 10/25/28	32,000,000	9,540
Federal National Mortgage Association, 6.24%, 2/1/06	4,713,608	4,927
Federal National Mortgage Association, 6.265%, 10/1/08	5,535,780	5,729
Federal National Mortgage Association, 6.315%, 3/1/06	4,979,632	5,217
Federal National Mortgage Association, 6.34%, 2/1/08	4,011,116	4,169
Federal National Mortgage Association, 6.43%, 6/1/08	7,065,731	7,372
Federal National Mortgage Association, 6.50%, 9/25/05	3,452,356	3,514
Federal National Mortgage Association, 6.75%, 11/1/07	2,992,754	3,166
Federal National Mortgage Association, 6.75%, 4/25/18	4,920,745	5,107
Federal National Mortgage Association, 6.75%, 12/25/23	6,500,000	6,588
Federal National Mortgage Association, 6.835%, 7/1/03	2,845,960	2,886
Federal National Mortgage Association, 6.895%, 5/1/06	5,840,857	6,231

Balanced Portfolio

Government (Domestic and		Market
Foreign) and Agency Bonds	Shares/	Value
(27.0%)	Par	(000’s)

Federal Government & Agencies continued
Federal National Mortgage Association, 6.90%, 4/1/06	$2,355,657	$2,513
Federal National Mortgage Association, 7.00%, 6/1/03	1,257,635	1,293
Federal National Mortgage Association, 7.00%, 6/25/10	6,838,870	6,892
Federal National Mortgage Association, 7.00%, 4/1/26	9,176,814	9,409
Federal National Mortgage Association, 7.025%, 9/1/05	1,872,160	2,000
Federal National Mortgage Association, 7.12%, 11/1/03	951,405	995
Federal National Mortgage Association, 7.25%, 5/1/04	1,520,260	1,608
Federal National Mortgage Association, 8.40%, 2/25/09	10,847,662	11,244
Federal National Mortgage Association, 11.00%, 12/1/12	53,809	62
Federal National Mortgage Association, 11.00%, 9/1/17	446,766	514
Federal National Mortgage Association, 11.00%, 12/1/17	80,184	92
Federal National Mortgage Association, 11.00%, 2/1/18	189,291	218
Federal National Mortgage Association, 11.50%, 4/1/18	256,278	298
Federal National Mortgage Association, 12.00%, 9/1/12	469,797	547
Federal National Mortgage Association, 12.00%, 12/1/12	114,957	135
Federal National Mortgage Association, 12.00%, 9/1/17	146,476	172
Federal National Mortgage Association, 12.00%, 10/1/17	147,586	174
Federal National Mortgage Association, 12.00%, 12/1/17	119,274	140
Federal National Mortgage Association, 12.00%, 2/1/18	208,199	245
Federal National Mortgage Association, 12.50%, 4/1/18	128,191	152
Federal National Mortgage Association, 13.00%, 11/1/12	76,659	91
Federal National Mortgage Association, 13.00%, 11/1/17	96,551	116
Federal National Mortgage Association, 13.00%, 12/1/17	109,521	131
Federal National Mortgage Association, 13.00%, 2/1/18	208,139	249
Federal National Mortgage Association, 14.00%, 12/1/17	66,280	81
Government National Mortgage Association, 7.00%, 5/15/23	6,529,273	6,728
Government National Mortgage Association, 7.00%, 6/15/23	452,136	466
Government National Mortgage Association, 7.00%, 7/15/23	658,784	679
Government National Mortgage Association, 7.00%, 8/15/23	7,288	8
Government National Mortgage Association, 7.00%, 9/15/23	254,507	263
Government National Mortgage Association, 7.00%, 10/15/23	245,772	253
Government National Mortgage Association, 7.00%, 11/15/23	958,920	987
Government National Mortgage Association, 7.00%, 12/15/27	258,960	265
Government National Mortgage Association, 7.00%, 1/15/28	275,214	282
Government National Mortgage Association, 7.00%, 2/15/28	93,145	95
Government National Mortgage Association, 7.00%, 3/15/28	96,177	98
Government National Mortgage Association, 7.00%, 4/15/28	504,306	516
Government National Mortgage Association, 7.00%, 5/15/28	897,454	918
Government National Mortgage Association, 7.00%, 6/15/28	2,589,222	2,649
Government National Mortgage Association, 7.00%, 7/15/28	3,125,729	3,199
Government National Mortgage Association, 7.50%, 1/15/23	380,694	398
Government National Mortgage Association, 7.50%, 6/15/23	214,291	224
Government National Mortgage Association, 7.50%, 6/15/24	5,076	5
Government National Mortgage Association, 7.50%, 7/15/24	202,957	212
Government National Mortgage Association, 7.50%, 8/15/25	8,326	9
Government National Mortgage Association, 7.50%, 9/15/25	136,179	142
Government National Mortgage Association, 7.50%, 11/15/25	5,885	6
Government National Mortgage Association, 7.50%, 12/15/25	262,759	274
Government National Mortgage Association, 7.50%, 1/15/26	7,552	8
Government National Mortgage Association, 7.50%, 3/15/26	267,601	279
Government National Mortgage Association, 7.50%, 6/15/26	568,830	592
Government National Mortgage Association, 7.50%, 9/15/26	8,072	8
Government National Mortgage Association, 7.50%, 10/15/26	44,506	46
Government National Mortgage Association, 7.50%, 12/15/26	446,652	465
Government National Mortgage Association, 7.50%, 1/15/27	27,570	28
Government National Mortgage Association, 7.50%, 2/15/27	241,356	251

Balanced Portfolio

Government (Domestic and		Market
Foreign) and Agency Bonds	Shares/	Value
(27.0%)	Par	(000’s)

Federal Government & Agencies continued
Government National Mortgage Association, 7.50%, 3/15/27	$21,806	$23
Government National Mortgage Association, 7.50%, 4/15/27	856,335	891
Government National Mortgage Association, 7.50%, 5/15/27	320,670	334
Government National Mortgage Association, 7.50%, 7/15/27	357,280	372
Government National Mortgage Association, 7.50%, 12/15/27	99,269	103
Government National Mortgage Association, 7.50%, 7/15/28	159,498	166
Government National Mortgage Association, 8.00%, 9/15/24	174,392	185
Government National Mortgage Association, 8.00%, 3/15/26	12,872	14
Government National Mortgage Association, 8.00%, 5/15/26	253,054	268
Government National Mortgage Association, 8.00%, 6/15/26	275,128	291
Government National Mortgage Association, 8.00%, 7/15/26	486,979	516
Government National Mortgage Association, 8.00%, 8/15/26	180,208	191
Government National Mortgage Association, 8.00%, 9/15/26	211,084	223
Government National Mortgage Association, 8.00%, 10/15/26	404,153	428
Government National Mortgage Association, 8.00%, 11/15/26	178,580	189
Government National Mortgage Association, 8.00%, 12/15/26	187,794	199
Government National Mortgage Association, 8.00%, 4/15/27	440,729	464
Government National Mortgage Association, 8.00%, 6/15/27	119,276	126
Government National Mortgage Association, 8.00%, 7/15/27	99,033	104
Government National Mortgage Association, 8.00%, 7/20/28	1,066,666	1,115
Government National Mortgage Association, 8.50%, 5/15/22	2,224	2
Government National Mortgage Association, 8.50%, 9/15/22	1,989	2
Government National Mortgage Association, 8.50%, 10/15/22	15,878	18
Government National Mortgage Association, 8.50%, 12/15/22	10,009	11
Government National Mortgage Association, 8.50%, 6/15/24	5,856	6
Government National Mortgage Association, 8.50%, 7/15/24	8,434	9
Government National Mortgage Association, 8.50%, 8/15/24	23,409	25
Government National Mortgage Association, 8.50%, 12/15/24	3,922	4
Government National Mortgage Association, 8.50%, 1/15/25	41,937	45
Government National Mortgage Association, 8.50%, 2/15/25	34,574	37
Government National Mortgage Association, 8.50%, 11/15/25	4,906	5
Government National Mortgage Association, 8.50%, 1/15/26	24,033	26
Government National Mortgage Association, 8.50%, 2/15/26	1,944	2
Government National Mortgage Association, 8.50%, 3/15/26	9,672	10
Government National Mortgage Association, 8.50%, 4/15/26	42,129	45
Government National Mortgage Association, 8.50%, 5/15/26	9,999	11
Government National Mortgage Association, 11.00%, 1/15/18	3,845,457	4,421
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,043
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	2,883,079	2,969
US Treasury, 3.875%, 6/30/03	21,272,000	21,682
US Treasury, 4.00%, 4/30/03	15,000,000	15,326
US Treasury, 4.625%, 2/28/03	22,022,000	22,628
US Treasury, 4.625%, 5/15/06	6,186,000	6,272
US Treasury, 4.75%, 2/15/04	19,250,000	19,876
US Treasury, 5.25%, 5/15/04	29,700,000	30,967
US Treasury, 5.375%, 2/15/31	18,200,000	17,944
US Treasury, 5.625%, 12/31/02	2,300,000	2,381
US Treasury, 5.625%, 2/15/06	24,558,000	25,878
US Treasury, 6.00%, 7/31/02	4,000,000	4,099
US Treasury, 6.00%, 9/30/02	4,900,000	5,049
US Treasury, 6.00%, 8/15/04	25,000,000	26,535
US Treasury, 6.25%, 5/15/30	24,730,000	26,789
US Treasury, 6.50%, 2/28/02	55,000,000	55,417
US Treasury, 7.25%, 8/15/04	6,000,000	6,552
US Treasury Inflation Index Bond, 3.375%, 1/15/07	26,158,277	26,252
US Treasury Inflation Index Bond, 3.625%, 7/15/02	2,774,175	2,800
US Treasury Inflation Index Bond, 3.625%, 4/15/28	7,142,200	7,285
US Treasury Inflation Index Bond, 3.875%, 4/15/29	183,293,723	195,407
US Treasury Inflation Index Bond, 4.25%, 1/15/10	71,829,080	75,352

Balanced Portfolio

Government (Domestic and		Market
Foreign) and Agency Bonds	Shares/	Value
(27.0%)	Par	(000’s)

Federal Government & Agencies continued
US Treasury Inflation Index Bond, 5.00%, 8/15/11	$14,877,000	$14,840
Vendee Mortgage Trust, Series 1998-3, Class E, 6.50%, 3/15/29	4,500,000	4,360

Total Government (Domestic and Foreign) and Agency Bonds (Cost: $776,867)		811,522

Mortgage/Asset Backed
Securities (5.1%)

Auto Related (0.2%)
Fleetwood Credit Corporation Grantor Trust, Series 1997-B, Class A, 6.40%, 5/15/13	884,445	917
Team Fleet Financing Corporation, Series 1996-1, Class A, 6.65%, 12/15/02 144A	4,916,667	4,948

Total		5,865

Boat Dealers (0.1%)
BankBoston Marine Asset Backed Trust, Series 1997-2, Class A6, 6.64%, 8/15/10	2,932,624	2,954
Nationscredit Grantor Trust, Series 1997-2, Class A1, 6.35%, 4/15/14	695,679	720

Total		3,674

Commercial Banks (0.1%)
Nationsbank Lease Pass Through Trust, Series 1997-A, Class 1, 7.442%, 1/10/11 144A	1,786,251	1,896

Total		1,896

Commercial Mortgages (3.2%)
Asset Securitization Corporation, Series 1996-MD6, Class CS1, 1.632%, 11/13/26 IO	10,562,009	151
Asset Securitization Corporation, Series 1996-MD6, Class CS2, 1.098%, 11/13/26 IO	79,473,178	1,971
Asset Securitization Corporation, Series 1997-D5, Class PS1, 1.616%, 2/14/41 IO	21,460,129	1,566
Chase Commercial Mortgage Securities Corporation, Series 1997-2, Class A2, 6.60%, 11/19/07	8,500,000	8,839
Chase Commercial Mortgage Securities Corporation, Series 1997-2, Class B, 6.60%, 11/19/07	2,500,000	2,582
Commercial Mortgage Acceptance Corporation, Series 1997-ML1, Class B, 6.644%, 12/15/07	2,500,000	2,556
Credit Suisse First Boston Mortgage Securities Corporation, Series 1997-C1, Class A2, 7.26%, 6/20/07 144A	2,966,817	3,135
Credit Suisse First Boston Mortgage Securities Corporation, Series 1997-C1, Class B, 7.28%, 6/20/07 144A	3,250,000	3,442
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06 144A	6,500,000	6,776
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	5,700,000	5,625
DLJ Commercial Mortgage Corporation, Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	242,663,913	7,988
DLJ Mortgage Acceptance Corporation, Series 1997-CF2, Class S, 0.352%, 10/15/17 IO, 144A	17,593,572	352
Midland Realty Acceptance Corporation, Series 1996-C2, Class AEC, 1.353%, 1/25/29 IO, 144A	23,316,670	1,275
Morgan Stanley Capital, Series 1998-WF2, Class A2, 6.54%, 5/15/08	15,000,000	15,581
Mortgage Capital Funding, Inc., Series 1997-MC1, Class A3, 7.288%, 3/20/07	19,000,000	20,236
Nomura Asset Securities Corporation, Series 1998-D6, Class A2, 6.993%, 3/17/28	15,000,000	15,484
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.471%, 1/15/19 144A	1,800,000	840

Total		98,399

Credit Card Asset Backed (0.5%)
Citibank Credit Card Master Trust I, Series 1997-6, Class A, 0.00%, 8/15/06	17,000,000	15,246
Heilig-Meyers Master Trust, Series 1998-1A, Class A, 6.125%, 1/20/07 144A	3,239,752	486

Total		15,732

Balanced Portfolio

		Market
Mortgage/Asset Backed	Shares/	Value
Securities (5.1%)	Par	(000’s)

Franchise Loan Receivables (0.3%)
Enterprise Mortgage Acceptance Company, Series 1998-1, Class A2, 6.38%, 4/15/07 144A	$6,000,000	$5,630
Enterprise Mortgage Acceptance Company, Series 1998-1, Class IO, 1.37%, 1/15/23 IO, 144A	35,366,855	1,500
FMAC Loan Receivables Trust, Series 1998-A, Class A1, 6.20%, 9/15/20 144A	664,040	661
Global Franchise Trust, Series 1998-1, Class A1, 6.349%, 4/10/04 144A	1,255,199	1,263

Total		9,054

Health Services (0.1%)
Health Care Receivables, 6.25%, 2/1/03 144A	3,000,000	3,024

Total		3,024

Home Equity Loan (0.1%)
Vanderbilt Mortgage Finance, Inc., Series 1997-B, Class 1A4, 7.19%, 2/7/14	2,500,000	2,614

Total		2,614

Motorcycle Dealers (0.0%)
Harley-Davidson Eaglemark Motorcycle Trust, Series 1998-2, Class A2, 5.87%, 4/15/04	856,068	869

Total		869

Residential Mortgages (0.1%)
Blackrock Capital Finance LP, Series 1997-R1, Class B3, 7.75%, 3/25/37 144A	4,493,162	786
Blackrock Capital Finance LP, Series 1997-R3, Class B3, 7.25%, 11/25/28 144A	5,572,409	836

Total		1,622

Retail-Retail Stores (0.4%)
LB Mortgage Trust, Series 1991-2, Class A3, 8.396%, 1/20/17	10,469,419	11,626

Total		11,626

Total Mortgage/ Asset Backed Securities (Cost: $162,250)		154,375

		Market
	Shares/	Value
Common Stock (44.3%)	Par	(000’s)

Consumer Discretionary (6.5%)
American Greetings Corporation — Class A	8,100	112
*AOL Time Warner, Inc.	564,200	18,110
*AutoZone, Inc.	14,275	1,025
*Bed Bath & Beyond, Inc.	36,800	1,248
*Best Buy Co., Inc.	26,700	1,989
*Big Lots, Inc.	14,400	150
The Black & Decker Corporation	10,300	389
Brunswick Corporation	11,200	244
Carnival Corporation	74,473	2,091
*Cendant Corporation	123,273	2,417
Centex Corporation	7,600	434
Circuit City Stores, Inc.	26,500	688
*Clear Channel Communications, Inc.	74,850	3,811
The Coca-Cola Company	316,700	14,931
Coca-Cola Enterprises, Inc.	56,700	1,074
*Comcast Corporation — Class A	120,300	4,331
Cooper Tire & Rubber Company	9,200	147
*Costco Wholesale Corporation	57,352	2,545
Dana Corporation	18,815	261
Darden Restaurants, Inc.	15,033	532
Delphi Automotive Systems Corporation	71,269	974
Dillard’s, Inc. — Class A	10,836	173
Dollar General Corporation	42,065	627
Dow Jones & Company, Inc.	10,980	601
Eastman Kodak Company	36,917	1,086
Family Dollar Stores, Inc.	21,900	657
*Federated Department Stores, Inc.	25,212	1,031
Ford Motor Company	233,007	3,663
Fortune Brands, Inc.	19,433	769
Gannett Co., Inc.	33,650	2,262
The Gap, Inc.	109,425	1,525
General Motors Corporation	69,825	3,393
The Goodyear Tire & Rubber Company	20,200	481
Harley-Davidson, Inc.	38,475	2,090
*Harrah’s Entertainment, Inc.	14,950	553
Hasbro, Inc.	21,975	357
Hilton Hotels Corporation	46,950	513
The Home Depot, Inc.	297,197	15,159
*International Game Technology	9,400	642
The Interpublic Group of Companies, Inc.	47,800	1,412
J. C. Penney Company, Inc.	33,525	902
Johnson Controls, Inc.	11,100	896
*Jones Apparel Group, Inc.	15,400	511
KB Home	5,600	225
*Kmart Corporation	62,400	341
Knight-Ridder, Inc.	9,350	607
*Kohl’s Corporation	42,433	2,989
Leggett & Platt Incorporated	24,967	574
The Limited, Inc.	54,313	799
Liz Claiborne, Inc.	6,700	333

Balanced Portfolio

		Market
	Shares/	Value
Common Stock (44.3%)	Par	(000’s)

Consumer Discretionary continued
Lowe’s Companies, Inc.	97,950	$4,546
Marriott International, Inc. — Class A	31,000	1,260
Mattel, Inc.	54,860	944
The May Department Stores Company	38,100	1,409
Maytag Corporation	9,667	300
McDonald’s Corporation	164,671	4,359
The McGraw-Hill Companies, Inc.	24,840	1,515
Meredith Corporation	6,300	225
The New York Times Company — Class A	20,292	878
Newell Rubbermaid, Inc.	33,911	935
NIKE, Inc. — Class B	34,500	1,940
Nordstrom, Inc.	17,033	345
*Office Depot, Inc.	37,843	702
Omnicom Group, Inc.	23,600	2,109
The Pepsi Bottling Group, Inc.	36,600	860
Pulte Corporation	7,500	335
RadioShack Corporation	23,567	709
*Reebok International, Ltd.	7,500	199
Sears, Roebuck & Co.	41,850	1,994
The Sherwin-Williams Company	19,960	549
Snap-On Incorporated	7,317	246
The Stanley Works	10,850	505
*Staples, Inc.	58,150	1,087
*Starbucks Corporation	48,450	923
Starwood Hotels & Resorts Worldwide, Inc.	25,300	755
Target Corporation	114,443	4,698
Tiffany & Co.	18,633	586
The TJX Companies, Inc.	35,750	1,425
*TMP Worldwide, Inc.	13,533	581
*Toys “R” Us, Inc.	25,150	522
Tribune Company	38,031	1,424
*Tricon Global Restaurants, Inc.	18,740	922
TRW, Inc.	15,900	589
Tupperware Corporation	7,400	142
*Univision Communications, Inc. — Class A	26,500	1,072
V. F. Corporation	14,243	556
*Viacom, Inc. — Class B	226,661	10,007
Visteon Corporation	16,712	251
Wal-Mart Stores, Inc.	569,333	32,764
The Walt Disney Company	266,133	5,514
Wendy’s International, Inc.	14,450	422
Whirlpool Corporation	8,450	620

Total		194,398

Consumer Staples (3.1%)
Adolph Coors Company — Class B	4,700	251
Alberto-Culver Company — Class B	7,200	322
Albertson’s, Inc.	51,595	1,625
Anheuser-Busch Companies, Inc.	114,319	5,168
Archer-Daniels-Midland Company	84,475	1,212
Avon Products, Inc.	30,175	1,403
Brown-Forman Corporation — Class B	8,700	545
Campbell Soup Company	51,954	1,552
The Clorox Company	30,150	1,192
Colgate-Palmolive Company	71,454	4,126
ConAgra Foods, Inc.	68,433	1,627
CVS Corporation	50,133	1,484
General Mills, Inc.	46,333	2,410
The Gillette Company	134,265	4,484
H.J. Heinz Company	44,383	1,825
Hershey Foods Corporation	17,450	1,181
Kellogg Company	51,643	1,554
Kimberly-Clark Corporation	67,797	4,054
*The Kroger Co.	103,273	2,155
PepsiCo, Inc.	225,100	10,960
Philip Morris Companies, Inc.	280,104	12,844
The Procter & Gamble Company	164,873	13,047
*Safeway, Inc.	64,400	2,689
Sara Lee Corporation	100,184	2,227
SUPERVALU, Inc.	16,850	373
SYSCO Corporation	85,650	2,246
Unilever NV, ADR	72,827	4,196
UST, Inc.	20,833	729
Walgreen Co.	129,654	4,364
Winn-Dixie Stores, Inc.	17,850	254
Wm. Wrigley Jr. Company	28,733	1,476

Total		93,575

Energy (2.9%)
Amerada Hess Corporation	11,400	713
Anadarko Petroleum Corporation	31,877	1,812
Apache Corporation	17,600	878
Ashland, Inc.	8,900	410
Baker Hughes Incorporated	42,740	1,559
Burlington Resources, Inc.	26,886	1,009
ChevronTexaco Corporation	135,684	12,159
Conoco, Inc.	79,575	2,252
Devon Energy Corporation	16,500	638
Dynegy, Inc. — Class A	41,500	1,058
EOG Resources, Inc.	14,740	576
Exxon Mobil Corporation	878,571	34,528
Halliburton Company	54,685	716
Kerr-McGee Corporation	12,757	699
*Nabors Industries, Inc.	18,750	644
*Noble Drilling Corporation	17,050	580
Occidental Petroleum Corporation	47,180	1,252
Phillips Petroleum Company	48,273	2,909
*Rowan Companies, Inc.	12,050	233
Royal Dutch Petroleum Company, ADR	273,031	13,384
Schlumberger Limited	73,033	4,013

Balanced Portfolio

		Market
	Shares/	Value
Common Stock (44.3%)	Par	(000’s)

Energy continued
Sunoco, Inc.	10,650	$398
Transocean Sedco Forex, Inc.	40,454	1,368
Unocal Corporation	31,033	1,119
USX-Marathon Group	39,291	1,179

Total		86,086

Financials (7.7%)
AFLAC Incorporated	66,950	1,644
The Allstate Corporation	92,269	3,109
Ambac Financial Group, Inc.	13,500	781
American Express Company	168,500	6,014
American International Group, Inc.	333,590	26,487
AmSouth Bancorporation	47,145	891
Aon Corporation	33,375	1,185
Bank of America Corporation	204,120	12,849
The Bank of New York Company, Inc.	93,620	3,820
Bank One Corporation	148,345	5,793
BB&T Corporation	55,800	2,015
The Bear Stearns Companies, Inc.	11,945	700
Capital One Financial Corporation	26,500	1,430
The Charles Schwab Corporation	176,486	2,730
Charter One Financial, Inc.	27,654	751
The Chubb Corporation	22,350	1,542
Cincinnati Financial Corporation	20,480	781
Citigroup, Inc.	640,374	32,327
Comerica Incorporated	22,700	1,301
Conseco, Inc.	42,970	192
Countrywide Credit Industries, Inc.	15,100	619
Fannie Mae	127,329	10,123
Fifth Third Bancorp	73,243	4,510
FleetBoston Financial Corporation	137,928	5,034
Franklin Resources, Inc.	33,650	1,187
Freddie Mac	88,214	5,769
Golden West Financial Corporation	20,250	1,192
The Hartford Financial Services Group, Inc.	30,150	1,894
Household International, Inc.	59,025	3,420
Huntington Bancshares Incorporated	32,000	550
J.P. Morgan Chase & Co.	252,762	9,188
Jefferson-Pilot Corporation	19,353	895
John Hancock Financial Services, Inc.	39,200	1,619
KeyCorp	54,025	1,315
Lehman Brothers Holdings, Inc.	31,356	2,095
Lincoln National Corporation	23,960	1,164
Loews Corporation	25,133	1,392
Marsh & McLennan Companies, Inc.	35,040	3,765
MBIA, Inc.	18,850	1,011
MBNA Corporation	108,497	3,819
Mellon Financial Corporation	60,809	2,288
Merrill Lynch & Co., Inc.	106,900	5,572
MetLife, Inc.	95,515	3,026
MGIC Investment Corporation	13,600	839
Moody’s Corporation	20,100	801
Morgan Stanley Dean Witter & Co.	141,731	7,928
National City Corporation	76,479	2,236
Northern Trust Corporation	28,350	1,707
The PNC Financial Services Group, Inc.	36,800	2,068
The Progressive Corporation	9,400	1,403
Providian Financial Corporation	36,343	129
Regions Financial Corporation	28,990	871
SAFECO Corporation	16,250	506
SouthTrust Corporation	43,333	1,069
The St. Paul Companies, Inc.	27,320	1,201
State Street Corporation	41,400	2,163
Stilwell Financial, Inc.	27,971	761
SunTrust Banks, Inc.	37,167	2,330
Synovus Financial Corp.	36,950	926
T. Rowe Price Group, Inc.	15,700	545
Torchmark Corporation	15,950	627
U.S. Bancorp	242,609	5,078
Union Planters Corporation	17,475	789
UnumProvident Corporation	30,706	814
USA Education, Inc.	20,786	1,746
Wachovia Corporation	178,557	5,600
Washington Mutual, Inc.	111,738	3,654
Wells Fargo & Company	218,585	9,498
XL Capital, Ltd. — Class A	17,000	1,553
Zions Bancorporation	11,700	615

Total		235,246

Health Care (6.4%)
Abbott Laboratories	197,225	10,995
Aetna, Inc.	18,179	600
Allergan, Inc.	16,733	1,256
American Home Products Corporation	167,371	10,270
*AmerisourceBergen Corporation	13,100	833
*Amgen, Inc.	132,875	7,499
Applera Corporation — Applied Biosystems Group	26,867	1,055
Bausch & Lomb Incorporated	6,800	256
Baxter International, Inc.	75,400	4,044
Becton, Dickinson and Company	32,850	1,089
*Biogen, Inc.	18,900	1,084
Biomet, Inc.	34,155	1,055
*Boston Scientific Corporation	51,090	1,232
Bristol-Myers Squibb Company	247,444	12,620
C. R. Bard, Inc.	6,450	416
Cardinal Health, Inc.	56,750	3,669
*Chiron Corporation	24,178	1,060

Balanced Portfolio

		Market
	Shares/	Value
Common Stock (44.3%)	Par	(000’s)

Health Care continued
CIGNA Corporation	19,071	$1,767
Eli Lilly and Company	143,066	11,236
*Forest Laboratories, Inc.	22,467	1,841
*Genzyme Corporation	26,400	1,580
*Guidant Corporation	39,112	1,948
HCA, Inc.	68,415	2,637
*Health Management Associates, Inc.	31,200	574
*Healthsouth Corporation	49,600	735
*Humana, Inc.	21,600	255
*Immunex Corporation	68,000	1,884
Johnson & Johnson	385,623	22,790
*King Pharmaceuticals, Inc.	30,966	1,305
*Manor Care, Inc.	13,100	311
McKesson HBOC, Inc.	36,293	1,357
*MedImmune, Inc.	27,100	1,256
Medtronic, Inc.	153,900	7,881
Merck & Co., Inc.	292,000	17,170
Pfizer, Inc.	803,890	32,036
Pharmacia Corporation	165,621	7,064
*Quintiles Transnational Corp.	14,800	238
Schering-Plough Corporation	186,350	6,673
*St. Jude Medical, Inc.	10,950	850
Stryker Corporation	24,950	1,456
*Tenet Healthcare Corporation	41,300	2,425
UnitedHealth Group Incorporated	40,414	2,860
*Watson Pharmaceuticals, Inc.	13,500	424
*Wellpoint Health Networks, Inc. — Class A	8,100	946
Zimmer Holdings, Inc.	24,773	757

Total		191,289

Industrials (4.9%)
*Allied Waste Industries, Inc.	25,150	354
*American Power Conversion Corporation	24,850	359
*AMR Corporation	19,600	435
Automatic Data Processing, Inc.	79,500	4,683
Avery Dennison Corporation	14,050	794
The Boeing Company	111,118	4,309
Burlington Northern Santa Fe Corporation	49,908	1,424
Caterpillar, Inc.	43,712	2,284
Cintas Corporation	21,567	1,044
*Concord EFS, Inc.	61,300	2,009
*Convergys Corporation	21,750	815
Cooper Industries, Inc.	12,000	419
Crane Co.	7,625	196
CSX Corporation	27,150	952
Cummins, Inc.	5,200	200
Danaher Corporation	18,100	1,092
Deere & Company	29,940	1,307
Delta Air Lines, Inc.	15,633	457
Deluxe Corporation	9,012	375
Dover Corporation	25,933	961
Eaton Corporation	8,800	655
Emerson Electric Co.	54,525	3,113
Equifax, Inc.	18,200	440
*FedEx Corporation	39,140	2,031
First Data Corporation	49,911	3,916
*Fiserv, Inc.	23,725	1,004
Fluor Corporation	10,100	378
General Dynamics Corporation	25,600	2,039
General Electric Company	1,264,898	50,696
Genuine Parts Company	21,875	803
Goodrich Corporation	13,200	351
H&R Block, Inc.	23,250	1,039
Honeywell International, Inc.	103,050	3,485
Illinois Tool Works, Inc.	38,700	2,621
IMS Health Incorporated	37,533	732
Ingersoll-Rand Company	21,470	898
ITT Industries, Inc.	11,200	566
Lockheed Martin Corporation	55,322	2,582
Masco Corporation	58,600	1,436
McDermott International, Inc.	7,800	96
Minnesota Mining and Manufacturing Company	50,412	5,959
Molex Incorporated	24,875	770
Navistar International Corporation	7,520	297
Norfolk Southern Corporation	48,943	897
Northrop Grumman Corporation	14,000	1,411
PACCAR, Inc.	9,790	642
Pall Corporation	15,616	376
Parker-Hannifin Corporation	14,900	684
Paychex, Inc.	47,540	1,666
Pitney Bowes, Inc.	31,427	1,182
*Power-One, Inc.	10,000	104
R. R. Donnelley & Sons Company	14,933	443
Raytheon Company	49,000	1,591
*Robert Half International, Inc.	22,360	597
Rockwell Collins, Inc.	23,250	453
Rockwell International Corporation	23,250	415
Ryder System, Inc.	7,700	171
Sabre Holdings Corporation — Class A	16,909	716
Southwest Airlines Co.	96,995	1,792
Textron, Inc.	17,950	744
Thomas & Betts Corporation	7,400	157
Tyco International, Ltd.	246,583	14,524
Union Pacific Corporation	31,540	1,798
United Technologies Corporation	59,933	3,873
*US Airways Group, Inc.	8,500	54
W.W. Grainger, Inc.	12,100	581
Waste Management, Inc.	79,697	2,543

Total		147,790

Balanced Portfolio

		Market
	Shares/	Value
Common Stock (44.3%)	Par	(000’s)

Information Technology (7.8%)
*ADC Telecommunications, Inc.	99,550	$458
Adobe Systems Incorporated	30,475	946
*Advanced Micro Devices, Inc.	43,800	695
*Agilent Technologies, Inc.	58,188	1,659
*Altera Corporation	49,265	1,045
*Analog Devices, Inc.	45,843	2,035
*Andrew Corporation	10,362	227
*Apple Computer, Inc.	44,400	972
*Applied Materials, Inc.	103,550	4,152
*Applied Micro Circuits Corporation	38,300	434
Autodesk, Inc.	6,833	255
*Avaya, Inc.	36,112	439
*BMC Software, Inc.	31,040	508
*Broadcom Corporation — Class A	33,100	1,356
*CIENA Corporation	41,700	597
*Cisco Systems, Inc.	931,967	16,878
*Citrix Systems, Inc.	23,480	532
Compaq Computer Corporation	215,122	2,100
Computer Associates International, Inc.	73,432	2,533
*Computer Sciences Corporation	21,450	1,051
*Compuware Corporation	46,843	552
*Comverse Technology, Inc.	23,600	528
*Conexant Systems, Inc.	31,500	452
Corning Incorporated	118,400	1,056
*Dell Computer Corporation	331,167	9,001
Electronic Data Systems Corporation	59,600	4,086
*EMC Corporation	280,986	3,776
*Gateway, Inc.	41,150	331
Hewlett-Packard Company	247,440	5,082
Intel Corporation	856,343	26,932
International Business Machines Corporation	221,210	26,758
*Intuit, Inc.	26,600	1,137
*Jabil Circuit, Inc.	24,333	553
*JDS Uniphase Corporation	167,600	1,463
*KLA-Tencor Corporation	23,600	1,170
*Lexmark International Group, Inc. — Class A	16,300	962
Linear Technology Corporation	40,450	1,579
*LSI Logic Corporation	46,000	726
Lucent Technologies, Inc.	433,662	2,728
*Maxim Integrated Products, Inc.	41,800	2,195
*Mercury Interactive Corporation	10,500	357
*Micron Technology, Inc.	75,950	2,354
*Microsoft Corporation	685,400	45,421
Millipore Corporation	6,000	364
Motorola, Inc.	279,619	4,200
*National Semiconductor Corporation	22,043	679
*NCR Corporation	12,300	453
*Network Appliance, Inc.	41,500	908
Nortel Networks Corporation	405,740	3,043
*Novell, Inc.	45,800	210
*Novellus Systems, Inc.	18,100	714
*Nvidia Corporation	17,800	1,191
*Oracle Corporation	714,850	9,872
*Palm, Inc.	72,212	280
*Parametric Technology Corporation	33,620	263
*PeopleSoft, Inc.	37,400	1,503
PerkinElmer, Inc.	15,600	546
*PMC-Sierra, Inc.	20,900	444
*QLogic Corporation	11,750	523
*QUALCOMM, Inc.	96,433	4,870
*Sanmina-SCI Corporation	66,200	1,317
*Sapient Corporation	15,700	121
Scientific-Atlanta, Inc.	20,700	496
*Siebel Systems, Inc.	57,700	1,614
*Solectron Corporation	102,500	1,156
*Sun Microsystems, Inc.	414,754	5,118
Symbol Technologies, Inc.	28,850	458
Tektronix, Inc.	11,940	308
*Tellabs, Inc.	52,108	783
*Teradyne, Inc.	22,150	668
Texas Instruments Incorporated	221,075	6,190
*Thermo Electron Corporation	23,100	551
*Unisys Corporation	40,350	506
*VERITAS Software Corporation	50,601	2,268
*Vitesse Semiconductor Corporation	23,320	291
Xerox Corporation	88,400	921
*Xilinx, Inc.	42,400	1,656
*Yahoo!, Inc.	72,200	1,281

Total		233,837

Materials (1.2%)
Air Products and Chemicals, Inc.	29,033	1,362
Alcan, Inc.	40,650	1,461
Alcoa, Inc.	109,943	3,909
Allegheny Technologies Incorporated	10,231	171
Ball Corporation	3,467	245
Barrick Gold Corporation	68,177	1,087
Bemis Company, Inc.	6,750	332
Boise Cascade Corporation	7,300	248
The Dow Chemical Company	114,324	3,863
E. I. du Pont de Nemours and Company	132,745	5,644
Eastman Chemical Company	9,775	381
Ecolab, Inc.	16,200	652
Engelhard Corporation	16,700	462
*FMC Corporation	4,000	238
*Freeport-McMoRan Copper & Gold, Inc. — Class B	18,319	245
Georgia-Pacific Corporation	28,758	794
Great Lakes Chemical Corporation	6,400	155
Hercules Incorporated	13,800	138

Balanced Portfolio

		Market
	Shares/	Value
Common Stock (44.3%)	Par	(000’s)

Materials continued
*Inco Limited	23,150	$392
International Flavors & Fragrances, Inc.	12,175	362
International Paper Company	61,524	2,482
Louisiana-Pacific Corporation	13,300	112
The Mead Corporation	12,650	391
Newmont Mining Corporation	24,930	476
Nucor Corporation	9,867	523
*Pactiv Corporation	20,200	359
Phelps Dodge Corporation	10,010	324
Placer Dome, Inc.	41,750	455
PPG Industries, Inc.	21,433	1,109
Praxair, Inc.	20,500	1,133
Rohm and Haas Company	28,034	971
*Sealed Air Corporation	10,636	434
Sigma-Aldrich Corporation	9,600	378
Temple-Inland, Inc.	6,300	357
USX-U. S. Steel Group	11,350	206
Vulcan Materials Company	12,900	618
Westvaco Corporation	12,850	366
Weyerhaeuser Company	27,420	1,483
Willamette Industries, Inc.	14,200	740
Worthington Industries, Inc.	10,850	154

Total		35,212

Real Estate Investment Trusts (0.1%)
Equity Office Properties Trust	51,600	1,553
Equity Residential Properties Trust	33,800	970

Total		2,523

Telecommunication Services (2.4%)
ALLTEL Corporation	39,843	2,460
AT&T Corp.	439,370	7,970
*AT&T Wireless Services, Inc.	322,216	4,630
BellSouth Corporation	238,635	9,104
CenturyTel, Inc.	18,000	590
*Citizens Communications Company	36,300	387
*Nextel Communications, Inc. — Class A	97,433	1,068
*Qwest Communications International, Inc.	211,520	2,989
SBC Communications, Inc.	428,833	16,798
Sprint Corporation	112,891	2,267
*Sprint Corporation (PCS Group)	119,340	2,913
Verizon Communications, Inc.	344,438	16,347
*WorldCom, Inc. — WorldCom Group	367,714	5,177

Total		72,700

Utilities (1.3%)
The AES Corporation	67,775	1,108
Allegheny Energy, Inc.	15,900	576
Ameren Corporation	17,433	737
American Electric Power Company, Inc.	41,020	1,786
Calpine Corporation	38,040	639
Cinergy Corp.	20,238	677
CMS Energy Corporation	16,800	404
Consolidated Edison, Inc.	27,025	1,091
Constellation Energy Group, Inc.	20,900	555
Dominion Resources, Inc.	33,325	2,003
DTE Energy Company	20,950	879
Duke Energy Corporation	98,342	3,860
Edison International	41,480	626
El Paso Corporation	64,817	2,890
Entergy Corporation	28,091	1,099
Exelon Corporation	40,862	1,956
FirstEnergy Corp.	37,874	1,325
FPL Group, Inc.	22,443	1,266
KeySpan Corporation	17,500	606
Kinder Morgan, Inc.	14,533	809
Mirant Corporation	43,184	692
Niagara Mohawk Holdings, Inc.	20,400	362
Nicor, Inc.	5,750	239
NiSource, Inc.	26,284	606
Peoples Energy Corporation	4,500	171
PG&E Corporation	49,275	948
Pinnacle West Capital Corporation	10,800	452
PPL Corporation	18,633	649
Progress Energy, Inc.	27,679	1,246
Public Service Enterprise Group Incorporated	26,440	1,116
Reliant Energy, Inc.	37,926	1,006
Sempra Energy	26,259	645
The Southern Company	87,200	2,211
TECO Energy, Inc.	17,300	454
TXU Corp.	32,715	1,543
The Williams Companies, Inc.	65,500	1,672
Xcel Energy, Inc.	43,670	1,211

Total		40,115

Total Common Stock (Cost: $731,035)		1,332,771

Money Market Investments (13.2%)

Federal Government & Agencies (0.8%)
#Federal National Mortgage Association, 1.73%, 2/15/02	$22,500,000	$22,451
#Federal National Mortgage Association, 1.85%, 1/3/02	1,000,000	1,000

Total		23,451

Finance Lessors (4.6%)
#Goldman Sachs Group, Inc., 1.75%, 2/13/02	46,200,000	46,104
#Preferred Receivable Funding, 1.89%, 1/15/02	31,000,000	30,977

Balanced Portfolio

		Market
Money Market Investments	Shares/	Value
(13.2%)	Par	(000’s)

Finance Lessors continued
#Preferred Receivable Funding, 2.04%, 1/9/02	$27,600,000	$27,587
#Tyco Capital Corp., 2.08%, 1/18/02	33,800,000	33,768

Total		138,436

Miscellaneous Business Credit Institutions (1.0%)
#Delaware Funding Corp., 2.16%, 1/28/02	30,216,000	30,167

Total		30,167

Personal Credit Institutions (2.5%)
#Cxc Incorporated, 2.31%, 1/23/02	25,200,000	25,164
#Household Finance Corp., 1.80%, 2/8/02	50,000,000	49,905

Total		75,069

Pharmaceutical Preparations (2.9%)
#American Home Products, 2.15%, 2/15/02	24,100,000	24,035
American Home Products, 2.17%, 3/8/02	23,000,000	22,931
Pfizer, Inc., 1.87%, 2/4/02	41,200,000	41,128

Total		88,094

Short Term Business Credit (1.4%)
Transamerica Financial Corporation, 1.85%, 2/11/02	43,600,000	43,508

Total		43,508

Total Money Market Investments (Cost: $398,702)		398,725

Total Investments (99.5%) (Cost $2,366,258)!		2,995,419

Other Assets, Less Liabilities (0.5%)		15,718

Total Net Assets (100.0%)		$3,011,137

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $2,383,013 and the net unrealized appreciation of investments based on that cost was $612,406 which is comprised of $739,190 aggregate gross unrealized appreciation and $126,784 aggregate gross unrealized depreciation.

ADR — American Depository Receipt

144A after the name of a security represents a security exempt from registration under rule 144a of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

IO — Interest Only Security

*  Non-Income Producing

††   Defaulted Security

#	All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

			Unrealized
			Appreciation/
	Number of	Expiration	(Depreciation)
Issuer (000’s)	Contracts	Date	(000’s)

S&P 500 Index Futures	996	3/02	$1,087
(Total Notional Value at 12/31/01 $285,064)

The Accompanying Notes are an Integral Part of the Financial Statements

High Yield Bond Portfolio

Objective:	Portfolio Strategy:	Net Assets:
High current income and capital appreciation with moderate risk	Generate superior performance by investing in a diversified mix of fixed income securities rated below investment grade.	$147.67 million

Investing in a portfolio of high yield bonds provides investors who can accept a moderate level of risk with a high level of current income, coupled with the opportunity for capital gains. Holdings of particular interest include investments in entities that have the possibility of a positive event, such as a significant improvement in credit rating or earnings or a change in ownership. In a high yield portfolio, some credit losses over time are inevitable; high coupons and diversification across many holdings mitigate the impact of individual securities on the performance of the total Portfolio.

The Portfolio performed significantly better than its benchmark, the Lehman Brothers High Yield Intermediate Market Index, during 2001, a year in which bonds substantially outperformed stocks. This strong performance at a time of economic uncertainty and weak equity markets provides a reminder that high yield bonds are a medium-risk asset class that can provide valuable balance and diversification to investors whose holdings are concentrated in equities.

The Portfolio had a total return of 5.03% during 2001, despite a weak economy and volatile financial markets. As the economy moved into recession, fundamental credit conditions in the high yield market turned negative. Corporate earnings and cash flows were generally weak. Rating agency downgrades rose sharply. Defaults reached near-record levels and post-default recoveries were well below historical averages. At times, liquidity conditions in the high yield market were poor and price volatility increased sharply.

The Portfolio was managed with a defensive investment posture during 2001, in an effort to preserve capital and minimize credit losses. The Portfolio maintained an above average weight in the upper-tier double-B quality sector. Credit selection was a major driver of return performance. Stronger and better-capitalized companies within the high yield category were emphasized. Company financial results were closely monitored throughout the year, and holdings in companies experiencing serious earnings or liquidity problems were reduced or eliminated.

Stable industry sectors such as cable TV, utilities, gaming and finance were emphasized. Holdings in economically sensitive industry sectors such as steel, chemicals, paper, aerospace and automotive were minimized. While the Portfolio had holdings in the telecommunications industry, most of its exposure was in the wireless segment, which performed better than the wireline segment. The Portfolio benefited from strong relative performance in the broadcasting, transportation, finance and gaming sectors, as well as the cellular telephone segment of telecommunications.

Percentage Holdings by Industry Sector 12/31/01

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
			Since
	1 Year	5 Years	Inception#

High Yield Bond Portfolio	5.03%	2.56%	6.62%
Lehman Brothers High Yield Intermediate Market Index	3.78%	2.52%	5.61%

#Inception date of 05/03/94

The total return performance for the High Yield Bond Portfolio is shown in comparison with the Lehman Brothers High Yield Intermediate Market Index. The Lehman Brothers index is an appropriate measure of portfolio performance since it has a quality and maturity profile that resembles the High Yield Bond Portfolio.

The Lehman Brothers High Yield Intermediate Market Index is made up of dollar-denominated, nonconvertible, SEC publicly registered fixed rate noninvestment grade issues. The bonds will have remaining maturities of between one and ten years and have an outstanding par value of at least $100 million. Yankee and global bonds (SEC registered) of issuers in G-7 countries are included. Original issue zero coupon bonds and step-up coupon structures are also included; however, the index excludes pay-in-kind (PIK) bonds. Each bond must be rated Ba1 or lower by Moody’s Investor Service. If a Moody’s rating is unavailable, the bonds must be rated BB+ or lower by Standard & Poor’s, or by Fitch if an S&P rating is unavailable. A few unrated bonds are included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer. The index is an unmanaged market value weighted index and measures the income provided by, and the price changes of, the underlying securities.

This chart assumes an initial investment of $10,000 made on 5/3/94 (commencement of operations). Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

High Yield Bond Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Bonds (85.4%)	Par	(000’s)

Basic Materials (3.1%)
Metals & Mining (1.9%)
Great Central Mines, Ltd., 8.875%, 4/1/08	$2,750,000	$2,709

Total		2,709

Paper (1.2%)
Appleton Papers, Inc., 12.50%, 12/15/08 144A	1,875,000	1,800

Total		1,800

Total Basic Materials		4,509

Capital Goods (3.6%)
Building-Forest Products (0.7%)
Potlatch Corporation, 10.00%, 7/15/11 144A	1,000,000	1,040

Total		1,040

Building & Construction (2.9%)
Encompass Services Corp, 10.50%, 5/4/12 144A	2,150,000	1,398
Integrated Electrical Services, Inc., 9.375%, 2/1/09	1,500,000	1,328
United Rentals, Inc., 10.75%, 4/15/08	1,500,000	1,612

Total		4,338

Total Capital Goods		5,378

Consumer Cyclical (16.5%)
Apparel, Textile (1.6%)
Guess ?, Inc., 9.50%, 8/15/03	1,500,000	1,397
Tommy Hilfiger USA, Inc., 6.50%, 6/1/03	765,000	779
Tommy Hilfiger USA, Inc., 6.85%, 6/1/08	150,000	143

Total		2,319

Auto & Trucks (0.9%)
Avis Group Holdings, Inc., 11.00%, 5/1/09	1,250,000	1,325

Total		1,325

Home Construction (1.0%)
K Hovanian Enterprises, 10.50%, 10/1/07	750,000	784
Schuler Homes, 9.375%, 7/15/09 144A	725,000	750

Total		1,534

Household Appliances (1.7%)
Rent-A-Center, Inc., 11.00%, 8/15/08	1,125,000	1,142
Salton Inc., 12.25%, 4/15/08	1,300,000	1,300

Total		2,442

Leisure Related (0.7%)
Bally Total Fitness Holdings, Series D, 9.875%, 10/15/07	1,000,000	1,020

Total		1,020

Lodging / Resorts (3.0%)
Extended Stay America, 8.75%, 6/15/11	900,000	929
Felcor Lodging Limited Partnership, 9.50%, 9/15/08	1,350,000	1,353
Meristar Hospitality Finance Corporation, 9.00%, 1/15/08	550,000	523
Meristar Hospitality Finance Corporation, 9.125%, 1/15/11	550,000	517
Vail Resorts, Inc., 8.75%, 5/15/09 144A	1,125,000	1,091

Total		4,413

Printing & Publishing (3.1%)
Jostens, Inc., 12.75%, 5/1/10	1,550,000	1,705
Mail-Well, Inc., 5.00%, 11/1/02	2,050,000	1,890
Primedia, Inc., 8.875%, 5/15/11	1,125,000	1,013

Total		4,608

Retail-General (4.5%)
Advance Stores Company, Inc., 10.25%, 4/15/08 144A	750,000	761
Airgas, Inc., 9.125%, 10/1/11	375,000	396
Autonation, Inc., 9.00%, 8/1/08	725,000	738
Buhrmann US, Inc., 12.25%, 11/1/09	1,500,000	1,500
Coinmach Corporation, 11.75%, 11/15/05	750,000	769
CSK Auto, Inc., 12.00%, 6/15/06 144A	750,000	756
Saks Incorporated, 8.25%, 11/15/08	750,000	679
Sonic Automotive, Inc., 11.00%, 8/1/08 144A	1,125,000	1,164

Total		6,763

Total Consumer Cyclical		24,424

Consumer Staples (11.0%)
Containers (0.8%)
Applied Extrusion Tech., Inc., 10.75%, 7/1/11	1,125,000	1,198

Total		1,198

High Yield Bond Portfolio

		Market
	Shares/	Value
Bonds (85.4%)	Par	(000’s)

Food Retailers (0.8%)
Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11	$375,000	$376
Ingles Markets, Inc., 8.875%, 12/1/11 144A	750,000	737

Total		1,113

Food Service (0.5%)
Sbarro, Inc., 11.00%, 9/15/09	775,000	744

Total		744

Gaming (7.2%)
Choctaw Resort Development, 9.25%, 4/1/09	1,400,000	1,431
Herbst Gaming, Inc., 10.75%, 9/1/08 144A	1,125,000	1,169
Hollywood Casino, 11.25%, 5/1/07	500,000	541
Hollywood Casino Shreveport, 13.00%, 8/1/06	300,000	272
Jupiters Limited, 8.50%, 3/1/06	1,000,000	1,000
Las Vegas Sands, Inc., 12.25%, 11/15/04	1,350,000	1,350
Majestic Investments Holdings, 11.653%, 11/30/07 144A	1,500,000	1,426
Mandalay Resort Group, 10.25%, 8/1/07	300,000	311
Mandalay Resort Group, 7.625%, 7/15/13	1,450,000	1,243
MGM Mirage, Inc., 9.75%, 6/1/07	750,000	786
Wheeling Island Gaming, 10.125%, 12/15/09 144A	1,125,000	1,142

Total		10,671

Healthcare (1.2%)
Insight Health Services, 9.875%, 11/1/11 144A	1,700,000	1,759

Total		1,759

Soaps & Toiletries (0.5%)
Elizabeth Arden, Inc., 11.75%, 2/1/11	750,000	769

Total		769

Total Consumer Staples		16,254

Energy (5.0%)
Oil & Gas Independent (1.7%)
PDVSA Finance, Ltd., 1999-I, 9.75%, 2/15/10	2,600,000	2,579

Total		2,579

Oil Field Services (2.8%)
BRL Universal Equipment, 8.875%, 2/15/08	1,400,000	1,456
El Paso Energy Partners, 8.50%, 6/1/11	1,125,000	1,136
Hanover Equipment Trust, 8.75%, 9/1/11 144A	725,000	750
Key Energy Services, Inc., 8.375%, 3/1/08	750,000	758

Total		4,100

Refining (0.5%)
Tesoro Petroleum Corporation, 9.625%, 11/1/08 144A	750,000	778

Total		778

Total Energy		7,457

Finance (7.6%)
Banks (2.3%)
Sovereign Bancorp, 10.50%, 11/15/06	1,900,000	2,043
Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 144A	1,325,000	1,312

Total		3,355

Finance Companies (4.5%)
AmeriCredit Corp., 9.875%, 4/15/06	1,100,000	1,034
Finova Group, Inc., 7.50%, 11/15/09	1,875,000	788
IOS Capital, Inc., 9.75%, 6/15/04	2,250,000	2,255
Metris Companies, Inc., 10.125%, 7/15/06	2,600,000	2,469

Total		6,546

Financial Services (0.8%)
Labranche & Company, Inc., 12.00%, 3/2/07	1,100,000	1,254

Total		1,254

Total Finance		11,155

Miscellaneous (1.6%)
R.E.I.T. (0.5%)
Istar Financial, Inc., 8.75%, 8/15/08	725,000	726

Total		726

Real Estate (1.1%)
Crescent Real Estate Equities, 7.50%, 9/15/07	1,750,000	1,579

Total		1,579

Total Miscellaneous		2,305

Professional Services (1.9%)
Interim Services, Inc., 4.50%, 6/1/05	1,600,000	1,302
Kindercare Learning Centers, 9.50%, 2/15/09	1,500,000	1,433

Total Professional Services		2,735

High Yield Bond Portfolio

		Market
	Shares/	Value
Bonds (85.4%)	Par	(000’s)

Real Estate Agents & Managers (0.8%)
CB Richards Ellis Services Inc., 11.25%, 6/15/11	$1,400,000	$1,197

Total Real Estate Agents & Managers		1,197

Technology (20.0%)
Broadcasting (1.1%)
CD Radio, Inc., 14.50%, 5/15/09	1,000,000	550
XM Satellite Radio, Inc., 14.00%, 3/15/10	1,400,000	1,108

Total		1,658

Cable (5.7%)
Adelphia Communications, 10.25%, 6/15/11	1,125,000	1,122
Adelphia Communications Corporation, 10.875%, 10/1/10	1,500,000	1,531
British Sky Broadcasting Group PLC, 6.875%, 2/23/09	750,000	718
Charter Communications Holdings LLC, 11.125%, 1/15/11	500,000	530
Echostar Broadband Corp., 10.375%, 10/1/07	1,150,000	1,205
International Cabletel, Inc., 11.50%, 2/1/06	1,250,000	438
NTL Communications Corp., 11.50%, 10/1/08	1,600,000	560
†NTL, Inc., 9.75%, 4/1/08	1,900,000	532
Rogers Communications, Inc., 8.875%, 7/15/07	1,000,000	1,015
†Telewest Communications PLC, 9.25%, 4/15/09	1,000,000	441
Telewest Communications PLC, 9.875%, 2/1/10	400,000	280
†United Pan-Europe Communications NV, 13.75%, 2/1/10	600,000	48

Total		8,420

Electronics (0.5%)
Amkor Technology, Inc., 5.00%, 3/15/07	1,000,000	683

Total		683

Telecommunications Wireless: Cellular/PCS (9.4%)
Alamosa Delaware, Inc., 12.50%, 2/1/11	750,000	765
†Alamosa PCS Holdings, Inc., 12.875%, 2/15/10	1,150,000	713
Charter Communications Holdings LLC, 9.625%, 11/15/09	1,500,000	1,518
Dobson Communications Corporation, 10.875%, 7/1/10	1,500,000	1,548
Horizon PCS, Inc., 13.75%, 6/15/11 144A	575,000	572
†Horizon PCS, Inc., 14.00%, 10/1/10	2,000,000	1,030
†IPCS, Inc., 14.00%, 7/15/10	1,500,000	990
IWO Holdings, Inc., 14.00%, 1/15/11	1,150,000	1,185
Nextel Communications, Inc., 9.375%, 11/15/09	2,350,000	1,856
Telecorp PCS, Inc., 10.625%, 7/15/10	750,000	870
Tritel PCS, Inc., 10.375%, 1/15/11	1,000,000	1,145
Triton PCS, Inc., 8.75%, 11/15/11 144A	925,000	925
†US Unwired, Inc., 13.375%, 11/1/09	1,150,000	811

Total		13,928

Telecommunications Wireless: Towers (2.8%)
American Tower Corp., 9.375%, 2/1/09	1,600,000	1,287
Crown Castle International Corp., 10.75%, 8/1/11	1,100,000	1,075
SBA Communications Corp., 10.25%, 2/1/09	1,300,000	1,112
†Spectrasite Holdings, Inc., 11.25%, 4/15/09	850,000	221
†Spectrasite Holdings, Inc., 12.875%, 3/15/10	1,900,000	437

Total		4,132

Telecommunications Wireline: CLEC (0.4%)
Adelphia Business Solutions, Inc., 12.25%, 9/1/04	1,550,000	186
†GT Group Telecom, Inc., 13.25%, 2/1/10	1,650,000	215
McLeodUSA, Inc., 9.50%, 11/1/08	575,000	121

Total		522

Telecommunications Wireline: Long Haul (0.1%)
††Global Crossing Holdings, Ltd., 9.50%, 11/15/09	700,000	77
††Global Crossing Holdings, Ltd., 9.625%, 5/15/08	300,000	35

Total		112

Total Technology		29,455

Transport Services (3.8%)
Railroads (1.0%)
Railamerica Transportation Corp., 12.875%, 8/15/10	1,400,000	1,430

Total		1,430

Trucking-Shipping (2.8%)
North American Van Lines, 13.375%, 12/1/09 144A	1,650,000	1,586
Stena AB, 10.50%, 12/15/05	1,900,000	1,881
Teekay Shipping Corp., 8.875%, 7/15/11	375,000	384
Teekay Shipping Corp., 8.875%, 7/15/11 144A	375,000	384

Total		4,235

Total Transport Services		5,665

High Yield Bond Portfolio

		Market
	Shares/	Value
Bonds (85.4%)	Par	(000’s)

Utilities (10.5%)
Utility-Electric (6.2%)
The AES Corporation, 8.875%, 2/15/11	$700,000	$616
The AES Corporation, 9.375%, 9/15/10	400,000	360
Calpine Canada Energy, 8.50%, 5/1/08	1,425,000	1,303
Calpine Corporation, 8.625%, 8/15/10	1,000,000	908
Calpine Corporation, 8.75%, 7/15/07	750,000	677
Edison Mission Energy, 10.00%, 8/15/08	1,100,000	1,131
Orion Power Holdings, Inc., 12.00%, 5/1/10	1,200,000	1,440
PG&E National Energy Group, Inc., 10.375%, 5/16/11	750,000	791
USEC, Inc., 6.625%, 1/20/06	2,050,000	1,921

Total		9,147

Utility-Garbage Disposal (1.7%)
Allied Waste North America, Inc., 7.875%, 1/1/09	1,750,000	1,715
Allied Waste North America, Inc., 8.50%, 12/1/08 144A	570,000	576
IT Group, Series B, 11.25%, 4/1/09	1,600,000	288

Total		2,579

Utility-Gas (1.7%)
Amerigas Partners LP/ Eagle Fin., 8.875%, 5/20/11	1,125,000	1,159
EOTT Energy Partners LP, 11.00%, 10/1/09	1,300,000	1,287

Total		2,446

Utility-Water (0.9%)
Azurix Corp., Series B, 10.75%, 2/15/10	1,950,000	1,365

Total		1,365

Total Utilities		15,537

Total Bonds (Cost: $133,561)		126,071

Preferred Stock (6.0%)

Consumer Cyclical (0.5%)
Primedia, Inc. — Series D	5,000	230
Primedia, Inc. — Series F	10,000	460

Total Consumer Cyclical		690

Finance (1.2%)
California Federal Preferred Capital	74,000	1,815

Total Finance		1,815

Technology (4.3%)
Broadcasting (1.7%)
**Cumulus Media, Inc.	14,240	1,438
Sinclair Capital	11,500	1,162

Total		2,600

Cable (1.6%)
CSC Holdings, Inc. — Series H	14,000	1,491
CSC Holdings, Inc. — Series M	7,708	813

Total		2,304

Telecommunications Wireless: Towers (0.5%)
**Crown Castle International Corp.	13,200	726

Total		726

Telecommunications Wireline: CLEC (0.5%)
**Intermedia Communications, Inc.	7,470	777

Total		777

Total Technology		6,407

Total Preferred Stock (Cost: $10,353)		8,912

Common Stocks and Warrants (0.3%)

Consumer Cyclical (0.0%)
Household Appliances (0.0%)
*Samsonite Corporation	625	1

Total		1

Leisure Related (0.0%)
*Hedstrom Holdings, Inc. 144A	201,674	0

Total		0

Printing & Publishing (0.0%)
*Jostens, Inc.	1,550	32

Total		32

Total Consumer Cyclical		33

Miscellaneous (0.0%)
*La Quinta Properties, Inc.	11,117	64

Total Miscellaneous		64

Technology (0.2%)
Broadcasting (0.0%)
XM Satellite Radio Holdings, Inc.	1,400	42

Total		42

Cable (0.0%)
*RCN Corporation	2,890	8

Total		8

Telecommunications Wireless: Cellular/PCS (0.2%)
Horizon PCS, Inc. — Warrant	2,000	80
IWO Holdings, Inc. 144A	1,150	69

Total		149

High Yield Bond Portfolio

		Market
	Shares/	Value
Common Stocks and Warrants (0.3%)	Par	(000’s)

Telecommunications Wireline: CLEC (0.0%)
*GT Group Telecom, Inc.	1,650	$8
*McLeodUSA Incorporated — Class A	27,405	10

Total		18

Total Technology		217

Transport Services (0.1%)
*Railamerica, Inc.	1,400	70

Total Transport Services		70

Total Common Stocks and Warrants (Cost: $1,077)		384

Money Market Investments (6.0%)

Capital Goods (4.8%)
John Deere Capital Corp., 2.05%, 1/14/02	$7,100,000	7,095

Total		7,095

Pharmaceutical Preparations (1.2%)
American Home Products, 1.85%, 1/2/02	1,800,000	1,800

Total		1,800

Total Money Market Investments (Cost: $8,895)		8,895

Total Investments (97.7%) (Cost $153,886)!		144,262

Other Assets, Less Liabilities (2.3%)		3,408

Total Net Assets (100.0%)		$147,670

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $153,901 and the net unrealized depreciation of investments based on that cost was $9,639 which is comprised of $4,399 aggregate gross unrealized appreciation and $14,038 aggregate gross unrealized depreciation.

144A after the name of a security represents a security exempt from registration under rule 144a of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

*	Non-Income Producing

†	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

††   Defaulted Security

**	PIK — Payment In Kind

The Accompanying Notes are an Integral Part of the Financial Statements

Select Bond Portfolio

Objective:	Portfolio Strategy:	Net Assets:
A stable and relatively high level of long-term total return and preservation of capital	Invest in high grade corporate bonds, U.S. government bonds and bonds of government agencies.	$405.41 million

The Select Bond Portfolio invests primarily in high quality debt securities, mainly government bonds, corporate bonds and mortgage-backed securities. Exposure to market sectors is adjusted as yield spreads change among the various classes of securities. Duration and maturities are altered with moderate adjustments in recognition or anticipation of interest rate changes.

In the second consecutive year in which bonds provided significantly higher returns than equities, the Select Bond Portfolio substantially outperformed its major benchmark, the Merrill Lynch Domestic Master Index. During 2001, the yield curve steepened dramatically; a major determinant of performance was therefore correctly predicting changes in the curve. Early in the year, the Portfolio was overweighted in bonds with shorter durations, which have risen in price as short-term interest rates have dropped. Yields on bonds of longer duration, in which the Portfolio has been underweighted, have experienced little change, reflecting investor concerns about inflation and economic growth.

The Portfolio also took advantage of changes in spreads between Treasury securities and corporate bonds over the course of the year. As the year began, there was an overweight in Treasury securities, which were the best performing asset class in 2000. In the first trading days of 2001, the Portfolio’s managers took advantage of unusually wide spreads to purchase quality corporate bonds that offered good value.

The market for mortgage-backed bonds has experienced a wave of refinancings in response to falling interest rates. An underweighting in this market sector has been beneficial; also sensitivity to this trend has been mitigated by a concentration of mortgage-related securities in commercial mortgages, which often have steep prepayment penalties, and GNMA-backed securities, which tend to be more difficult to refinance.

Percentage Holdings 12/31/01

The Corporate Bonds sector includes bonds of companies headquartered outside the United States. The Government and Government Agencies category includes taxable bonds of domestic and foreign governments and a small position in municipal bonds. Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high-yield securities.

Relative Performance

Average Annual Total Return
For Periods Ended December 31, 2001
	1 Year	5 Years	10 Years

Select Bond Portfolio	10.37%	7.13%	7.31%
Merrill Lynch Domestic Master Index	8.33%	7.43%	7.29%

Since the Portfolio invests broadly in U.S. Government, mortgage and corporate bonds, a useful basis for comparing returns is the Merrill Lynch Domestic Master Index. The index is an unmanaged market value weighted index comprised of U.S. Government, mortgage and investment-grade corporate bonds. The index measures the income provided by, and the price changes of, the underlying securities.

This chart assumes an initial investment of $10,000 made on 12/31/91. Returns shown include deductions for management and other fund expenses, and reinvestment of all dividends. Returns exclude deductions for separate account sales loads and account fees. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Total returns, which reflect deduction of charges for the separate account, are shown on page 4.

Select Bond Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Corporate Bonds (34.3%)	Par	(000’s)

Aerospace-Defense (2.1%)
Boeing Capital Corporation, 6.10%, 3/1/11	$3,000,000	$2,916
Boeing Company, 8.75%, 9/15/31	1,000,000	1,210
Lockheed Martin Corporation, 8.20%, 12/1/09	3,850,000	4,332

Total		8,458

Auto Related (2.2%)
General Motors Acceptance Corporation, 6.875%, 9/15/11	1,000,000	980
General Motors Acceptance Corporation, 7.25%, 3/2/11	3,987,000	4,003
Toyota Motor Credit Corporation, 5.65%, 1/15/07	4,000,000	4,037

Total		9,020

Beverages, Malt Beverages (4.4%)
Anheuser-Busch Companies, Inc., 7.00%, 12/1/25	4,200,000	4,285
Anheuser-Busch Companies, Inc., 7.50%, 3/15/12	378,000	424
Coca-Cola Enterprises, Inc., 5.375%, 8/15/06	1,500,000	1,519
Coca-Cola Enterprises, Inc., 5.75%, 3/15/11	4,000,000	3,955
Coca-Cola Enterprises, Inc., 6.125%, 8/15/11	1,501,000	1,510
Fosters Finance Corporation, 6.875%, 6/15/11 144A	6,000,000	6,175

Total		17,868

Broad Woven Fabric Mills, Manmade (0.1%)
††Polysindo International Finance, 11.375%, 6/15/06	4,200,000	504

Total		504

Commercial Banks (0.3%)
Bank of America Corporation, 7.40%, 1/15/11	1,133,000	1,215

Total		1,215

Crude Petroleum and Natural Gas (0.1%)
Occidental Petroleum, 6.75%, 1/15/12	400,000	402

Total		402

Department Stores (1.3%)
Target Corporation, 7.00%, 7/15/31	5,000,000	5,256

Total		5,256

Electric Services (3.2%)
Exelon Generation Co. LLC, 6.95%, 6/15/11 144A	6,788,000	6,882
Ohio Edison Company, 7.375%, 9/15/02	1,000,000	1,026
Public Service Electric & Gas Co., 6.875%, 1/1/03	2,250,000	2,319
South Carolina Electric & Gas, 6.125%, 3/1/09	1,750,000	1,753
Texas Utilities Electric Co., 7.875%, 3/1/23	1,000,000	1,022

Total		13,002

Foods (0.8%)
Conagra Foods, Inc., 6.75%, 9/15/11	3,000,000	3,065

Total		3,065

Metal Mining (0.5%)
Rio Tinto Finance, Ltd., 5.75%, 7/3/06	2,000,000	2,025

Total		2,025

Motor Vehicle Parts/Accessories (1.9%)
TRW, Inc., 7.125%, 6/1/09	4,000,000	3,946
TRW, Inc., 7.75%, 6/1/29	4,000,000	3,837

Total		7,783

Motors & Generators (0.5%)
Emerson Electric Co., 5.75%, 11/1/11	2,122,000	2,056

Total		2,056

Office Machines (0.6%)
Pitney Bowes Credit Corp., 5.75%, 8/15/08	2,250,000	2,240

Total		2,240

Oil & Gas Extraction (1.2%)
Chevron Corporation, 6.625%, 10/1/04	4,500,000	4,789

Total		4,789

Oil & Gas Field Services (2.1%)
Conoco Funding Company, 7.25%, 10/15/31	8,000,000	8,445

Total		8,445

Pharmaceuticals (6.6%)
American Home Products Corporation, 6.70%, 3/15/11	3,000,000	3,108
Bristol-Myers Squibb, 5.75%, 10/1/11	5,000,000	4,953
Eli Lilly & Co., 5.50%, 7/15/06	3,250,000	3,310
Johnson & Johnson, 6.625%, 9/1/09	2,750,000	2,919
Johnson & Johnson, 6.95%, 9/1/29	2,200,000	2,367

Select Bond Portfolio

		Market
	Shares/	Value
Corporate Bonds (34.3%)	Par	(000’s)

Pharmaceuticals continued
Merck & Co., Inc. 5.95%, 12/1/28	$7,375,000	$6,950
Pfizer, Inc., 5.625%, 2/1/06	2,975,000	3,059

Total		26,666

Plastics Materials & Resins (0.5%)
Dow Capital BV, 8.50%, 6/8/10	1,800,000	1,976

Total		1,976

Retail-Misc Shopping Goods Stores (0.6%)
Wal-Mart Canada, 5.58%, 5/1/06 144A	2,500,000	2,584

Total		2,584

Tobacco Products (2.8%)
Philip Morris Companies, Inc., 7.75%, 1/15/27	11,000,000	11,405

Total		11,405

Transportation Services (1.5%)
United Parcel Service, 8.375%, 4/1/20	5,350,000	6,225

Total		6,225

Utilities (1.0%)
El Paso Energy Corporation, 7.80%, 8/1/31	3,850,000	3,885

Total		3,885

Total Corporate Bonds (Cost $137,594)		138,869

Government (Domestic and Foreign)
and Agency Bonds (34.5%)

Federal Government & Agencies (34.5%)
Aid-Israel, 0.00%, 11/1/24	8,900,000	2,029
Federal Home Loan Bank, 5.54%, 1/8/09	3,700,000	3,727
Federal Home Loan Mortgage Corporation, 7.50%, 10/1/27	4,370,945	4,543
Federal National Mortgage Association, 5.97%, 10/1/08	3,775,920	3,854
Federal National Mortgage Association, 6.22%, 2/1/06	1,841,903	1,924
Federal National Mortgage Association, 6.24%, 1/1/06	5,189,962	5,426
Federal National Mortgage Association, 6.265%, 10/1/08	2,888,233	2,989
Federal National Mortgage Association, 6.36%, 4/1/08	3,620,231	3,766
Federal National Mortgage Association, 6.39%, 4/1/08	1,384,471	1,442
Federal National Mortgage Association, 6.50%, 9/25/05	1,479,873	1,506
Federal National Mortgage Association, 6.75%, 4/25/18	2,108,891	2,189
Federal National Mortgage Association, 6.75%, 12/25/23	3,500,000	3,547
Federal National Mortgage Association, 7.00%, 6/1/03	120,230	124
Federal National Mortgage Association, 7.36%, 4/1/11	3,107,633	3,394
Federal National Mortgage Association, 8.40%, 2/25/09	2,485,715	2,577
Federal National Mortgage Association, 11.00%, 12/1/12	42,818	49
Federal National Mortgage Association, 11.00%, 9/1/17	356,993	410
Federal National Mortgage Association, 11.00%, 12/1/17	115,129	133
Federal National Mortgage Association, 11.00%, 2/1/18	151,162	174
Federal National Mortgage Association, 11.50%, 4/1/18	128,175	149
Federal National Mortgage Association, 12.00%, 9/1/12	376,312	439
Federal National Mortgage Association, 12.00%, 12/1/12	92,033	108
Federal National Mortgage Association, 12.00%, 9/1/17	117,181	138
Federal National Mortgage Association, 12.00%, 10/1/17	117,715	138
Federal National Mortgage Association, 12.00%, 12/1/17	95,399	112
Federal National Mortgage Association, 12.00%, 2/1/18	166,458	196
Federal National Mortgage Association, 12.25%, 1/1/18	97,731	115
Federal National Mortgage Association, 12.50%, 4/1/18	63,937	76
Federal National Mortgage Association, 13.00%, 11/1/12	61,231	73
Federal National Mortgage Association, 13.00%, 11/1/17	77,268	93
Federal National Mortgage Association, 13.00%, 12/1/17	87,711	105
Federal National Mortgage Association, 13.00%, 2/1/18	166,508	199
Federal National Mortgage Association, 14.00%, 12/1/17	53,022	65
Government National Mortgage Association, 7.00%, 5/15/23	182,254	188
Government National Mortgage Association, 7.50%, 4/15/22	132,972	139
Government National Mortgage Association, 7.50%, 10/15/23	372,283	389
Government National Mortgage Association, 7.50%, 10/15/25	8,862	9
Government National Mortgage Association, 7.50%, 11/15/25	7,264	8
Government National Mortgage Association, 7.50%, 5/15/26	8,685	9

Select Bond Portfolio

		Market
Government (Domestic and Foreign)	Shares/	Value
and Agency Bonds (34.5%)	Par	(000’s)

Federal Government & Agencies continued
Government National Mortgage Association, 7.50%, 1/15/27	$224,869	$234
Government National Mortgage Association, 7.50%, 2/15/27	260,174	271
Government National Mortgage Association, 7.50%, 3/15/27	32,219	34
Government National Mortgage Association, 7.50%, 4/15/27	52,696	55
Government National Mortgage Association, 7.50%, 8/15/27	8,086	8
Government National Mortgage Association, 7.50%, 6/15/28	270,422	281
Government National Mortgage Association, 8.00%, 1/15/26	230,096	243
Government National Mortgage Association, 8.00%, 2/15/26	305,730	323
Government National Mortgage Association, 8.00%, 8/15/26	317,422	336
Government National Mortgage Association, 8.00%, 9/15/26	116,679	123
Government National Mortgage Association, 8.00%, 12/15/26	65,777	70
Government National Mortgage Association, 8.00%, 1/15/27	92,099	97
Government National Mortgage Association, 8.00%, 3/15/27	286,000	301
Government National Mortgage Association, 8.00%, 4/15/27	535,004	564
Government National Mortgage Association, 8.00%, 6/15/27	230,463	243
Government National Mortgage Association, 8.00%, 7/15/27	233,119	246
Government National Mortgage Association, 8.00%, 8/15/27	176,556	186
Government National Mortgage Association, 8.00%, 9/15/27	189,068	199
Government National Mortgage Association, 8.50%, 9/15/21	22,771	25
Government National Mortgage Association, 8.50%, 3/15/23	1,275	1
Government National Mortgage Association, 8.50%, 6/15/23	2,338	3
Government National Mortgage Association, 8.50%, 6/15/24	44,718	48
Government National Mortgage Association, 8.50%, 7/15/24	49,451	53
Government National Mortgage Association, 8.50%, 11/15/24	227,313	245
Government National Mortgage Association, 8.50%, 2/15/25	34,626	38
Government National Mortgage Association, 11.00%, 1/15/18	2,461,396	2,830
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,000
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,012
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	777,974	801
US Treasury, 3.875%, 6/30/03	5,490,000	5,596
US Treasury, 4.13%, 2/28/02	5,000,000	4,987
US Treasury, 4.625%, 2/28/03	7,250,000	7,449
US Treasury, 5.375%, 2/15/31	12,750,000	12,570
US Treasury, 6.25%, 5/15/30	2,492,000	2,699
US Treasury Inflation Index Bond, 3.375%, 1/15/07	16,601,308	16,660
US Treasury Inflation Index Bond, 3.625%, 7/15/02	6,325,119	6,383
US Treasury Inflation Index Bond, 3.625%, 1/15/08	9,900,540	10,008
US Treasury Inflation Index Bond, 3.875%, 4/15/29	7,513,367	8,010
US Treasury Inflation Index Bond, 5.00%, 8/15/11	4,390,000	4,379

Total Government (Domestic and Foreign) and Agency Bonds (Cost $137,491)		140,162

Mortgage/Asset Backed Securities (16.8%)

Auto Related (0.4%)
Fleetwood Credit Corporation Grantor Trust, Series 1997-B, Class A, 6.40%, 5/15/13	379,048	393
Team Fleet Financing Corporation, Series 1996-1, Class A, 6.65%, 12/15/02 144A	1,333,333	1,342

Total		1,735

Boat Dealers (0.2%)
Nationscredit Grantor Trust, Series 1997-2, Class A1, 6.35%, 4/15/14	695,679	720

Total		720

Commercial Banks (0.7%)
Nationsbank Lease Pass Through Trust, Series 1997-A, Class 1, 7.442%, 1/10/11 144A	2,679,376	2,844

Total		2,844

Commercial Mortgages (11.1%)
Asset Securitization Corporation, Series 1996-MD6, Class CS1, 1.632%, 11/13/26 IO	8,362,637	120
Asset Securitization Corporation, Series 1996-MD6, Class CS2, 1.098%, 11/13/26 IO	85,000,000	2,108
Asset Securitization Corporation, Series 1997-D5, Class PS1, 1.616%, 2/14/41 IO	11,555,454	843

Select Bond Portfolio

		Market
Mortgage/Asset Backed	Shares/	Value
Securities (16.8%)	Par	(000’s)

Commercial Mortgages continued
Chase Commercial Mortgage Securities Corporation, Series 1997-1, Class B, 7.37%, 4/19/07	$1,000,000	$1,068
Chase Commercial Mortgage Securities Corporation, Series 1997-2, Class A2, 6.60%, 11/19/07	5,000,000	5,199
Chase Commercial Mortgage Securities Corporation, Series 1997-2, Class B, 6.60%, 11/19/07	2,000,000	2,066
Commercial Mortgage Acceptance Corporation, Series 1997-ML1, Class B, 6.644%, 12/15/07	2,000,000	2,045
Credit Suisse First Boston Mortgage Securities Corporation, Series 1997-C1, Class A2, 7.26%, 6/20/07 144A	1,369,300	1,447
Credit Suisse First Boston Mortgage Securities Corporation, Series 1997-C1, Class B, 7.28%, 6/20/07 144A	1,500,000	1,588
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class A1, 7.00%, 11/2/06 144A	3,000,000	3,127
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 11/2/11 144A	4,000,000	3,948
DLJ Commercial Mortgage Corporation, Series 1998-CF1, Class S, 0.70%, 1/15/18 IO	114,628,012	3,774
DLJ Mortgage Acceptance Corporation, Series 1997-CF2, Class S, 0.352%, 10/15/17 IO, 144A	98,153,937	1,962
The Equitable Life Assurance Society, Series 174, Class C1, 7.52%, 5/15/06 144A	2,000,000	2,115
Malan Mortgage Securities Trust, Series 1995-1, Class A3, 7.80%, 8/15/05 144A	3,000,000	3,082
Midland Realty Acceptance Corporation, Series 1996-C2, Class AEC, 1.353%, 1/25/29 IO, 144A	11,658,335	638
Mortgage Capital Funding, Inc., Series 1997-MC1, Class A3, 7.288%, 3/20/07	5,323,000	5,669
Nomura Asset Securities Corporation, Series 1998-D6, Class A2, 6.993%, 3/17/28	2,800,000	2,890
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.471%, 1/15/19 144A	1,800,000	840

Total		44,529

Credit Card Asset Backed (0.0%)
Heilig-Meyers Master Trust, Series 1998-1A, Class A, 6.125%, 1/20/07 144A	1,295,901	194

Total		194

Franchise Loan Receivables (1.2%)
Enterprise Mortgage Acceptance Company, Series 1998-1, Class A2, 6.38%, 4/15/07 144A	3,100,000	2,909
Enterprise Mortgage Acceptance Company, Series 1998-1, Class IO, 1.37%, 1/15/23 IO, 144A	27,729,107	1,176
FMAC Loan Receivables Trust, Series 1998-A, Class A1, 6.20%, 9/15/20 144A	188,145	187
Global Franchise Trust, Series 1998-1, Class A1, 6.349%, 4/10/04 144A	652,703	657

Total		4,929

Health Services (0.3%)
Health Care Receivables, 6.25%, 2/1/03 144A	1,125,000	1,134

Total		1,134

Home Equity Loan (0.6%)
Vanderbilt Mortgage Finance, Inc., Series 1997-B, Class 1A4, 7.19%, 2/7/14	2,500,000	2,614

Total		2,614

Manufactured Housing (0.2%)
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	847,023	851

Total		851

Motorcycle Dealers (0.2%)
Harley-Davidson Eaglemark Motorcycle Trust, Series 1998-2, Class A2, 5.87%, 4/15/04	675,844	686

Total		686

Residential Mortgages (0.3%)
Blackrock Capital Finance LP, Series 1997-R1, Class B3, 7.75%, 3/25/37 144A	3,637,994	637
Blackrock Capital Finance LP, Series 1997-R3, Class B3, 7.25%, 11/25/28 144A	4,179,307	627

Total		1,264

Select Bond Portfolio

		Market
Mortgage/Asset Backed	Shares/	Value
Securities (16.8%)	Par	(000’s)

Retail-Retail Stores (1.6%)
LB Mortgage Trust, Series 1991-2, Class A3, 8.396%, 1/20/17	$5,910,155	$6,563

Total		6,563

Total Mortgage/Asset Backed Securities (Cost $75,673)		68,063

Money Market Investments (13.2%)

Cigarettes (1.2%)
Phillip Morris Co., Inc., 1.81%, 1/18/02	5,000,000	4,996

Total		4,996

Computer & Software Stores (1.0%)
Hewlett-Packard, 1.95%, 1/15/02	4,000,000	3,997

Total		3,997

Federal Government & Agencies (0.4%)
Federal National Mortgage Association, 1.73%, 2/15/02	1,600,000	1,597

Total		1,597

Finance Lessors (1.2%)
Receivables Capital Corp, 1.88%, 1/22/02	5,000,000	4,995

Total		4,995

Finance Services (2.5%)
JP Morgan Chase & Co, 1.94%, 1/11/02	5,000,000	4,997
Preferred Receivable Funding, 1.85%, 2/4/02	5,000,000	4,991

Total		9,988

Machinery (1.2%)
John Deere Capital Corp., 2.05%, 1/14/02	5,000,000	4,996

Total		4,996

Miscellaneous Business Credit Institutions (1.2%)
National Rural Utilities, 1.75%, 1/28/02	4,900,000	4,894

Total		4,894

Personal Credit Institutions (3.7%)
American General Finance, 1.92%, 1/11/02	5,000,000	4,997
Household Finance Corp, 2.09%, 1/11/02	5,000,000	4,997
Variable Funding Capital, 2.45%, 1/10/02	5,000,000	4,996

Total		14,990

Pharmaceutical Preparations (0.8%)
American Home Products, 1.85%, 1/2/02	3,100,000	3,100

Total		3,100

Total Money Market Investments (Cost $53,553)		53,553

Total Investments (98.8%) (Cost $404,311)!		400,647

Other Assets, Less Liabilities (1.2%)		4,759

Total Net Assets (100.0%)		$405,406

!	At 12/31/01 the aggregate cost of securities for federal tax purposes was $409,433 and the net unrealized depreciation of investments based on that cost was $8,786 which is comprised of $5,610 aggregate gross unrealized appreciation and $14,396 aggregate gross unrealized depreciation.

144A after the name of a security represents a security exempt from registration under rule 144a of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

IO — Interest Only Security

††	Defaulted Security

The Accompanying Notes are an Integral Part of the Financial Statements

Money Market Portfolio

Objective:	Portfolio Strategy:	Net Assets:
Maximum current income consistent with liquidity and stability of capital	Achieve stability of capital by investing in short-term debt securities.	$458.69 million

The Money Market Portfolio, which invests only in high quality commercial paper and other short-term debt securities with maturities generally not exceeding one year, is the least risky of the Portfolios.

The most notable effect on short-term interest rates during 2001 was the Federal Reserve’s 11 interest rate cuts, which totaled 475 basis points. During the first half of the year, the Portfolio’s performance relative to its benchmark, the Merrill Lynch 91-day Treasury Bill Index, was hurt by average maturity somewhat shorter than the Index. During the fourth quarter, the Portfolio’s weighted average maturity was extended, to a high of approximately 70 days, versus 50 to 55 days for the index. At year end, the Portfolio’s average maturity remained longer than the Index.

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE SO IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Money Market Portfolio

Northwestern Mutual Series Fund, Inc.
Schedule of Investments
December 31, 2001

		Market
	Shares/	Value
Short Term Paper (86.5%)	Par	(000’s)

Agricultural Services (3.0%)
Monsanto Company, 2.06%, 2/19/02	$13,680,000	$13,642

Total		13,642

Auto Related (1.0%)
New Center Asset Trust, 1.76%, 3/8/02	4,820,000	4,804

Total		4,804

Commercial Banks (8.1%)
Citicorp, 1.78%, 1/14/02	13,625,000	13,616
JP Morgan Chase & Co., 1.75%, 2/12/02	4,000,000	3,992
JP Morgan Chase & Co., 1.86%, 2/8/02	9,390,000	9,372
Marshall & Ilsley Bank, 5.02%, 4/19/02	10,000,000	9,999

Total		36,979

Computer & Software Stores (2.6%)
Hewlett-Packard, 2.17%, 5/30/02	12,000,000	11,892

Total		11,892

Diversified Business Finance (3.0%)
General Electric Capital, 1.88%, 2/1/02	5,235,000	5,227
General Electric Capital, 1.90%, 1/31/02	8,365,000	8,351

Total		13,578

Electric Utilities (1.9%)
National Rural Utility Co., 2.01%, 1/25/02	8,500,000	8,489

Total		8,489

Electrical Equipment & Supplies (2.4%)
Emerson Electric, 1.79%, 1/24/02	11,080,000	11,067

Total		11,067

Finance Lessors (3.9%)
Receivables Capital Corp., 1.88%, 1/23/02	11,325,000	11,312
Tyco Capital Corp., 2.02%, 2/13/02	6,500,000	6,484

Total		17,796

Finance Services (4.7%)
Abb Capital LLC, 2.22%, 12/6/02	10,000,000	10,000
Preferred Receivable Funding, 2.10%, 1/14/02	11,700,000	11,691

Total		21,691

Flavoring Extracts & Syrups (2.4%)
Coca-Cola Company, 1.89%, 2/8/02	11,000,000	10,978

Total		10,978

Food Service (2.9%)
Nestle Capital Corp., 1.75%, 1/31/02	13,500,000	13,480

Total		13,480

Machinery (4.8%)
Caterpillar Financial Services Corporation, 4.05%, 6/1/02	10,000,000	10,000
John Deere Capital Corp., 2.05%, 1/14/02	1,000,000	999
John Deere Capital Corp., 2.29%, 11/12/02	11,000,000	11,000

Total		21,999

Miscellaneous Business Credit Institutions (4.8%)
Delaware Funding Corp., 2.16%, 1/28/02	12,000,000	11,981
Quincy Capital Corp., 2.09%, 1/14/02	9,965,000	9,957

Total		21,938

Newspapers (2.7%)
Gannet Company, Inc., 1.78%, 1/18/02	12,390,000	12,380

Total		12,380

Nonclassifiable Establishments (3.0%)
Unilever Capital Corp., 1.78%, 3/1/02	13,800,000	13,760

Total		13,760

Money Market Portfolio

		Market
	Shares/	Value
Short Term Paper (86.5%)	Par	(000’s)

Personal Credit Institutions (9.2%)
American Express Credit, 2.02%, 1/15/02	$5,280,000	$5,276
American Express Credit, 2.14%, 1/25/02	5,010,000	5,003
American General Finance, 2.05%, 2/13/02	6,500,000	6,484
American General Finance, 2.17%, 1/25/02	5,000,000	4,993
Associates Corp. of NA, 3.77%, 6/26/02	10,000,000	10,000
Household Finance Corp., 2.73%, 9/26/02	10,500,000	10,500

Total		42,256

Petroleum Refining (0.9%)
Conoco, Inc., 3.20%, 10/15/02	4,000,000	4,000

Total		4,000

Pharmaceutical Preparations (5.2%)
American Home Products, 2.30%, 1/25/02	11,500,000	11,482
Pfizer, Inc., 1.79%, 1/31/02	6,000,000	5,991
Pfizer, Inc., 1.87%, 2/4/02	6,480,000	6,469

Total		23,942

Security Brokers & Dealers (8.5%)
Goldman Sachs Group, Inc., 3.06%, 1/18/02	12,500,000	12,482
Morgan Stanley Dean Witter & Co., 2.59%, 10/16/02	13,000,000	13,003
Salomon Smith Barney Holdings, 1.77%, 2/1/02	13,500,000	13,480

Total		38,965

Short Term Business Credit (9.3%)
CXC Incorporated, 1.73%, 1/2/02	11,350,000	11,350
CXC Incorporated, 2.32%, 1/18/02	10,500,000	10,488
Transamerica Financial Corporation, 2.33%, 1/18/02	4,375,000	4,370
Transamerica Financial Corporation, 3.05%, 2/14/02	6,000,000	5,978
Variable Funding Capital, 2.45%, 1/10/02	10,500,000	10,494

Total		42,680

Tobacco (2.2%)
Philip Morris, 1.81%, 2/8/02	10,000,000	9,981

Total		9,981

Total Short Term Paper (Cost: $396,297)		396,297

		Market
	Shares/	Value
Corporate Bonds Domestic (8.5%)	Par	(000’s)

Auto Related (3.6%)
Ford Motor Credit Company, 6.30%, 7/16/02	$10,000,000	$10,007
General Motors Acceptance Corporation, 5.50%, 1/14/02	2,550,000	2,550
Toyota Motor Credit Corporation, 6.83%, 9/13/02	3,250,000	3,320

Total		15,877

Medical and Hospital Equipment (1.1%)
American Home Products Corporation, 6.50%, 10/15/02	5,000,000	5,145

Total		5,145

Miscellaneous Business Credit Institutions (1.1%)
The CIT Group, Inc., 6.50%, 6/14/02	5,000,000	5,053

Total		5,053

Short Term Business Credit (0.8%)
Transamerica Financial Corporation, 7.25%, 8/15/02	3,700,000	3,772

Total		3,772

Telephone & Telegraph Apparatus (0.5%)
AT & T Capital Corporation, 5.86%, 4/26/02	2,500,000	2,511

Total		2,511

Tobacco Products (0.3%)
Philip Morris Companies, Inc., 7.63%, 5/15/02	1,500,000	1,516

Total		1,516

Utility-Electric (1.1%)
National Rural Utility, 6.70%, 6/15/02	5,000,000	5,059

Total		5,059

Total Corporate Bonds Domestic (Cost: $38,933)		38,933

Money Market Investments (3.0%)

Finance Services (3.0%)
Asset Securitization, 1.78%, 1/25/02	14,000,000	13,981

Total Money Market Investments (Cost: $13,981)		13,981

Money Market Portfolio

		Market
	Shares/	Value
Government Securities (2.2%)	Par	(000’s)

Government (2.2%)
US Treasury, 6.25%, 8/31/02	$10,000,000	$10,242

Total Government Securities (Cost: $10,242)		10,242

Total Investments (100.2%) (Cost $459,453)!		459,453

Other Assets, Less Liabilities (-0.2%)		(764)

Total Net Assets (100.0%)		$458,689

!	Also represents cost for federal income tax purposes.

The Accompanying Notes are an Integral Part of the Financial Statements

Accountants’ Report

Report of Independent Accountants

To The Shareholders and Board of Directors of

Northwestern Mutual Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, J.P. Morgan Select Growth and Income Stock Portfolio, Capital Guardian Domestic Equity Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio (constituting Northwestern Mutual Series Fund, Inc., hereafter referred to as the “Funds”) at December 31, 2001, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
January 25, 2002

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.
December 31, 2001
(in thousands, except per share amounts)

					Franklin
					Templeton
	Small Cap	T. Rowe Price	Aggressive	International	International	Index 400
	Growth Stock	Small Cap Value	Growth Stock	Growth	Equity	Stock
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments, at value (1)	$291,633	$20,851	$1,336,876	$26,645	$715,863	$210,548
Cash	9	507	98	182	97	—
Due from Sale of Fund Shares	342	353	776	100	371	365
Due from Sale of Securities	—	—	11,174	8	481	1,303
Dividends and Interest Receivable	10	22	213	19	1,319	123

Total Assets	291,994	21,733	1,349,137	26,954	718,131	212,339

Liabilities
Due on Purchase of Securities	—	698	5,132	17	883	1,380
Due on Redemption of Fund Shares	103	10	1,228	—	370	32
Due to Investment Advisor	138	6	584	16	400	43
Accrued Expenses	56	16	72	21	65	61
Due on Futures Variation Margin	249	—	245	—	—	89

Total Liabilities	546	730	7,261	54	1,718	1,605

Net Assets	$291,448	$21,003	$1,341,876	$26,900	$716,413	$210,734

Represented By:
Aggregate Paid in Capital (2), (3)	$295,842	$19,834	$1,296,618	$29,232	$771,661	$206,026
Undistributed Net Investment Income	433	10	1,100	—	13,635	1,833
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(27,354)	3	4,389	(1,094)	(15,812)	(3,030)
Net Unrealized Appreciation (Depreciation) of:
Investment Securities	22,236	1,156	39,514	(1,247)	(53,109)	5,705
Index Futures Contracts	291	—	255	—	—	200
Foreign Currency Transactions	—	—	—	9	38	—

Net Assets for Shares Outstanding (2)	$291,448	$21,003	$1,341,876	$26,900	$716,413	$210,734

Net Asset Value, Offering and Redemption Price per Share	$1.79	$1.02	$2.82	$0.91	$1.26	$1.12

(1) Investments, at cost	$269,397	$19,695	$1,297,362	$27,892	$768,972	$204,843
(2) Shares outstanding	163,226	20,692	475,353	29,680	567,291	187,863
(3) Shares authorized, $.01 par value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements

	J.P. Morgan
	Select Growth
	and Income	Capital Guardian
Growth Stock	Stock	Domestic Equity	Index 500 Stock	Asset Allocation	Balanced
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$705,795	$549,306	$40,627	$1,821,699	$41,845	$2,995,419
36	45	23	379	37	150
528	314	126	1,140	100	1,371
2,069	—	65	—	44	—
516	839	63	1,791	227	19,219

708,944	550,504	40,904	1,825,009	42,253	3,016,159

11,325	1,294	136	—	2,047	—
275	254	3	2,295	3	1,742
247	262	20	601	14	765
42	22	23	56	22	—
477	—	—	182	51	2,515

12,366	1,832	182	3,134	2,137	5,022

$696,578	$548,672	$40,722	$1,821,875	$40,116	$3,011,137

$654,063	$598,200	$40,632	$1,310,505	$40,410	$2,297,462
7,118	4,120	3	21,311	2	105,732
(53,135)	(29,958)	(183)	32,490	(202)	(22,305)
88,196	(23,690)	270	457,451	(125)	629,161
336	—	—	118	31	1,087
—	—	—	—	—	—

$696,578	$548,672	$40,722	$1,821,875	$40,116	$3,011,137

$2.03	$1.22	$0.97	$2.87	$0.97	$1.82

$617,599	$572,996	$40,357	$1,364,248	$41,970	$2,366,258
343,684	449,929	41,805	633,769	41,275	1,654,619
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000

[Additional columns below]

[Continued from above table, first column(s) repeated]

High Yield
Bond	Select Bond	Money Market
Portfolio	Portfolio	Portfolio

$144,262	$400,647	$459,453
90	—	—
95	399	795
—	—	—
3,441	5,054	865

147,888	406,100	461,113

48	8	18
88	583	2,288
63	103	118
19	—	—
—	—	—

218	694	2,424

$147,670	$405,406	$458,689

$222,509	$389,975	$458,689
196	21,476	—
(65,411)	(2,381)	—
(9,624)	(3,664)	—
—	—	—
—	—	—

$147,670	$405,406	$458,689

$0.65	$1.20	$1.00

$153,886	$404,311	$459,453
227,642	336,953	458,689
2,000,000	1,000,000	2,000,000

Statements of Operations

Northwestern Mutual Series Fund, Inc.
For the Year Ended December 31, 2001
(in thousands)

					Franklin
					Templeton
	Small Cap	T. Rowe Price	Aggressive	International	International	Index 400
	Growth Stock	Small Cap Value	Growth Stock	Growth	Equity	Stock	Growth Stock
	Portfolio	Portfolio*	Portfolio	Portfolio*	Portfolio	Portfolio	Portfolio

Investment Income
Income
Interest	$1,746	$17	$5,835	$17	$2,467	$744	$3,857
Dividends (1)	231	84	2,537	103	17,934	1,625	6,255

Total Income	1,977	101	8,372	120	20,401	2,369	10,112

Expenses
Management Fees	1,505	42	7,235	78	4,967	430	2,966
Custodian Expenses	28	5	26	27	515	89	16
Other Expenses	—	5	—	9	5	6	—
Audit Fees	15	16	17	16	20	15	16

Total Expenses	1,548	68	7,278	130	5,507	540	2,998

Less Waived Fees:
Paid by Affiliate	—	(18)	—	(16)	—	—	—
Paid Indirectly	(4)	(1)	(6)	—	—	(4)	(4)

Total Net Expenses	1,544	49	7,272	114	5,507	536	2,994

Net Investment Income	433	52	1,100	6	14,894	1,833	7,118

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net Realized Gain (Loss) on:
Investment Securities	(24,820)	12	10,034	(1,077)	(15,783)	2,309	(39,043)
Index Futures Contracts	2,146	—	(1,126)	—	—	(5,283)	(10,857)
Foreign Currency Transactions	—	—	—	(33)	(816)	—	—

Net Realized Gain (Loss) on Investments	(22,674)	12	8,908	(1,110)	(16,599)	(2,974)	(49,900)

Net Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	14,011	1,156	(346,340)	(1,247)	(107,389)	2,084	(70,228)
Index Futures Contracts	(132)	—	(2,468)	—	—	172	581
Foreign Currency Transactions	—	—	—	9	497	—	—

Net Change in Unrealized Appreciation (Depreciation) of Investments	13,879	1,156	(348,808)	(1,238)	(106,892)	2,256	(69,647)

Net Gain (Loss) on Investments	(8,795)	1,168	(339,900)	(2,348)	(123,491)	(718)	(119,547)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,362)	$1,220	$(338,800)	$(2,342)	(108,597)	$1,115	$(112,429)

(1) Net of Foreign dividend tax	$—	$—	$—	$12	$1,995	$—	$7

*	Commenced operations on 7/31/01.

The Accompanying Notes are an Integral Part of the Financial Statements

J.P. Morgan
Select Growth
and Income	Capital Guardian	Index 500
Stock	Domestic Equity	Stock	Asset Allocation	Balanced	High Yield Bond	Select Bond	Money Market
Portfolio	Portfolio*	Portfolio	Portfolio*	Portfolio	Portfolio	Portfolio	Portfolio

$592	$38	$754	$321	$106,646	$15,334	$22,648	$17,144
6,693	227	24,426	62	18,188	1,083	—	—

7,285	265	25,180	383	124,834	16,417	22,648	17,144

3,128	83	3,765	79	9,258	747	1,053	1,266
20	7	82	16	—	18	—	—
4	8	9	9	—	6	—	—
16	16	17	16	—	19	—	—

3,168	114	3,873	120	9,258	790	1,053	1,266

—	(20)	—	(23)	—	—	—	—
(3)	—	(4)	—	—	(2)	—	—

3,165	94	3,869	97	9,258	788	1,053	1,266

4,120	171	21,311	286	115,576	15,629	21,595	15,878

(19,827)	(183)	33,269	(356)	32,806	(19,780)	5,570	—
—	—	(450)	154	(44,054)	—	4,512	—
—	—	—	—	—	—	—	—

(19,827)	(183)	32,819	(202)	(11,248)	(19,780)	10,082	—

(30,330)	270	(303,181)	(125)	(209,330)	10,959	1,598	—
—	—	907	31	1,563	—	56	—
—	—	—	—	—	—	—	—

(30,330)	270	(302,274)	(94)	(207,767)	10,959	1,654	—

(50,157)	87	(269,455)	(296)	(219,015)	(8,821)	11,736	—

$(46,037)	$258	$(248,144)	$(10)	$(103,439)	$6,808	$33,331	$15,878

$7	$1	$121	$2	$91	$—	$—	$—

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$433	$349
Net Realized Loss on Investments	(22,674)	(4,090)
Net Change in Unrealized Appreciation (Depreciation) of Investments for the Period	13,879	(5,252)

Net Decrease in Net Assets Resulting from Operations	(8,362)	(8,993)

Distributions to Shareholders from:
Net Investment Income	(19)	(330)
Net Realized Gain on Investments	(5)	(4,666)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(24)	(4,996)

Fund Share Transactions
Proceeds from Sale of 45,505 and 110,714 Shares	78,169	222,618
Proceeds from Shares Issued on Reinvestment of Distributions Paid (13 and 2,632 shares, respectively)	24	4,996
Payments for 17,164 and 18,323 Shares Redeemed	(28,673)	(34,794)

Net Increase in Net Assets Resulting from Fund Share Transactions (28,354 and 95,023 shares, respectively)	49,520	192,820

Total Increase in Net Assets	41,134	178,831
Net Assets
Beginning of Period	250,314	71,483

End of Period (Includes undistributed net investment income of $433 and $19, respectively)	$291,448	$250,314

T. Rowe Price Small Cap Value Portfolio

For the Period
July 31, 2001**
through
December 31,
2001

(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$52
Net Realized Gain on Investments	12
Net Change in Unrealized Appreciation of Investments for the Period	1,156

Net Increase in Net Assets Resulting from Operations	1,220

Distributions to Shareholders from:
Net Investment Income	(51)
Net Realized Gain on Investments	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(51)

Fund Share Transactions
Proceeds from Sale of 22,033 Shares	21,131
Proceeds from Shares Issued on Reinvestment of Distributions Paid of 50 shares	51
Payments for 1,391 Shares Redeemed	(1,348)

Net Increase in Net Assets Resulting from Fund Share Transactions of 20,692 shares	19,834

Total Increase in Net Assets	21,003
Net Assets
Beginning of Period	—

End of Period (Includes undistributed net investment income of $10)	$21,003

**	Portfolio commenced operations July 31, 2001.

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$1,100	$1,517
Net Realized Gain on Investments	8,908	310,647
Net Change in Unrealized Depreciation of Investments for the Period	(348,808)	(224,154)

Net Increase (Decrease) in Net Assets Resulting from Operations	(338,800)	88,010

Distributions to Shareholders from:
Net Investment Income	(1,517)	—
Net Realized Gain on Investments	(310,659)	(203,984)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(312,176)	(203,984)

Fund Share Transactions
Proceeds from Sale of 86,780 and 178,227 Shares	305,560	890,503
Proceeds from Shares Issued on Reinvestment of Distributions Paid (101,785 and 45,880 shares, respectively)	312,176	203,984
Payments for 92,520 and 153,808 Shares Redeemed	(320,897)	(767,811)

Net Increase in Net Assets Resulting from Fund Share Transactions (96,045 and 70,299 shares, respectively)	296,839	326,676

Total Increase (Decrease) in Net Assets	(354,137)	210,702
Net Assets
Beginning of Period	1,696,013	1,485,311

End of Period (Includes undistributed net investment income of $1,100 and $1,517, respectively)	$1,341,876	$1,696,013

International Growth Portfolio

For the Period
July 31, 2001**
through
December 31,
2001

(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$6
Net Realized Loss on Investments	(1,110)
Net Change in Unrealized Depreciation of Investments for the Period	(1,238)

Net Decrease in Net Assets Resulting from Operations	(2,342)

Distributions to Shareholders from:
Net Investment Income	—
Net Realized Gain on Investments	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—

Fund Share Transactions
Proceeds from Sale of 29,730 Shares	29,286
Proceeds from Shares Issued on Reinvestment of Distributions Paid of 0 Shares	—
Payments for 50 Shares Redeemed	(44)

Net Increase in Net Assets Resulting from Fund Share Transactions of 29,680 Shares	29,242

Total Increase in Net Assets	26,900
Net Assets
Beginning of Period	—

End of Period (Includes undistributed net investment income of $0)	$26,900

**	Portfolio commenced operations July 31, 2001.

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$14,894	$14,106
Net Realized Gain (Loss) on Investments	(16,599)	66,384
Net Change in Unrealized Depreciation of Investments for the Period	(106,892)	(78,157)

Net Decrease in Net Assets Resulting from Operations	(108,597)	2,333

Distributions to Shareholders from:
Net Investment Income	(13,356)	(16,173)
Net Realized Gain on Investments	(67,555)	(41,802)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(80,911)	(57,975)

Fund Share Transactions
Proceeds from Sale of 897,043 and 842,807 Shares	1,261,855	1,389,357
Proceeds from Shares Issued on Reinvestment of Distributions Paid (57,917 and 37,092 shares, respectively)	80,911	57,975
Payments for 883,476 and 817,728 Shares Redeemed	(1,246,462)	(1,354,243)

Net Increase in Net Assets Resulting from Fund Share Transactions (71,484 and 62,171 shares, respectively)	96,304	93,089

Total Increase (Decrease) in Net Assets	(93,204)	37,447
Net Assets
Beginning of Period	809,617	772,170

End of Period (Includes undistributed net investment income of $13,635 and $12,912, respectively)	$716,413	$809,617

Index 400 Stock Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$1,833	$1,888
Net Realized Gain (Loss) on Investments	(2,974)	14,347
Net Change in Unrealized Appreciation (Depreciation) of Investments for the Period	2,256	(333)

Net Increase in Net Assets Resulting from Operations	1,115	15,902

Distributions to Shareholders from:
Net Investment Income	(21)	(1,867)
Net Realized Gain on Investments	(2,155)	(13,495)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(2,176)	(15,362)

Fund Share Transactions
Proceeds from Sale of 77,185 and 80,621 Shares	84,032	99,261
Proceeds from Shares Issued on Reinvestment of Distributions Paid (1,962 and 14,227 shares, respectively)	2,176	15,362
Payments for 11,583 and 28,116 Shares Redeemed	(12,029)	(37,191)

Net Increase in Net Assets Resulting from Fund Share Transactions (67,564 and 66,732 shares, respectively)	74,179	77,432

Total Increase in Net Assets	73,118	77,972
Net Assets
Beginning of Period	137,616	59,644

End of Period (Includes undistributed net investment income of $1,833 and $21, respectively)	$210,734	$137,616

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$7,118	$8,419
Net Realized Gain (Loss) on Investments	(49,900)	25,170
Net Change in Unrealized Depreciation of Investments for the Period	(69,647)	(55,596)

Net Decrease in Net Assets Resulting from Operations	(112,429)	(22,007)

Distributions to Shareholders from:
Net Investment Income	(5,419)	(4,365)
Net Realized Gain on Investments	(25,531)	(30,683)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(30,950)	(35,048)

Fund Share Transactions
Proceeds from Sale of 37,823 and 53,298 Shares	81,112	140,509
Proceeds from Shares Issued on Reinvestment of Distributions Paid (14,152 and 13,623 shares, respectively)	30,950	35,048
Payments for 20,655 and 9,117 Shares Redeemed	(42,921)	(23,820)

Net Increase in Net Assets Resulting from Fund Share Transactions (31,320 and 57,804 shares, respectively)	69,141	151,737

Total Increase (Decrease) in Net Assets	(74,238)	94,682
Net Assets
Beginning of Period	770,816	676,134

End of Period (Includes undistributed net investment income of $7,118 and $5,419, respectively)	$696,578	$770,816

J.P. Morgan Select Growth & Income Stock Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$4,120	$4,262
Net Realized Gain (Loss) on Investments	(19,827)	9,404
Net Change in Unrealized Depreciation of Investments for the Period	(30,330)	(57,201)

Net Decrease in Net Assets Resulting from Operations	(46,037)	(43,535)

Distributions to Shareholders from:
Net Investment Income	(4,262)	(4,979)
Net Realized Gain on Investments	(15,376)	(30,759)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(19,638)	(35,738)

Fund Share Transactions
Proceeds from Sale of 39,693 and 23,840 Shares	49,815	35,146
Proceeds from Shares Issued on Reinvestment of Distributions Paid (15,282 and 24,732 shares, respectively)	19,638	35,738
Payments for 28,597 and 48,882 Shares Redeemed	(35,087)	(73,182)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (26,378 and (310) shares, respectively)	34,366	(2,298)

Total Decrease in Net Assets	(31,309)	(81,571)
Net Assets
Beginning of Period	579,981	661,552

End of Period (Includes undistributed net investment income of $4,120 and $4,262, respectively)	$548,672	$579,981

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio

For the Period
July 31, 2001**
through
December 31,
2001

(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$171
Net Realized Loss on Investments	(183)
Net Change in Unrealized Appreciation of Investments for the Period	270

Net Increase in Net Assets Resulting from Operations	258

Distributions to Shareholders from:
Net Investment Income	(168)
Net Realized Gain on Investments	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(168)

Fund Share Transactions
Proceeds from Sale of 42,542 Shares	41,341
Proceeds from Shares Issued on Reinvestment of Distributions Paid of 174 shares	168
Payments for 911 Shares Redeemed	(877)

Net Increase in Net Assets Resulting from Fund Share Transactions of 41,805 shares	40,632

Total Increase in Net Assets	40,722
Net Assets
Beginning of Period	—

End of Period (Includes undistributed net investment income of $3)	$40,722

**	Portfolio commenced operations July 31, 2001.

Index 500 Stock Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$21,311	$24,105
Net Realized Gain on Investments	32,819	60,105
Net Change in Unrealized Depreciation of Investments for the Period	(302,274)	(283,247)

Net Decrease in Net Assets Resulting from Operations	(248,144)	(199,037)

Distributions to Shareholders from:
Net Investment Income	(24,105)	(22,921)
Net Realized Gain on Investments	(59,088)	(65,358)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(83,193)	(88,279)

Fund Share Transactions
Proceeds from Sale of 47,523 and 39,698 Shares	142,837	147,411
Proceeds from Shares Issued on Reinvestment of Distributions Paid (26,836 and 24,022 shares, respectively)	83,193	88,279
Payments for 49,022 and 39,762 Shares Redeemed	(145,755)	(147,393)

Net Increase in Net Assets Resulting from Fund Share Transactions (25,337 and 23,958 shares, respectively)	80,275	88,297

Total Decrease in Net Assets	(251,062)	(199,019)
Net Assets
Beginning of Period	2,072,937	2,271,956

End of Period (Includes undistributed net investment income of $21,311 and $24,105, respectively)	$1,821,875	$2,072,937

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

For the Period
July 31, 2001**
through
December 31,
2001

(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$286
Net Realized Loss on Investments	(202)
Net Change in Unrealized Depreciation of Investments for the Period	(94)

Net Decrease in Net Assets Resulting from Operations	(10)

Distributions to Shareholders from:
Net Investment Income	(284)
Net Realized Gain on Investments	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(284)

Fund Share Transactions
Proceeds from Sale of 41,212 Shares	40,347
Proceeds from Shares Issued on Reinvestment of Distributions Paid of 292 shares	284
Payments for 229 Shares Redeemed	(221)

Net Increase in Net Assets Resulting from Fund Share Transactions of 41,275 shares	40,410

Total Increase in Net Assets	40,116
Net Assets
Beginning of Period	—

End of Period (Includes undistributed net investment income of $2)	$40,116

** Portfolio commenced operations July 31, 2001.

Balanced Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$115,576	$118,443
Net Realized Gain (Loss) on Investments	(11,248)	108,200
Net Change in Unrealized Depreciation of Investments for the Period	(207,767)	(230,492)

Net Decrease in Net Assets Resulting from Operations	(103,439)	(3,849)

Distributions to Shareholders from:
Net Investment Income	(127,987)	(114,893)
Net Realized Gain on Investments	(112,544)	(167,534)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(240,531)	(282,427)

Fund Share Transactions
Proceeds from Sale of 44,213 and 17,894 Shares	82,145	37,754
Proceeds from Shares Issued on Reinvestment of Distributions Paid (129,457 and 139,058 shares, respectively)	240,531	282,427
Payments for 118,592 and 158,895 Shares Redeemed	(220,768)	(338,606)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (55,078 and (1,943) shares, respectively)	101,908	(18,425)

Total Decrease in Net Assets	(242,062)	(304,701)
Net Assets
Beginning of Period	3,253,199	3,557,900

End of Period (Includes undistributed net investment income of $105,732 and $117,944, respectively)	$3,011,137	$3,253,199

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$15,629	$16,296
Net Realized Loss on Investments	(19,780)	(15,781)
Net Change in Unrealized Appreciation (Depreciation) of Investments for the Period	10,959	(7,398)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,808	(6,883)

Distributions to Shareholders from:
Net Investment Income	(15,601)	(16,401)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(15,601)	(16,401)

Fund Share Transactions
Proceeds from Sale of 35,236 and 12,332 Shares	25,721	9,921
Proceeds from Shares Issued on Reinvestment of Distributions Paid (24,080 and 23,819 shares, respectively)	15,601	16,401
Payments for 31,719 and 32,449 Shares Redeemed	(23,066)	(26,255)

Net Increase in Net Assets Resulting from Fund Share Transactions (27,597 and 3,702 shares, respectively)	18,256	67

Total Increase (Decrease) in Net Assets	9,463	(23,217)
Net Assets
Beginning of Period	138,207	161,424

End of Period (Includes undistributed net investment income of $196 and $168, respectively)	$147,670	$138,207

Select Bond Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$21,595	$19,180
Net Realized Gain (Loss) on Investments	10,082	(5,024)
Net Change in Unrealized Appreciation of Investments for the Period	1,654	13,071

Net Increase in Net Assets Resulting from Operations	33,331	27,227

Distributions to Shareholders from:
Net Investment Income	(19,294)	(19,349)
Net Realized Gain on Investments	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(19,294)	(19,349)

Fund Share Transactions
Proceeds from Sale of 87,848 and 19,112 Shares	104,150	21,374
Proceeds from Shares Issued on Reinvestment of Distributions Paid (16,955 and 18,463 shares, respectively)	19,294	19,349
Payments for 20,005 and 38,678 Shares Redeemed	(23,753)	(43,416)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (84,798 and (1,103) shares, respectively)	99,691	(2,693)

Total Increase in Net Assets	113,728	5,185
Net Assets
Beginning of Period	291,678	286,493

End of Period (Includes undistributed net investment income of $21,476 and $18,919, respectively)	$405,406	$291,678

The Accompanying Notes are an Integral Part of the Financial Statements

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2001	2000

	(In thousands)
Increase in Net Assets
Operations
Net Investment Income	$15,878	$22,612

Net Increase in Net Assets Resulting from Operations	15,878	22,612

Distributions to Shareholders from:
Net Investment Income	(15,878)	(22,612)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(15,878)	(22,612)

Fund Share Transactions
Proceeds from Sale of 1,720,066 and 2,096,168 Shares	1,720,084	2,096,166
Proceeds from Shares Issued on Reinvestment of Distributions Paid (15,879 and 22,612 shares, respectively)	15,879	22,612
Payments for 1,661,729 and 2,138,607 Shares Redeemed	(1,661,729)	(2,138,607)

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions (74,216 and (19,827) shares, respectively)	74,234	(19,829)

Total Increase (Decrease) in Net Assets	74,234	(19,829)
Net Assets
Beginning of Period	384,455	404,284

End of Period (No undistributed net investment income)	$458,689	$384,455

The Accompanying Notes are an Integral Part of the Financial Statements

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

			For the Period
			April 30,
	For the Year Ended		1999*
	December 31,		through
			December 31,
(For a share outstanding throughout the period)	2001	2000	1999

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.86	$1.79	$1.00
Income from Investment Operations:
Net Investment Income	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(0.07)	0.13	0.85

Total from Investment Operations	(0.07)	0.13	0.85

Less Distributions:
Distributions from Net Investment Income	—	—	—
Distributions from Realized Gains on Investments	—	(0.06)	(0.06)

Total Distributions	—	(0.06)	(0.06)

Net Asset Value, End of Period	$1.79	$1.86	$1.79

Total Return†	(3.76% )	6.71%	86.09%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$291,448	$250,314	$71,483

Ratio of Gross Expenses to Average Net Assets	0.60%	0.67%	1.03%	***

Ratio of Net Expenses to Average Net Assets	0.60%	0.67%	1.00%	***

Ratio of Net Investment Income (Loss) to Average Net Assets	0.17%	0.19%	(0.07%	)***

Portfolio Turnover Rate	70.58%	86.13%	70.72%

T. Rowe Price Small Cap Value Portfolio

For the
Period
July 31, 2001**
through
December 31,
(For a share outstanding throughout the period)	2001

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net Investment Income	—
Net Realized and Unrealized Gains on Investments	0.02

Total from Investment Operations	0.02

Less Distributions:
Distributions from Net Investment Income	—
Distributions from Realized Gains on Investments	—

Total Distributions	—

Net Asset Value, End of Period	$1.02

Total Return†	1.76%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$21,003

Ratio of Gross Expenses to Average Net Assets	1.36% ***

Ratio of Net Expenses to Average Net Assets	1.00% ***

Ratio of Net Investment Income to Average Net Assets	1.03% ***

Portfolio Turnover Rate	49.70%

*	Portfolio commenced operations April 30, 1999.
**	Portfolio commenced operations July 31, 2001.
***	Computed on an annualized basis.

†	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio

	For the Year Ended December 31,

(For a share outstanding throughout the period)	2001	2000	1999	1998	1997

Selected Per Share Data
Net Asset Value, Beginning of Period	$4.47	$4.81	$3.46	$3.34	$3.15
Income from Investment Operations:
Net Investment Income	—	—	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(0.83)	0.29	1.48	0.24	0.39

Total from Investment Operations	(0.83)	0.29	1.48	0.24	0.39

Less Distributions:
Distributions from Net Investment Income	—	—	—	—	—
Distributions from Realized Gains on Investments	(0.82)	(0.63)	(0.13)	(0.12)	(0.20)

Total Distributions	(0.82)	(0.63)	(0.13)	(0.12)	(0.20)

Net Asset Value, End of Period	$2.82	$4.47	$4.81	$3.46	$3.34

Total Return†	(19.87% )	6.18%	43.78%	7.56%	13.86%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,341,876	$1,696,013	$1,485,311	$1,137,466	$1,067,068

Ratio of Expenses to Average Net Assets	0.52%	0.52%	0.51%	0.52%	0.53%

Ratio of Net Investment Income (Loss) to Average Net Assets	0.08%	0.09%	(0.02% )	0.04%	0.06%

Portfolio Turnover Rate	70.40%	63.18%	68.64%	50.43%	57.27%

International Growth Portfolio

For the
Period
July 31,
2001**
through
December 31,
(For a share outstanding throughout the period)	2001

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net Investment Income	—
Net Realized and Unrealized Gains on Investments	(0.09)

Total from Investment Operations	(0.09)

Less Distributions:
Distributions from Net Investment Income	—
Distributions from Realized Gains on Investments	—

Total Distributions	—

Net Asset Value, End of Period	$0.91

Total Return†	(9.40% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$26,900

Ratio of Gross Expenses to Average Net Assets	1.25% ***

Ratio of Net Expenses to Average Net Assets	1.10% ***

Ratio of Net Investment Income to Average Net Assets	0.05% ***

Portfolio Turnover Rate	18.45%

**	Portfolio commenced operations July 31, 2001.
***	Computed on an annualized basis.

†	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio

	For the Year Ended December 31,

(For a share outstanding throughout the period)	2001	2000	1999	1998	1997

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.63	$1.78	$1.68	$1.69	$1.56
Income from Investment Operations:
Net Investment Income	0.02	0.02	0.03	0.05	0.04
Net Realized and Unrealized Gains on Investments	(0.23)	(0.04)	0.33	0.04	0.15

Total from Investment Operations	(0.21)	(0.02)	0.36	0.09	0.19

Less Distributions:
Distributions from Net Investment Income	(0.03)	(0.04)	(0.05)	(0.04)	(0.04)
Distributions from Realized Gains on Investments	(0.13)	(0.09)	(0.21)	(0.06)	(0.02)

Total Distributions	(0.16)	(0.13)	(0.26)	(0.10)	(0.06)

Net Asset Value, End of Period	$1.26	$1.63	$1.78	$1.68	$1.69

Total Return†	(14.00% )	(0.79% )	22.88%	4.82%	12.28%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$716,413	$809,617	$772,170	$671,106	$659,850

Ratio of Expenses to Average Net Assets	0.74%	0.73%	0.74%	0.76%	0.77%

Ratio of Net Investment Income to Average Net Assets	1.99%	1.77%	2.62%	3.38%	2.75%

Portfolio Turnover Rate	34.52%	26.95%	38.37%	30.41%	16.74%

Index 400 Stock Portfolio

			For the Period
			April 30,
	For the Year Ended		1999*
	December 31,		through
			December 31,
(For a share outstanding throughout the period)	2001	2000	1999

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.14	$1.11	$1.00
Income from Investment Operations:
Net Investment Income	—	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	(0.01)	0.16	0.12

Total from Investment Operations	(0.01)	0.18	0.13

Less Distributions:
Distributions from Net Investment Income	—	(0.02)	(0.01)
Distributions from Realized Gains on Investments	(0.01)	(0.13)	(0.01)

Total Distributions	(0.01)	(0.15)	(0.02)

Net Asset Value, End of Period	$1.12	$1.14	$1.11

Total Return†	(0.65% )	17.21%	12.83%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$210,734	$137,616	$59,644

Ratio of Gross Expenses to Average Net Assets	0.31%	0.32%	0.46% ***

Ratio of Net Expenses to Average Net Assets	0.31%	0.32%	0.35% ***

Ratio of Net Investment Income to Average Net Assets	1.06%	1.71%	1.69% ***

Portfolio Turnover Rate	19.06%	54.60%	26.51%

*	Portfolio commenced operations April 30, 1999.
***	Computed on an annualized basis.

†	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

	For the Year Ended December 31,

(For a share outstanding throughout the period)	2001	2000	1999	1998	1997

Selected Per Share Data
Net Asset Value, Beginning of Period	$2.47	$2.66	$2.25	$1.81	$1.46
Income from Investment Operations:
Net Investment Income	0.02	0.03	0.03	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments	(0.36)	(0.09)	0.47	0.46	0.42

Total from Investment Operations	(0.34)	(0.06)	0.50	0.48	0.44

Less Distributions:
Distributions from Net Investment Income	(0.02)	(0.02)	(0.03)	(0.02)	(0.02)
Distributions from Realized Gains on Investments	(0.08)	(0.11)	(0.06)	(0.02)	(0.07)

Total Distributions	(0.10)	(0.13)	(0.09)	(0.04)	(0.09)

Net Asset Value, End of Period	$2.03	$2.47	$2.66	$2.25	$1.81

Total Return†	(14.22% )	(2.49% )	22.50%	26.69%	29.85%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$696,578	$770,816	$676,134	$421,282	$243,071

Ratio of Expenses to Average Net Assets	0.43%	0.43%	0.43%	0.46%	0.49%

Ratio of Net Investment Income to Average Net Assets	1.01%	1.12%	1.22%	1.10%	1.24%

Portfolio Turnover Rate	27.98%	28.01%	27.26%	21.64%	33.20%

J.P. Morgan Select Growth & Income Stock Portfolio

	For the Year Ended December 31,

(For a share outstanding throughout the period)	2001	2000	1999	1998	1997

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.37	$1.56	$1.62	$1.33	$1.32
Income from Investment Operations:
Net Investment Income	0.01	0.01	0.01	0.01	0.01
Net Realized and Unrealized Gains (Losses) on Investments	(0.11)	(0.11)	0.12	0.29	0.37

Total from Investment Operations	(0.10)	(0.10)	0.13	0.30	0.38

Less Distributions:
Distributions from Net Investment Income	(0.01)	(0.01)	—	(0.01)	(0.01)
Distributions from Realized Gains on Investments	(0.04)	(0.08)	(0.19)	—	(0.36)

Total Distributions	(0.05)	(0.09)	(0.19)	(0.01)	(0.37)

Net Asset Value, End of Period	$1.22	$1.37	$1.56	$1.62	$1.33

Total Return†	(7.77% )	(6.97% )	7.47%	23.14%	30.03%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$548,672	$579,981	$661,552	$570,970	$371,935

Ratio of Expenses to Average Net Assets	0.58%	0.57%	0.57%	0.58%	0.60%

Ratio of Net Investment Income to Average Net Assets	0.75%	0.68%	0.80%	1.00%	1.04%

Portfolio Turnover Rate	44.37%	47.67%	106.93%	160.40%	144.52%

†	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio

For the
Period
July 31, 2001**
through
December 31,
(For a share outstanding throughout the period)	2001

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net Investment Income	—
Net Realized and Unrealized Gains on Investments	(0.03)

Total from Investment Operations	(0.03)

Less Distributions:
Distributions from Net Investment Income	—
Distributions from Realized Gains on Investments	—

Total Distributions	—

Net Asset Value, End of Period	$0.97

Total Return†	(2.19% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$40,722

Ratio of Gross Expenses to Average Net Assets	0.90% ***

Ratio of Net Expenses to Average Net Assets	0.75% ***

Ratio of Net Investment Income to Average Net Assets	1.32% ***

Portfolio Turnover Rate	18.98%

Index 500 Stock Portfolio

	For the Year Ended December 31,

(For a share outstanding throughout the period)	2001	2000	1999	1998	1997

Selected Per Share Data
Net Asset Value, Beginning of Period	$3.41	$3.89	$3.29	$2.64	$2.06
Income from Investment Operations:
Net Investment Income	0.03	0.04	0.04	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments	(0.43)	(0.37)	0.64	0.71	0.62

Total from Investment Operations	(0.40)	(0.33)	0.68	0.75	0.66

Less Distributions:
Distributions from Net Investment Income	(0.04)	(0.04)	(0.03)	(0.04)	(0.04)
Distributions from Realized Gains on Investments	(0.10)	(0.11)	(0.05)	(0.06)	(0.04)

Total Distributions	(0.14)	(0.15)	(0.08)	(0.10)	(0.08)

Net Asset Value, End of Period	$2.87	$3.41	$3.89	$3.29	$2.64

Total Return†	(11.88% )	(8.75% )	20.91%	28.72%	33.20%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$1,821,875	$2,072,937	$2,271,956	$1,690,680	$1,152,857

Ratio of Expenses to Average Net Assets	0.21%	0.20%	0.20%	0.21%	0.21%

Ratio of Net Investment Income to Average Net Assets	1.13%	1.08%	1.16%	1.40%	1.86%

Portfolio Turnover Rate	2.92%	6.47%	5.65%	3.03%	3.15%

**	Portfolio commenced operations July 31, 2001.
***	Computed on an annualized basis.

†	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

For the
Period
July 31, 2001**
through
December 31,
(For a share outstanding throughout the period)	2001

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net Investment Income	0.01
Net Realized and Unrealized Gains on Investments	(0.03)

Total from Investment Operations	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.01)
Distributions from Realized Gains on Investments	—

Total Distributions	(0.01)

Net Asset Value, End of Period	$0.97

Total Return†	(2.10% )

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$40,116

Ratio of Gross Expenses to Average Net Assets	0.92% ***

Ratio of Net Expenses to Average Net Assets	0.75% ***

Ratio of Net Investment Income to Average Net Assets	2.19% ***

Portfolio Turnover Rate	55.88%

Balanced Portfolio

	For the Year Ended December 31,

(For a share outstanding throughout the period)	2001	2000	1999	1998	1997

Selected Per Share Data
Net Asset Value, Beginning of Period	$2.03	$2.22	$2.22	$1.99	$1.72
Income from Investment Operations:
Net Investment Income	0.08	0.08	0.07	0.07	0.07
Net Realized and Unrealized Gains (Losses) on Investments	(0.13)	(0.09)	0.17	0.29	0.28

Total from Investment Operations	(0.05)	(0.01)	0.24	0.36	0.35

Less Distributions:
Distributions from Net Investment Income	(0.08)	(0.07)	(0.07)	(0.07)	(0.06)
Distributions from Realized Gains on Investments	(0.08)	(0.11)	(0.17)	(0.06)	(0.02)

Total Distributions	(0.16)	(0.18)	(0.24)	(0.13)	(0.08)

Net Asset Value, End of Period	$1.82	$2.03	$2.22	$2.22	$1.99

Total Return†	(3.15% )	(0.17% )	11.18%	18.88%	21.52%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$3,011,137	$3,253,199	$3,557,900	$3,282,071	$2,788,494

Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Investment Income to Average Net Assets	3.75%	3.47%	3.36%	3.48%	3.70%

Portfolio Turnover Rate	50.37%	24.36%	27.16%	44.18%	29.94%

**	Portfolio commenced operations July 31, 2001.
***	Computed on an annualized basis.

†	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

	For the Year Ended December 31,

(For a share outstanding throughout the period)	2001	2000	1999	1998	1997

Selected Per Share Data
Net Asset Value, Beginning of Period	$0.69	$0.82	$0.94	$1.06	$1.10
Income from Investment Operations:
Net Investment Income	0.08	0.09	0.11	0.10	0.11
Net Realized and Unrealized Gains (Losses) on Investments	(0.04)	(0.13)	(0.12)	(0.12)	0.06

Total from Investment Operations	0.04	(0.04)	(0.01)	(0.02)	0.17

Less Distributions:
Distributions from Net Investment Income	(0.08)	(0.09)	(0.11)	(0.10)	(0.14)
Distributions from Realized Gains on Investments	—	—	—	—	(0.07)

Total Distributions	(0.08)	(0.09)	(0.11)	(0.10)	(0.21)

Net Asset Value, End of Period	$0.65	$0.69	$0.82	$0.94	$1.06

Total Return†	5.03%	(4.60% )	(0.44% )	(1.84% )	15.85%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$147,670	$138,207	$161,424	$184,782	$153,038

Ratio of Gross Expenses to Average Net Assets	0.53%	0.53%	0.50%	0.50%	0.55%

Ratio of Net Expenses to Average Net Assets	0.53%	0.52%	0.50%	0.50%	0.55%

Ratio of Net Investment Income to Average Net Assets	10.48%	10.90%	11.15%	10.85%	9.95%

Portfolio Turnover Rate	96.41%	124.91%	139.87%	153.71%	129.49%

Select Bond Portfolio

	For the Year Ended December 31,

(For a share outstanding throughout the period)	2001	2000	1999	1998	1997

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.16	$1.13	$1.25	$1.26	$1.22
Income from Investment Operations:
Net Investment Income	0.06	0.08	0.08	0.08	0.08
Net Realized and Unrealized Gains (Losses) on Investments	0.05	0.03	(0.09)	—	0.04

Total from Investment Operations	0.11	0.11	(0.01)	0.08	0.12

Less Distributions:
Distributions from Net Investment Income	(0.07)	(0.08)	(0.08)	(0.08)	(0.08)
Distributions from Realized Gains on Investments	—	—	(0.03)	(0.01)	—

Total Distributions	(0.07)	(0.08)	(0.11)	(0.09)	(0.08)

Net Asset Value, End of Period	$1.20	$1.16	$1.13	$1.25	$1.26

Total Return†	10.37%	10.21%	(1.00% )	7.07%	9.46%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$405,406	$291,678	$286,493	$298,034	$244,835

Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Investment Income to Average Net Assets	6.15%	6.84%	6.56%	6.87%	7.03%

Portfolio Turnover Rate	151.27%	139.89%	76.65%	161.79%	184.93%

†	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

	For the Year Ended December 31,

(For a share outstanding throughout the period)	2001	2000	1999	1998	1997

Selected Per Share Data
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	0.04	0.06	0.05	0.05	0.05

Total from Investment Operations	0.04	0.06	0.05	0.05	0.05

Less Distributions:
Distributions from Net Investment Income	(0.04)	(0.06)	(0.05)	(0.05)	(0.05)

Total Distributions	(0.04)	(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return†	3.91%	6.28%	5.10%	5.43%	5.47%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$458,689	$384,455	$404,284	$291,464	$194,470

Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of Net Investment Income to Average Net Assets	3.76%	6.08%	4.99%	5.26%	5.33%

†	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees.

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

Notes to Financial Statements
December 31, 2001

Note 1 — Northwestern Mutual Series Fund, Inc. (the “Series Fund”), is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Stock Portfolio, Franklin Templeton International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, J.P. Morgan Select Growth & Income Stock Portfolio, Capital Guardian Domestic Equity Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and its segregated asset accounts.

On July 31, 2001, four new portfolios commenced operations in the Series Fund: T. Rowe Price Small Cap Value Portfolio, International Growth Stock Portfolio, Capital Guardian Domestic Equity Portfolio and the Asset Allocation Portfolio. These four new portfolios were each organized with 2,000,000,000 authorized shares of Common Stock. Par value is $.01 per share. Northwestern Mutual purchased 25,010,000 shares of each of the International Growth Stock, Capital Guardian Domestic Equity, and the Asset Allocation Portfolios at $1.00 per share and 5,010,000 shares of the T. Rowe Price Small Cap Value Portfolio at $1.00 per share.

Note 2 — The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

Note 3 — Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds. Money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. When quotations are not readily available, securities are valued at fair value determined by procedures approved by the Board of Directors.

Note 4 — Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated in U.S. dollar amounts on the respective dates of such transactions. When the International Growth Stock Portfolio, Franklin Templeton International Equity Portfolio, Asset Allocation Portfolio, Balanced Portfolio and Select Bond Portfolio purchases or sells a foreign security they may enter into a foreign exchange currency contract to minimize market risk for the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts valued at the contractual forward rate are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The International Growth Stock Portfolio, Franklin Templeton International Equity Portfolio, Asset Allocation Portfolio, Balanced Portfolio and Select Bond Portfolio do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Notes to Financial Statements

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, the differences between the amounts of dividends and foreign withholding taxes recorded on the portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid.

Note 5 — The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Asset Allocation, Balanced and Select Bond Portfolios invest in futures contracts as an alternative to investing in individual securities. The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Index 500 Stock, Asset Allocation, Balanced and Select Bond Portfolios could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Note 6 — Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issues is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended December 31, 2001, transactions in securities other than money market investments were:

		U.S.		U.S. Govt.
	Total	Govt.	Total Security	Security
	Security	Security	Sales/	Sales/
Portfolios	Purchases	Purchases	Maturities	Maturities

	(Amounts in thousands)
Small Cap Growth Stock	$156,527		$150,818
T. Rowe Price SmallCap Value	25,344		5,650
Aggressive Growth Stock	898,942		896,962
International Growth Stock Portfolio	31,297		3,804
Franklin Templeton International Equity	329,388		253,695
Index 400 Stock	104,728		29,922
Growth Stock	176,397		170,919
J.P. Morgan Select Growth & Income Stock	238,281		242,860
Capital Guardian Domestic Equity Portfolio	41,828		4,668
Index 500 Stock	102,703		54,443
Asset Allocation Portfolio	43,496	$10,325	12,108	$8,343
Balanced	1,353,488	811,300	1,392,247	1,019,349
High Yield Bond	131,766		131,426
Select Bond	552,332	355,929	472,276	337,712

Note 7 — The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Each Portfolio pays at an annual rate based on the average daily net asset values of each Portfolio. For the T. Rowe Price Small Cap Value Portfolio the rate is .85%, for the Index 500 Stock Portfolio the rate is .20%, for the Index 400 Stock Portfolio the rate is .25%, and for the Balanced, Select Bond and Money Market Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory

Notes to Financial Statements

fee is graded by the asset size of the Portfolio according to the following schedule:

	First	Next
	$50	$50
Portfolios	Million	Million	Excess

Small Cap Growth Stock	.80%	.65%	.50%
Aggressive Growth Stock	.80%	.65%	.50%
Franklin Templeton International Equity	.85%	.65%	.65%
Growth Stock	.60%	.50%	.40%
J.P. Morgan Select Growth & Income Stock	.70%	.60%	.55%
High Yield Bond	.60%	.50%	.40%

	First	Next
	$100	$150
Portfolios	Million	Million	Excess

Capital Guardian Domestic Equity	.65%	.55%	.50%
International Growth Stock	.75%	.65%	.55%
Asset Allocation	.60%	.50%	.40%

These amounts are paid to Northwestern Mutual Investment Services, LLC (“NMIS”), a wholly owned company of Northwestern Mutual, which is the manager and investment adviser of the Fund. Northwestern Mutual is also a party to the agreement. Other costs for each Portfolio are paid either by the Portfolios, Northwestern Mutual, or NMIS depending upon the applicable agreement in place. Effective January 1, 2002, Mason Street Advisers, LLC (“MSA”), a wholly owned company of Northwestern Mutual, will replace NMIS as the manager and investment advisor of the Fund.

The Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Stock Portfolio, Franklin Templeton International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, J.P. Morgan Select Growth & Income Stock Portfolio, Capital Guardian Domestic Equity Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, and High Yield Bond Portfolio pay their own custodian fees. In addition, certain Portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. The Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended December 31, 2001, the amounts paid through expense offset arrangements are $4,075 in the Small Cap Growth Stock Portfolio, $586 in the T. Rowe Price Small Cap Value Portfolio, $6,329 in the Aggressive Growth Stock Portfolio, $3,356 in the Index 400 Stock Portfolio, $4,118 in the Growth Stock Portfolio, $2,986 in the J.P. Morgan Select Growth & Income Stock Portfolio, $274 in the Capital Guardian Domestic Equity Portfolio, $4,281 in the Index 500 Stock Portfolio, $488 in the Asset Allocation Portfolio, and $1,970 in the High Yield Bond Portfolio.

J.P. Morgan Investment Management, Inc. (“J.P. Morgan”), Templeton Investment Counsel, Inc. (“Templeton Counsel”), T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Capital Guardian Trust Company (“Capital Guardian”) have been retained under an investment subadvisory agreement to provide investment advice and, in general, to conduct the management investment program of the J.P. Morgan Select Growth & Income Stock Portfolio, the Franklin Templeton International Equity Portfolio, the T. Rowe Price Small Cap Value Portfolio and the Capital Guardian Domestic Equity Portfolio, respectively. NMIS pays J.P. Morgan .45% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by J.P. Morgan, .40% on the next $100 million, .35% on the next $200 million and .30% in excess of $400 million. NMIS pays Templeton Counsel .50% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual by Templeton Counsel and .40% in excess of $100 million. NMIS pays T. Rowe Price an annual rate of .60% of the Portfolio’s average daily net assets. NMIS pays Capital Guardian a flat annual fee of $375,000 on the Portfolio’s assets of $100 million or less and .275% on net assets in excess of $100 million.

The Growth Stock, Aggressive Growth Stock, Small Cap Growth Stock and Asset Allocation Portfolios paid commissions on Fund transactions to an affiliated broker in the amounts of $1,362, $178,992, $3,786 and $2,046, respectively, for the year ended December 31, 2001.

Note 8 — Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

Taxable distributions from net investment income and realized capital gains in the Portfolios differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses from capital to income. The

Notes to Financial Statements

differences between cost amounts for book purposes and tax purposes are principally due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the statements of assets and liabilities.

After October 31, 2001, the Aggressive Growth Stock, International Growth Stock, Franklin Templeton International Equity, J.P. Morgan Select Growth & Income Stock, Capital Guardian Domestic Equity, Index 500 Stock and High Yield Bond Portfolios had capital losses in the amounts of $12,647,928, $914,957, $4,193,591, $6,639,459, $117,050, $707,261 and $6,432,818, respectively. The International Growth Stock and Franklin Templeton International Equity Portfolios had currency losses in the amounts of $16,787 and $23,291, respectively. These amounts are deferred and deemed to have occurred in the next fiscal year. For Federal income tax purposes, the Small Cap Growth Stock, International Growth Stock, Franklin Templeton International Equity, Index 400 Stock, Growth Stock, J.P. Morgan Select Growth & Income Stock, Capital Guardian Domestic Equity, Asset Allocation and Balanced Portfolios also have net realized capital losses of $25,189,147, $162,404, $11,599,888, $2,803,777, $52,222,224, $18,238,809, $51,512, $144,649 and $4,462,390, respectively, which will be carried forward to offset future net realized gains. The amounts expire in 2009. The High Yield Bond Portfolio has a net realized capital loss of $58,963,786. The amounts expire as follows: $2,661,875 in 2006, $23,977,979 in 2007, $21,128,704 in 2008 and $11,195,228 in 2009. The Select Bond Portfolio utilized $6,607,991 of prior capital loss carry forwards.

For Federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

Note 9 — Dividends from net investment income and net realized capital gains are declared each year for the Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, International Growth Stock, Franklin Templeton International Equity, Index 400 Stock, Growth Stock, J.P. Morgan Select Growth & Income Stock, Capital Guardian Domestic Equity, Index 500 Stock, Asset Allocation, Balanced, High Yield Bond and Select Bond Portfolios and each business day for the Money Market Portfolio.

Note 10 — Northwestern Mutual voluntarily reimburses the Franklin Templeton International Equity Portfolio for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolio. The amount reimbursed represents approximately 65% of the foreign dividend tax withheld from the Portfolio. Reimbursements are recorded when foreign dividend taxes are accrued. These voluntary reimbursements for the years ended December 31, 2001 and December 31, 2000 were $1,296,498 and $830,396, respectively.

Note 11

Distributions to Shareholders

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2001 was as follows:

	Distributions Paid From:

	Ordinary	Long-term
Portfolio	Income	Capital Gain	Total

	(Amounts in thousands)
Small Cap Growth Stock	$24	—	$24
T. Rowe Price Small Cap Value	51	—	51
Aggressive Growth Stock	1,517	$310,659	312,176
International Growth Stock	—	—	—
Franklin Templeton International Equity	26,699	54,212	80,911
Index 400 Stock	969	1,207	2,176
Growth Stock	5,419	25,531	30,950
J.P. Morgan Select Growth and Income Stock	7,206	12,432	19,638
Capital Guardian Domestic Equity	168	—	168
Index 500 Stock	24,105	59,088	83,193
Asset Allocation	284	—	284
Balanced	127,987	112,544	240,531
High Yield Bond	15,601	—	15,601
Select Bond	19,294	—	19,294
Money Market	15,878	—	15,878

Notes to Financial Statements

As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-term	Appreciation
Portfolio	Income	Gains (Losses)	(Depreciation)*	Total

	(Amounts in thousands)
Small Cap Growth Stock	$432	$(25,189)	$20,363	$(4,394)
T. Rowe Price Small Cap Value	17	13	1,139	1,169
Aggressive Growth Stock	1,101	24,420	19,737	45,258
International Growth Stock	—	(162)	(2,170)	(2,332)
Franklin Templeton International Equity	13,714	(11,600)	(57,362)	(55,248)
Index 400 Stock	1,833	(2,804)	5,679	4,708
Growth Stock	7,118	(52,222)	87,619	42,515
J.P. Morgan Select Growth and Income Stock	4,121	(18,239)	(35,410)	(49,528)
Capital Guardian Domestic Equity	2	(52)	140	90
Index 500 Stock	21,312	35,465	454,593	511,370
Asset Allocation	3	(145)	(152)	(294)
Balanced	106,136	(4,462)	612,001	713,675
High Yield Bond	127	(58,964)	(16,002)	(74,839)
Select Bond	23,230	1,247	(9,046)	15,431
Money Market	—	—	—	—

*	Differs from disclosures on Schedules of Investments due primarily to timing of recognition of certain gains and losses for tax purposes.

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain futures contracts.

(This page intentionally left blank)

Accountants’ Report

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and

Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity and financial highlights, present fairly, in all material respects, the financial position of NML Variable Annuity Account B and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Stock Division, Franklin Templeton International Equity Division, Index 400 Stock Division, Growth Stock Division, J.P. Morgan Select Growth & Income Stock Division, Capital Guardian Domestic Equity Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 2001, the results of each of their operations for the year or period then ended and the changes in each of their equity for the two years or the period then ended and the financial highlights for the year or period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2001 with Northwestern Mutual Series Fund, Inc., and the Russell Insurance Funds, provide a reasonable basis for our opinion.

Milwaukee, Wisconsin

January 25, 2002

Account B Financial Statements

NML Variable Annuity Account B
Statement of Assets and Liabilities
December 31, 2001
(in thousands)

Assets
Investments at Market Value:
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock 96,371 shares (cost $182,259)	$172,117
T. Rowe Price Small Cap Value 8,725 shares (cost $8,250)	8,842
Aggressive Growth Stock 310,693 shares (cost $1,322,555)	877,086
International Growth Stock 3,202 shares (cost $2,891)	2,896
Franklin Templeton International Equity 369,215 shares (cost $489,460)	466,318
Index 400 Stock 115,934 shares (cost $132,219)	130,085
Growth Stock 214,522 shares (cost $427,847)	434,836
J.P. Morgan Select Growth and Income Stock 302,127 shares (cost $432,953)	368,293
Capital Guardian Domestic Equity 10,461 shares (cost $9,735)	10,199
Index 500 Stock 403,511 shares (cost $937,384)	1,160,093
Asset Allocation 12,958 shares (cost $12,269)	12,561
Balanced 1,350,762 shares (cost $2,200,646)	2,458,386
High Yield Bond 160,596 shares (cost $148,406)	104,320
Select Bond 266,533 shares (cost $313,058)	320,640
Money Market 309,030 shares (cost $309,030)	309,030
Russell Insurance Funds
Multi-Style Equity 6,278 shares (cost $95,178)	74,326
Aggressive Equity 3,005 shares (cost $37,408)	34,389
Non-U.S. 4,703 shares (cost $49,151)	40,659
Real Estate Securities 3,736 shares (cost $38,080)	40,164
Core Bond 4,122 shares (cost $41,266)	41,760	$7,067,000

Due from Sale of Fund Shares		191
Due from Northwestern Mutual Life Insurance Company		457

Total Assets		$7,067,648

Liabilities
Due to Participants		$9,314
Due to Northwestern Mutual Life Insurance Company		191
Due on Purchase of Fund Shares		457

Total Liabilities		9,962

Equity (Note 8)
Contracts Issued Prior to December 17, 1981		93,750
Contracts Issued After December 16, 1981 and Prior to March 31, 1995		3,792,506
Contracts Issued On or After March 31, 1995:
Front Load Version		875,078
Back Load Version		1,803,095
Contracts Issued On or After March 31, 2000:
Front Load Version		211,981
Back Load Version		274,637
Contracts Issued On or After June 30, 2000:
Fee — Based Version		6,639

Total Equity		7,057,686

Total Liabilities and Equity		$7,067,648

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statement of Operations
(in thousands)

					T. Rowe Price
					Small Cap
			Small Cap Growth		Value	Aggressive Growth
	Combined		Stock Division		Division#	Stock Division

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2001	2000

Investment Income
Dividend Income	$594,207	$587,870	$15	$3,691	$21	$210,063	$140,605
Annuity Rate and Expense Guarantees	80,553	89,785	1,659	1,367	18	10,758	13,947

Net Investment Income (Loss)	513,654	498,085	(1,644)	2,324	3	199,305	126,658

Realized and Unrealized Gain on Investments
Realized Gain (Loss) on Investments	17,277	531,001	2,512	3,619	(42)	16,535	392,026
Unrealized Appreciation (Depreciation) of Investments During the Period	(1,250,453)	(1,208,683)	(8,977)	(12,343)	607	(456,516)	(468,707)

Net Gain (Loss) on Investments	(1,233,176)	(677,682)	(6,465)	(8,724)	565	(439,981)	(76,681)

Increase (Decrease) in Equity Derived from Investment Activity	$(719,522)	$(179,597)	$(8,109)	$(6,400)	$568	$(240,676)	$49,977

[Additional columns below]

[Continued from above table, first column(s) repeated]

	International
	Growth	Franklin Templeton						J.P. Morgan Select
	Stock	International Equity		Index 400				Growth and Income
	Division#	Division		Stock Division		Growth Stock Division		Stock Division

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2001	2000	2001	2000	2001	2000	2001	2000

Investment Income
Dividend Income	$—	$54,787	$39,826	$1,445	$10,349	$20,253	$24,138	$13,670	$25,735
Annuity Rate and Expense Guarantees	5	5,500	6,135	1,160	604	4,938	5,595	4,140	4,900

Net Investment Income (Loss)	(5)	49,287	33,691	285	9,745	15,315	18,543	9,530	20,835

Realized and Unrealized Gain on Investments
Realized Gain (Loss) on Investments	(11)	(88,618)	(15,031)	(403)	100	9,862	4,293	(1,780)	13,671
Unrealized Appreciation (Depreciation) of Investments During the Period	9	(36,915)	(21,692)	(950)	(3,008)	(104,702)	(42,658)	(44,500)	(70,575)

Net Gain (Loss) on Investments	(2)	(125,533)	(36,723)	(1,353)	(2,908)	(94,840)	(38,365)	(46,280)	(56,904)

Increase (Decrease) in Equity Derived from Investment Activity	$(7)	$(76,246)	$(3,032)	$(1,068)	$6,837	$(79,525)	$(19,822)	$(36,750)	$(36,069)

#	The initial investment in this Division was made on July 31, 2001

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statement of Operations
(in thousands)

	Capital
	Guardian			Asset
	Domestic Equity	Index 500		Allocation
	Division#	Stock Division		Division#

	Period Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
(continued)	2001	2001	2000	2001

Investment Income
Dividend Income	$41	$54,726	$59,732	$88
Annuity Rate and Expense Guarantees	19	13,679	16,792	27

Net Investment Income (Loss)	22	41,047	42,940	61

Realized and Unrealized Gain on Investments
Realized Gain (Loss) on Investments	(38)	44,447	53,840	7
Unrealized Appreciation (Depreciation) of Investments During the Period	454	(263,595)	(247,062)	326

Net Gain (Loss) on Investments	416	(219,148)	(193,222)	333

Increase (Decrease) in Equity Derived from Investment Activity	$438	$(178,101)	$(150,282)	$394

[Additional columns below]

[Continued from above table, first column(s) repeated]

			High Yield
	Balanced Division		Bond Division		Select Bond Division		Money Market Division

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
(continued)	2001	2000	2001	2000	2001	2000	2001	2000

Investment Income
Dividend Income	$196,374	$230,003	$11,007	$11,420	$15,363	$15,508	$10,662	$15,604
Annuity Rate and Expense Guarantees	29,597	32,721	1,083	1,099	3,003	2,429	2,945	2,585

Net Investment Income (Loss)	166,777	197,282	9,924	10,321	12,360	13,079	7,717	13,019

Realized and Unrealized Gain on Investments
Realized Gain (Loss) on Investments	51,257	85,629	(4,735)	(6,182)	165	(1,292)	—	—
Unrealized Appreciation (Depreciation) of Investments During the Period	(332,482)	(318,159)	(1,486)	(9,974)	10,917	7,685	—	—

Net Gain (Loss) on Investments	(281,225)	(232,530)	(6,221)	(16,156)	11,082	6,393	—	—

Increase (Decrease) in Equity Derived from Investment Activity	$(114,448)	$(35,248)	$3,703	$(5,835)	$23,442	$19,472	$7,717	$13,019

#	The initial investment in this Division was made on July 31, 2001

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statement of Operations
(in thousands)

	Russell Multi-Style		Russell Aggressive
	Equity Division		Equity Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
(continued)	2001	2000	2001	2000

Investment Income
Dividend Income	$1,667	$2,665	$35	$3,500
Annuity Rate and Expense Guarantees	688	675	309	270

Net Investment Income (Loss)	979	1,990	(274)	3,230

Realized and Unrealized Gain on Investments
Realized Gain (Loss) on Investments	(1,771)	(50)	(817)	133
Unrealized Appreciation (Depreciation) of Investments During the Period	(11,116)	(11,517)	(51)	(4,205)

Net Gain (Loss) on Investments	(12,887)	(11,567)	(868)	(4,072)

Increase (Decrease) in Equity Derived from Investment Activity	$(11,908)	$(9,577)	$(1,142)	$(842)

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Russell Non-		Russell Real Estate		Russell Core
	U.S. Division		Securities Division		Bond Division

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
(continued)	2001	2000	2001	2000	2001	2000

Investment Income
Dividend Income	$247	$3,346	$1,713	$643	$2,030	$1,105
Annuity Rate and Expense Guarantees	404	380	314	109	307	177

Net Investment Income (Loss)	(157)	2,966	1,399	534	1,723	928

Realized and Unrealized Gain on Investments
Realized Gain (Loss) on Investments	(9,703)	361	334	(67)	76	(49)
Unrealized Appreciation (Depreciation) of Investments During the Period	(1,315)	(9,905)	(101)	2,416	(60)	1,021

Net Gain (Loss) on Investments	(11,018)	(9,544)	233	2,349	16	972

Increase (Decrease) in Equity Derived from Investment Activity	$(11,175)	$(6,578)	$1,632	$2,883	$1,739	$1,900

#	The initial investment in this Division was made on July 31, 2001

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statement of Changes in Equity
(in thousands)

			Small Cap Growth
	Combined		Stock Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000

Operations
Net Investment Income	$513,654	$498,085	$(1,644)	$2,324
Net Realized gain (loss)	17,277	531,001	2,512	3,619
Net Change in unrealized appreciation (depreciation)	(1,250,453)	(1,208,683)	(8,977)	(12,343)

Increase (Decrease) in Equity	(719,522)	(179,597)	(8,109)	(6,400)

Equity Transactions
Contract Owners’ Net Payments	603,481	763,315	23,860	41,860
Annuity Payments	(14,783)	(15,901)	(137)	(79)
Surrenders and Other (net)	(497,556)	(602,624)	(8,305)	(8,323)
Transfers from Other Divisions or Sponsor	4,543,701	5,800,223	68,296	155,807
Transfers to Other Divisions or Sponsor	(4,568,930)	(5,822,543)	(67,215)	(67,957)

Increase (Decrease) in Equity Derived from Equity Transactions	65,913	122,470	16,499	121,308

Net Increase (Decrease) in Equity	(653,609)	(57,127)	8,390	114,908

Equity
Beginning of Period	7,711,295	7,768,422	163,689	48,781

End of Period	$7,057,686	$7,711,295	$172,079	$163,689

[Additional columns below]

[Continued from above table, first column(s) repeated]

	T. Rowe Price			International
	Small Cap			Growth
	Value	Aggressive Growth		Stock	Franklin Templeton
	Division#	Stock Division		Division#	International Equity Division

	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2001	2000	2001	2001	2000

Operations
Net Investment Income	$3	$199,305	$126,658	$(5)	$49,287	$33,691
Net Realized gain (loss)	(42)	16,535	392,026	(11)	(88,618)	(15,031)
Net Change in unrealized appreciation (depreciation)	607	(456,516)	(468,707)	9	(36,915)	(21,692)

Increase (Decrease) in Equity	568	(240,676)	49,977	(7)	(76,246)	(3,032)

Equity Transactions
Contract Owners’ Net Payments	1,663	58,786	87,923	909	33,085	48,082
Annuity Payments	(4)	(836)	(1,116)	(1)	(659)	(752)
Surrenders and Other (net)	(92)	(57,595)	(83,859)	(6)	(28,964)	(36,035)
Transfers from Other Divisions or Sponsor	8,475	310,337	974,210	2,747	1,449,456	1,444,860
Transfers to Other Divisions or Sponsor	(1,768)	(345,851)	(908,583)	(747)	(1,456,155)	(1,446,763)

Increase (Decrease) in Equity Derived from Equity Transactions	8,274	(35,159)	68,575	2,902	(3,237)	9,392

Net Increase (Decrease) in Equity	8,842	(275,835)	118,552	2,895	(79,483)	6,360
Equity
Beginning of Period	—	1,152,470	1,033,918	—	545,542	539,182

End of Period	$8,842	$876,635	$1,152,470	$2,895	$466,059	$545,542

[Additional columns below]

[Continued from above table, first column(s) repeated]

					J.P. Morgan Select
	Index 400				Growth and Income
	Stock Division		Growth Stock Division		Stock Division

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2001	2000	2001	2000	2001	2000

Operations
Net Investment Income	$285	$9,745	$15,315	$18,543	$9,530	$20,835
Net Realized gain (loss)	(403)	100	9,862	4,293	(1,780)	13,671
Net Change in unrealized appreciation (depreciation)	(950)	(3,008)	(104,702)	(42,658)	(44,500)	(70,575)

Increase (Decrease) in Equity	(1,068)	6,837	(79,525)	(19,822)	(36,750)	(36,069)

Equity Transactions
Contract Owners’ Net Payments	23,313	21,757	39,745	64,224	29,653	38,724
Annuity Payments	(141)	(63)	(725)	(795)	(854)	(898)
Surrenders and Other (net)	(5,581)	(2,828)	(27,201)	(31,980)	(23,378)	(33,663)
Transfers from Other Divisions or Sponsor	67,802	68,567	61,266	118,575	44,543	46,036
Transfers to Other Divisions or Sponsor	(49,086)	(23,868)	(77,560)	(82,437)	(56,217)	(83,776)

Increase (Decrease) in Equity Derived from Equity Transactions	36,307	63,565	(4,475)	67,587	(6,253)	(33,577)

Net Increase (Decrease) in Equity	35,239	70,402	(84,000)	47,765	(43,003)	(69,646)
Equity
Beginning of Period	94,846	24,444	518,198	470,433	411,031	480,677

End of Period	$130,085	$94,846	$434,198	$518,198	$368,028	$411,031

#	The initial investment in this Division was made on July 31, 2001

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statement of Changes in Equity
(in thousands)

	Capital Guardian
	Domestic	Index 500		Asset Allocation
	Equity Division#	Stock Division		Division#

	Period Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
(continued)	2001	2001	2000	2001

Operations
Net Investment Income	$22	$41,047	$42,940	$61
Net Realized gain (loss)	(38)	44,447	53,840	7
Net Change in unrealized appreciation (depreciation)	454	(263,595)	(247,062)	326

Increase (Decrease) in Equity	438	(178,101)	(150,282)	394

Equity Transactions
Contract Owners’ Net Payments	2,446	77,642	128,144	2,894
Annuity Payments	(6)	(2,316)	(3,015)	(5)
Surrenders and Other (net)	(137)	(79,753)	(106,598)	(137)
Transfers from Other Divisions or Sponsor	8,678	119,860	177,597	10,138
Transfers to Other Divisions or Sponsor	(1,220)	(162,997)	(212,576)	(723)

Increase (Decrease) in Equity Derived from Equity Transactions	9,761	(47,564)	(16,448)	12,167

Net Increase (Decrease) in Equity	10,199	(225,665)	(166,730)	12,561

Equity
Beginning of Period	—	1,384,090	1,550,820	—

End of Period	$10,199	$1,158,425	$1,384,090	$12,561

[Additional columns below]

[Continued from above table, first column(s) repeated]

			High Yield
	Balanced Division		Bond Division		Select Bond Division		Money Market Division

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
(continued)	2001	2000	2001	2000	2001	2000	2001	2000

Operations
Net Investment Income	$166,777	$197,282	$9,924	$10,321	$12,360	$13,079	$7,717	$13,019
Net Realized gain (loss)	51,257	85,629	(4,735)	(6,182)	165	(1,292)	—	—
Net Change in unrealized appreciation (depreciation)	(332,482)	(318,159)	(1,486)	(9,974)	10,917	7,685	—	—

Increase (Decrease) in Equity	(114,448)	(35,248)	3,703	(5,835)	23,442	19,472	7,717	13,019

Equity Transactions
Contract Owners’ Net Payments	138,706	152,600	10,026	10,736	33,345	19,043	84,164	90,968
Annuity Payments	(7,407)	(7,692)	(252)	(278)	(689)	(611)	(338)	(272)
Surrenders and Other (net)	(176,153)	(219,457)	(7,368)	(7,783)	(18,462)	(17,930)	(53,473)	(43,752)
Transfers from Other Divisions or Sponsor	128,454	98,806	28,085	15,942	113,431	30,876	1,927,581	2,492,418
Transfers to Other Divisions or Sponsor	(167,464)	(214,239)	(26,331)	(31,340)	(63,305)	(49,420)	(1,915,632)	(2,582,473)

Increase (Decrease) in Equity Derived from Equity Transactions	(83,864)	(189,982)	4,160	(12,723)	64,320	(18,042)	42,302	(43,111)

Net Increase (Decrease) in Equity	(198,312)	(225,230)	7,863	(18,558)	87,762	1,430	50,019	(30,092)
Equity
Beginning of Period	2,651,601	2,876,831	96,457	115,015	232,552	231,122	258,599	288,691

End of Period	$2,453,289	$2,651,601	$104,320	$96,457	$320,314	$232,552	$308,618	$258,599

#	The initial investment in this Division was made on July 31, 2001

The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account B
Statement of Changes in Equity
(in thousands)

	Russell Multi-Style		Russell Aggressive
	Equity Division		Equity Division

	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
(continued)	2001	2000	2001	2000

Operations
Net Investment Income	$979	$1,990	$(274)	$3,230
Net Realized gain (loss)	(1,771)	(50)	(817)	133
Net Change in unrealized appreciation (depreciation)	(11,116)	(11,517)	(51)	(4,205)

Increase (Decrease) in Equity	(11,908)	(9,577)	(1,142)	(842)

Equity Transactions
Contract Owners’ Net Payments	13,471	24,164	4,746	8,268
Annuity Payments	(146)	(152)	(42)	(31)
Surrenders and Other (net)	(3,965)	(3,803)	(1,447)	(2,222)
Transfers from Other Divisions or Sponsor	43,189	49,518	17,053	22,808
Transfers to Other Divisions or Sponsor	(42,178)	(33,333)	(17,442)	(11,664)

Increase (Decrease) in Equity Derived from Equity Transactions	10,371	36,394	2,868	17,159

Net Increase (Decrease) in Equity	(1,537)	26,817	1,726	16,317

Equity
Beginning of Period	75,746	48,929	32,663	16,346

End of Period	$74,209	$75,746	$34,389	$32,663

[Additional columns below]

[Continued from above table, first column(s) repeated]

			Russell Real Estate		Russell Core
	Russell Non-U.S. Division		Securities Division		Bond Division

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
(continued)	2001	2000	2001	2000	2001	2000

Operations
Net Investment Income	$(157)	$2,966	$1,399	$534	$1,723	$928
Net Realized gain (loss)	(9,703)	361	334	(67)	76	(49)
Net Change in unrealized appreciation (depreciation)	(1,315)	(9,905)	(101)	2,416	(60)	1,021

Increase (Decrease) in Equity	(11,175)	(6,578)	1,632	2,883	1,739	1,900

Equity Transactions
Contract Owners’ Net Payments	7,192	14,890	8,919	4,410	8,916	7,522
Annuity Payments	(69)	(64)	(57)	(18)	(99)	(65)
Surrenders and Other (net)	(2,158)	(2,510)	(878)	(745)	(2,503)	(1,136)
Transfers from Other Divisions or Sponsor	64,926	68,016	34,584	16,361	34,800	19,826
Transfers to Other Divisions or Sponsor	(65,398)	(49,312)	(24,302)	(9,332)	(27,339)	(15,470)

Increase (Decrease) in Equity Derived from Equity Transactions	4,493	31,020	18,266	10,676	13,775	10,677

Net Increase (Decrease) in Equity	(6,682)	24,442	19,898	13,559	15,514	12,577
Equity
Beginning of Period	47,341	22,899	20,225	6,666	26,245	13,668

End of Period	$40,659	$47,341	$40,123	$20,225	$41,759	$26,245

#	The initial investment in this Division was made on July 31, 2001

The Accompanying Notes are an Integral Part of the Financial Statements

Financial Highlights

NML Variable Annuity Account B
(For a unit outstanding during the period)

		Unit
	Year or	Value,	Increase
	Period	Beginning	(Decrease) in	Unit Value,	Total		Expense
Division	Ended	of Period	Equity	End of Period	Return(2)		Ratio(3)

Front Load Contract (Series QQ)
Small Cap Growth Stock	12/31/01	$1.972747	$(0.081899)	$1.890848	(4.15%	)	0.40%
T. Rowe Price Small Cap Value (1)	12/31/01	1.000000	0.015860	1.015860	1.59%		0.40%
Aggressive Growth Stock	12/31/01	2.815081	(0.568557)	2.246524	(20.20%	)	0.40%
International Growth Stock (1)	12/31/01	1.000000	(0.095536)	0.904464	(9.55%	)	0.40%
Franklin Templeton International Equity	12/31/01	1.940943	(0.278442)	1.662501	(14.35%	)	0.40%
Index 400 Stock	12/31/01	1.313674	(0.013865)	1.299809	(1.06%	)	0.40%
Growth Stock	12/31/01	2.814641	(0.409854)	2.404787	(14.56%	)	0.40%
J.P. Morgan Select Growth and Income Stock	12/31/01	2.252648	(0.183473)	2.069175	(8.14%	)	0.40%
Capital Guardian Domestic Equity (1)	12/31/01	1.000000	(0.023524)	0.976476	(2.35%	)	0.40%
Index 500 Stock	12/31/01	2.842665	(0.347775)	2.494890	(12.23%	)	0.40%
Asset Allocation (1)	12/31/01	1.000000	(0.022672)	0.977328	(2.27%	)	0.40%
Balanced	12/31/01	2.105871	(0.074585)	2.031286	(3.54%	)	0.40%
High Yield Bond	12/31/01	1.409248	0.064933	1.474181	4.61%		0.40%
Select Bond	12/31/01	1.461268	0.144995	1.606263	9.92%		0.40%
Money Market	12/31/01	1.333271	0.046639	1.379910	3.50%		0.40%
Russell Multi-Style Equity	12/31/01	0.937760	(0.136467)	0.801293	(14.55%	)	0.40%
Russell Aggressive Equity	12/31/01	1.094433	(0.030180)	1.064253	(2.76%	)	0.40%
Russell Non-U.S.	12/31/01	1.065355	(0.238046)	0.827309	(22.34%	)	0.40%
Russell Real Estate Securities	12/31/01	1.172137	0.086778	1.258915	7.40%		0.40%
Russell Core Bond	12/31/01	1.083276	0.075539	1.158815	6.97%		0.40%

		Unit
	Year or	Value,	Increase
	Period	Beginning	(Decrease) in	Unit Value,	Total		Expense
Division	Ended	of Period	Equity	End of Period	Return(2)		Ratio(3)

Back Load Contract (Series QQ)
Small Cap Growth Stock	12/31/01	$1.945087	$(0.096594)	$1.848493	(4.97%	)	1.25%
T. Rowe Price Small Cap Value (1)	12/31/01	1.000000	0.012260	1.012260	1.23%		1.25%
Aggressive Growth Stock	12/31/01	5.691856	(1.188193)	4.503663	(20.88%	)	1.25%
International Growth Stock (1)	12/31/01	1.000000	(0.098742)	0.901258	(9.87%	)	1.25%
Franklin Templeton International Equity	12/31/01	2.251266	(0.339347)	1.911919	(15.07%	)	1.25%
Index 400 Stock	12/31/01	1.295242	(0.024552)	1.270690	(1.90%	)	1.25%
Growth Stock	12/31/01	2.901600	(0.443580)	2.458020	(15.29%	)	1.25%
J.P. Morgan Select Growth and Income Stock	12/31/01	2.322995	(0.207320)	2.115675	(8.92%	)	1.25%
Capital Guardian Domestic Equity (1)	12/31/01	1.000000	(0.026996)	0.973004	(2.70%	)	1.25%
Index 500 Stock	12/31/01	4.432423	(0.575309)	3.857114	(12.98%	)	1.25%
Asset Allocation (1)	12/31/01	1.000000	(0.026138)	0.973862	(2.61%	)	1.25%
Balanced	12/31/01	7.368231	(0.321231)	7.047000	(4.36%	)	1.25%
High Yield Bond	12/31/01	1.431888	0.053276	1.485164	3.72%		1.25%
Select Bond	12/31/01	7.615016	0.684707	8.299723	8.99%		1.25%
Money Market	12/31/01	2.654580	0.069574	2.724154	2.62%		1.25%
Russell Multi-Style Equity	12/31/01	0.924598	(0.141263)	0.783335	(15.28%	)	1.25%
Russell Aggressive Equity	12/31/01	1.079072	(0.038660)	1.040412	(3.58%	)	1.25%
Russell Non-U.S.	12/31/01	1.050412	(0.241633)	0.808779	(23.00%	)	1.25%
Russell Real Estate Securities	12/31/01	1.155691	0.075035	1.230726	6.49%		1.25%
Russell Core Bond	12/31/01	1.068073	0.064799	1.132872	6.07%		1.25%

(1)	Portfolio commenced operations on July 31, 2001.
(2)	Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.
(3)	Computed on an annualized basis. Does not include expenses of the underlying portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements

Notes to Financial Statements

NML Variable Annuity Account B

December 31, 2001

Note 1 — NML Variable Annuity Account B (the “Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund variable annuity contracts (“contracts”) for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge of 0-8%; and Fee-Based contracts with no sales or withdrawal charges.

Note 2 — The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 — All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as “the Funds”). The shares are valued at the Funds’ offering and redemption prices per share. The Funds are diversified open-end investment companies registered under the Investment Company Act of 1940.

Note 4 — Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Mortality Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Annuity Table a adjusted with assumed interest rates of 3 1/2% or 5%.

Note 5 — Dividend income from the Funds is recorded on the ex-date of the dividends. Transactions in Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Purchases and sales of the Funds’ shares for the year ended December 31, 2001 by each Division are shown below:

Division	Purchases	Sales

Small Cap Growth Stock	$38,054,929	$23,272,551
T. Rowe Price Small Cap Value	9,893,759	1,602,022
Aggressive Growth Stock	446,883,667	283,691,861
International Growth Stock	2,936,480	34,275
Franklin Templeton International Equity	1,107,848,431	1,062,192,593
Index 400 Stock	43,084,924	6,401,871
Growth Stock	41,366,448	30,193,469
J.P. Morgan Select Growth and Income Stock	29,216,024	26,581,408
Capital Guardian Domestic Equity	11,202,446	1,429,566
Index 500 Stock	87,059,124	93,828,347
Asset Allocation	12,436,064	174,079
Balanced	252,712,978	171,201,705
High Yield Bond	23,848,557	9,717,280
Select Bond	87,483,962	10,894,425
Money Market	1,321,460,263	1,271,894,336
Russell Multi-Style Equity	15,574,696	4,441,280
Russell Aggressive Equity	5,781,864	3,386,964
Russell Non-U.S.	23,071,546	18,776,512
Russell Real Estate Securities	22,911,552	3,393,723
Russell Core Bond	18,552,325	3,113,555

Note 6 — A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1/2% annual rate.

Notes to Financial Statements

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 5/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

For contracts issued on or after June 30, 2000, for the Fee-Based version the deduction for annuity rate and expense guarantees is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% annual rate. The current charges will not be increased for five years from the date of the most recent Prospectus.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is reinvested in the Account and has been reflected as a Contract Owners’ Net Payment in the accompanying financial statements.

Note 7 — Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

Notes to Financial Statements

Note 8 — Equity Values by Division are shown below:

(in thousands, except accumulation unit values)

				Contracts Issued:
	Contracts Issued:			After December 16, 1981 and
	Prior to December 17, 1981			Prior to March 31, 1995

	Accumulation	Units		Accumulation	Units
Division	Unit Value	Outstanding	Equity	Unit Value	Outstanding	Equity

Small Cap Growth Stock	$1.873388	381	$714	$1.848493	33,099	$61,183
T. Rowe Price Small Cap Value	1.014387	—	—	1.012260	2,822	2,857
Aggressive Growth Stock	4.760371	947	4,509	4.503663	109,860	494,771
International Growth Stock	0.903153	—	—	0.901258	562	507
Franklin Templeton International Equity	1.996677	1,273	2,543	1.911919	125,487	239,920
Index 400 Stock	1.287807	478	615	1.270690	33,195	42,181
Growth Stock	2.554121	656	1,676	2.458020	66,217	162,764
J.P. Morgan Select Growth and Income Stock	2.198364	544	1,195	2.115675	67,222	142,220
Capital Guardian Domestic Equity	0.975051	—	—	0.973004	2,632	2,561
Index 500 Stock	4.076752	8,787	35,821	3.857114	140,198	540,758
Asset Allocation	0.975908	6	6	0.973862	4,917	4,789
Balanced	7.787723	4,202	32,726	7.047000	237,544	1,673,976
High Yield Bond	1.543249	88	136	1.485164	20,388	30,280
Select Bond	9.174827	684	6,277	8.299723	16,893	140,208
Money Market	3.010839	1,044	3,143	2.724154	48,198	131,297
Russell Multi-Style Equity	0.793888	272	216	0.783335	23,790	18,635
Russell Aggressive Equity	1.054435	154	162	1.040412	9,890	10,290
Russell Non-U.S	0.819680	115	94	0.808779	13,605	11,003
Russell Real Estate Securities	1.247315	28	35	1.230726	9,256	11,392
Russell Core Bond	1.148123	10	12	1.132872	7,626	8,639

Equity			89,880			3,730,231
Annuity Reserves			3,870			62,275

Total Equity			$93,750			$3,792,506

	Contracts Issued:			Contracts Issued:
	On or After March 31, 1995			On or After March 31, 1995
	Front Load Version			Back Load Version

	Accumulation	Units		Accumulation	Units
Division	Unit Value	Outstanding	Equity	Unit Value	Outstanding	Equity

Small Cap Growth Stock	$1.890848	15,922	$30,107	$1.848493	26,052	$48,157
T. Rowe Price Small Cap Value	1.015860	1,494	1,518	1.012260	2,002	2,027
Aggressive Growth Stock	2.246524	39,699	89,185	4.503663	54,333	244,698
International Growth Stock	0.904464	893	808	0.901258	478	431
Franklin Templeton International Equity	1.662501	43,787	72,795	1.911919	63,465	121,339
Index 400 Stock	1.299809	16,642	21,631	1.270690	27,949	35,514
Growth Stock	2.404787	30,388	73,076	2.458020	63,541	156,186
J.P. Morgan Select Growth and Income Stock	2.069175	29,263	60,551	2.115675	65,286	138,125
Capital Guardian Domestic Equity	0.976476	1,938	1,893	0.973004	2,436	2,370
Index 500 Stock	2.494890	59,351	148,074	3.857114	93,733	361,539
Asset Allocation	0.977328	2,156	2,107	0.973862	2,595	2,527
Balanced	2.031286	88,805	180,388	7.047000	57,631	406,128
High Yield Bond	1.474181	15,352	22,631	1.485164	27,704	41,146
Select Bond	1.606263	31,705	50,926	8.299723	10,114	83,940
Money Market	1.379910	38,574	53,229	2.724154	25,637	69,839
Russell Multi-Style Equity	0.801293	23,334	18,698	0.783335	26,373	20,659
Russell Aggressive Equity	1.064253	7,916	8,425	1.040412	8,919	9,279
Russell Non-U.S	0.827309	12,452	10,302	0.808779	12,691	10,265
Russell Real Estate Securities	1.258915	6,201	7,806	1.230726	7,837	9,645
Russell Core Bond	1.158815	10,027	11,619	1.132872	8,767	9,932

Equity			865,769			1,773,746
Annuity Reserves			9,309			29,349

Total Equity			$875,078			$1,803,095

Notes to Financial Statements

	Contracts Issued:			Contracts Issued:
	On or After March 31, 2000			On or After March 31, 2000
	Front Load Version			Back Load Version

	Accumulation	Units		Accumulation	Units
Division	Unit Value	Outstanding	Equity	Unit Value	Outstanding	Equity

Small Cap Growth Stock	$0.865935	13,883	$12,022	$1.848493	9,860	$18,227
T. Rowe Price Small Cap Value	1.015445	969	984	1.012260	1,215	1,230
Aggressive Growth Stock	0.719033	19,894	14,304	4.503663	5,064	22,804
International Growth Stock	0.904093	502	454	0.901258	602	542
Franklin Templeton International Equity	0.851962	13,406	11,421	1.911919	6,861	13,117
Index 400 Stock	1.023646	11,324	11,592	1.270690	13,127	16,681
Growth Stock	0.782628	17,374	13,598	2.458020	8,560	21,041
J.P. Morgan Select Growth and Income Stock	0.814020	10,592	8,622	2.115675	5,243	11,093
Capital Guardian Domestic Equity	0.976072	1,364	1,331	0.973004	1,486	1,446
Index 500 Stock	0.779001	29,925	23,312	3.857114	8,435	32,535
Asset Allocation	0.976926	1,019	995	0.973862	1,831	1,783
Balanced	0.937735	47,955	44,969	7.047000	8,427	59,388
High Yield Bond	1.006773	4,079	4,106	1.485164	2,773	4,118
Select Bond	1.184790	13,121	15,546	8.299723	2,098	17,409
Money Market	1.079788	21,133	22,820	2.724154	9,318	25,382
Russell Multi-Style Equity	0.751294	9,523	7,155	0.783335	9,084	7,116
Russell Aggressive Equity	0.903873	3,416	3,088	1.040412	2,556	2,659
Russell Non-U.S	0.659991	6,653	4,391	0.808779	4,874	3,942
Russell Real Estate Securities	1.331406	3,359	4,473	1.230726	4,572	5,627
Russell Core Bond	1.148513	4,757	5,464	1.132872	4,019	4,553

Equity			210,647			270,693
Annuity Reserves			1,334			3,944

Total Equity			$211,981			$274,637

	Contracts Issued:
	On or After June 30, 2000
	Fee-Based Version

	Accumulation	Units
Division	Unit Value	Outstanding	Equity

Small Cap Growth Stock	$0.844471	508	$429
T. Rowe Price Small Cap Value	1.016079	23	23
Aggressive Growth Stock	0.733386	583	427
International Growth Stock	0.904664	130	117
Franklin Templeton International Equity	0.837038	699	585
Index 400 Stock	1.055191	360	380
Growth Stock	0.799533	609	487
J.P. Morgan Select Growth and Income Stock	0.865578	578	500
Capital Guardian Domestic Equity	0.976685	210	205
Index 500 Stock	0.802827	501	403
Asset Allocation	0.977539	—	—
Balanced	0.946191	410	388
High Yield Bond	1.008436	150	152
Select Bond	1.175057	499	586
Money Market	1.067537	79	85
Russell Multi-Style Equity	0.783029	614	481
Russell Aggressive Equity	0.933024	181	169
Russell Non-U.S	0.696138	334	233
Russell Real Estate Securities	1.220071	358	436
Russell Core Bond	1.133492	488	553

Equity			6,639
Annuity Reserves			—

Total Equity			$6,639

Directors and Officers

Northwestern Mutual Series Fund, Inc.
Directors

Edward J. Zore	President and Chief Executive Officer, Northwestern Mutual Life,
Milwaukee
Martin F. Stein	Founder, Stein Optical,
Milwaukee
John K. MacIver	Senior Partner, Michael Best & Friedrich, LLC,
Milwaukee
Stephen N. Graff	Retired Partner, Arthur Andersen LLP
Milwaukee
William J. Blake	Chairman, Blake Investment Corp.,
Milwaukee
William A. McIntosh	Retired Division Head — U.S. Fixed Income, Salomon Brothers,
Chicago
James D. Ericson	Retired Chairman and Chief Executive Officer, Northwestern Mutual,
Milwaukee
Officers

Edward J. Zore	President
Mark G. Doll	Vice President & Treasurer
Merrill C. Lundberg	Secretary
Barbara E. Courtney	Controller

This report is submitted for the general information of owners of NML Variable Annuity Account B contracts. This report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus. Northwestern Mutual variable annuity contracts are sold through individuals who, in addition to being licensed life insurance agents of Northwestern Mutual, are Registered Representatives of Northwestern Mutual Investment Services, LLC, a wholly-owned subsidiary of Northwestern Mutual and a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

90-1776 (0102)